As filed with the Securities and Exchange Commission on April 29, 2003 Registration Nos. 333-32664 and No. 811-09859



     ----------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
      ---------------------------------------------------------------------

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|
                         Pre-Effective Amendment No. |_|

                       Post-Effective Amendment No. 5 [x]

                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

                                 Amendment No. 6


                              SEPARATE ACCOUNT VA-8
                           (Exact Name of Registrant)

                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)

  Transamerica Square, 401 North Tryon Street, Charlotte, North Carolina 28202
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (704) 330-5600

Name and Address of Agent for Service:   Copy to:

David M. Goldstein, Esq.                   FREDERICK R. BELLAMY, Esq.
Senior Vice President                      Sutherland, Asbill & Brennan LLP
Transamerica Life Insurance                1275 Pennsylvania Avenue, N.W.
and Annuity Company                        Washington, D.C. 20004-2415
1150 South Olive Street
Los Angeles, California  90015-2211

     Approximate date of proposed public offering: As soon as practicable after effectiveness of the Registration Statement.

     Title of securities being registered: Flexible premium deferred variable annuity contracts.

It is proposed that this filing will become effective:

                 |_| immediately upon filing pursuant to paragraph (b) |X| on May 1, 2003 pursuant to paragraph (b)
                 |_| 60 days after filing pursuant to paragraph (a)(1) |_| on _ pursuant to paragraph (a)(1)

         If appropriate, check the following box:
                 |_| this Post-Effective Amendment designates a new
            effective date for a previously filed Post-Effective Amendment.

                             Prospectus MAY 1, 2003


                  TRANSMARK OPTIMUM CHOICE(R) VARIABLE ANNUITY

                  A Flexible Premium Deferred Variable Annuity
                                    Issued By

                 Transamerica Life Insurance and Annuity Company
                           401 N. Tryon St., Suite 700
                               Charlotte, NC 28202
                           http://www.transamerica.com

       Offering 31 Sub-Accounts within the Variable Account Designated as
        Separate Account VA-8 of Transamerica Life and Annuity Insurance
                     Company, In Addition to a Fixed Account


                     Portfolios Associated with Sub-Accounts

AEGON/Transamerica Capital Guardian Global -- Initial Class
AEGON/Transamerica Capital Guardian Value --Initial Class
AEGON/Transamerica Federated Growth & Income --Initial Class
AEGON/Transamerica PIMCO Total Return --Initial Class
AEGON/Transamerica Transamerica Equity --Initial Class
AEGON/Transamerica Transamerica Money Market -- Initial Class
AEGON/Transamerica Van Kampen
Emerging Growth -- Initial Class
Alger American Income & Growth -- Class O
AllianceBernstein VP Growth and Income -- Class B
AllianceBernstein VP Premier Growth -- Class B
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares
Dreyfus Variable Investment Fund - Appreciation Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Developing Leaders Portfolio-Initial Shares

Fidelity VIP ContrafundR Portfolio -- Service Class 2
Fidelity VIP Equity-Income Portfolio -- Service Class 2
Fidelity VIP Index 500 Portfolio -- Service Class 2
Franklin Small Cap Fund -- Class 2
Franklin Small Cap Value Securities Fund -- Class 2
Janus Aspen Series Balanced -- Service Shares
Janus Aspen Series Worldwide Growth -- Service Shares
MFSR Emerging Growth Series -- Initial Class
MFSR Investors Trust Series -- Initial Class
MFSR Research Series --Initial Class
Miller Anderson UIF Core Plus Fixed Income --Class 1
Miller Anderson UIF High Yield -- Class 1
PIMCO Advisors VIT OpCap  Managed Portfolio
PIMCO Advisors VIT OpCap Small Cap Portfolio
PIMCO VIT StocksPLUS Growth & Income -- Admin Class
Van Kampen UIF Emerging Markets Equity --Class 1
Van Kampen UIF International Magnum -- Class 1

This prospectus contains information you should know before investing. Please keep this prospectus for future reference.


You can obtain more information about the contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2003. The SAI is available free by writing Transamerica Life Insurance and Annuity Company, Annuity Service Center, 2000 Wade Hampton Blvd., Greenville, SC 29615-1064 800-317-2688.

The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The table of contents of the SAI is included at the end of this prospectus.

The  SEC's  web  site  is   http://www.sec.gov.   Transamerica's   web  site  is
http:\\www.transamerica.com

Neither the SEC nor any state securities commission has approved this investment offering or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please note that the contract and the portfolios are not bank deposits, are not federally insured, are not endorsed by any bank or government agency, are not guaranteed to achieve their goals and are subject to risks, including the loss of purchase payments.



                                Table of Contents

Summary.....................................................................................................5
Transamerica Life Insurance and Annuity Company and the Variable Account...................................19
         Transamerica Life Insurance and Annuity Company...................................................19
         Published Ratings.................................................................................19
         Insurance Marketplace Standards Association.......................................................20
         The Variable Account..............................................................................20
The Portfolios.............................................................................................20
         Portfolios Not Publicly Available.................................................................24
         Addition, Deletion, or Substitution...............................................................24
The Contract...............................................................................................25
         Tax Free" Section 1035" Exchanges and/or Direct Transfers.........................................25
         Ownership.........................................................................................25
Purchase Payments..........................................................................................26
         Allocation of Purchase Payments...................................................................26
         Free Look Option..................................................................................27
         Investment Option Limit...........................................................................27
Account Value..............................................................................................27
         How Variable Accumulation Units Are Valued........................................................27
Transfers..................................................................................................28
         Before the Annuity Date...........................................................................28
         Telephone Transfers...............................................................................28
         Other Restrictions................................................................................28
         Dollar Cost Averaging.............................................................................29
         Eligibility Requirements for Dollar Cost Averaging ...............................................29
         Special Dollar Cost Averaging Option..............................................................29
         Interest Sweep Option.............................................................................30
         Eligibility Requirements for Interest Sweep Option................................................30
         Automatic Asset Rebalancing.......................................................................30
         After the Annuity Date............................................................................30
Cash Withdrawals...........................................................................................30
         Systematic Withdrawal Option......................................................................32
         Automatic Payment Option (APO)....................................................................32
TSA LOANS..................................................................................................33
         Amounts and Conditions............................................................................33
         Interest..........................................................................................33
         Terms and Repayment...............................................................................33
         Default...........................................................................................33
         Partial Withdrawals...............................................................................33
         Cash Surrender....................................................................................34
         Annuitization.....................................................................................34
         Death.............................................................................................34
         Termination.......................................................................................34
Death Benefit..............................................................................................34
         Payment of Death Benefit..........................................................................35
         Designation of Beneficiaries......................................................................35
         Death of Owner or Joint Owner Before the Annuity Date.............................................35
         If the Annuitant Dies Before the Annuity Date.....................................................36
         Death After the Annuity Date......................................................................36
         Survival Provision................................................................................36
Charges, Fees and Deductions...............................................................................36
         Contingent Deferred Sales Load/Surrender Charge...................................................36
         Free Withdrawals - Allowed Amount.................................................................37
         Other Free Withdrawals............................................................................37
         Administrative Charges............................................................................38
         Mortality and Expense Risk Charge.................................................................38
         Guaranteed Minimum Income Benefit (GMIB) Rider Fee................................................38
         Premium Tax Charges...............................................................................39
         Taxes.............................................................................................39
         Portfolio Expenses................................................................................39
         Sales in Special Situations.......................................................................39
DISTRIBUTION OF THE CONTRACT...............................................................................39
Settlement Option Payments.................................................................................40
         Annuity Date......................................................................................40
         Annuity Amount....................................................................................40
         Guaranteed Minimum Income Benefit Rider...........................................................40
         Settlement Option Payments........................................................................41
         Election of Settlement Option Forms and Payment Options...........................................42
         Payment Options...................................................................................42
         Fixed Payment Option..............................................................................42
         Variable Payment Option...........................................................................42
         Settlement Option Forms...........................................................................42
Federal Tax Matters........................................................................................44
         Introduction......................................................................................44
         Purchase Payments.................................................................................45
         Taxation of Annuities.............................................................................45
         Qualified Contracts...............................................................................46
         Contracts Purchased by Nonresident Aliens and Foreign Corporations................................48
         Taxation of Transamerica .........................................................................48
         Tax Status of the Contract........................................................................49
         Possible Changes in Taxation......................................................................50
         Other Tax Consequences............................................................................50
Performance Data...........................................................................................50
Legal Proceedings..........................................................................................51
Legal Matters..............................................................................................51
Accountants AND FINANCIAL STATEMENTS.......................................................................51
Voting Rights..............................................................................................52
Available Information......................................................................................52
Statement of Additional Information - Table of Contents....................................................53
Appendix A - The Fixed account.............................................................................54
         The Fixed Account ................................................................................54
Appendix B.................................................................................................56
         Example of Variable Accumulation Unit Value Calculations..........................................56
         Example of Variable Annuity Unit Value Calculations...............................................56
         Example of Variable Annuity Payment Calculations..................................................56
APPENDIX C.................................................................................................57
         Condensed Financial Information...................................................................57
APPENDIX D.................................................................................................61
         Definitions.......................................................................................61
APPENDIX E.................................................................................................63
         Disclosure Statement for Individual Retirement Annuities..........................................63


Summary


This summary provides you with a brief overview of some of the more important aspects of the TransMark Optimum Choice(R) Variable Annuity contract. The remainder of the prospectus and the contract will provide you further details.


The contract is a flexible purchase payment deferred annuity and it has two phases, the accumulation phase and the annuitization phase. During the accumulation phase, your earnings accumulate on a tax-deferred basis for individuals. Tax deferral is not available for non-qualified contracts owned by corporations and some trusts.

As long as the contract is in effect, you may make additional purchase payments before the annuity date and before any owner's, joint owner's or annuitant's 91st birthday, transfer money among the investment options and withdraw some or all of the account value.

On a future date you select, the annuity date, the annuitization phase begins. During this phase, we apply the account value, after certain adjustments, to a settlement option that provides periodic payments to you. The dollar amount of the payments will depend on the amount of money invested and earned during the accumulation phase, and on other factors, such as the annuitant's age and sex and if variable payouts are elected.

If you or a joint owner die during the accumulation phase, we will pay a death benefit to the beneficiary you designate in an amount at least equal to the account value.

Sub-Account Values Will Vary According to Investment Experience. Except for amounts in the fixed account, the account value will vary depending on the investment experience of each of the variable sub-accounts you select. All benefits and values provided under the contract, when based on the investment experience of the variable account, are variable and are not guaranteed as to dollar amount. Therefore, before the annuity date, you bear the entire investment risk under the contract for amounts allocated to the variable account.

There is no guaranteed or minimum cash surrender value on amounts allocated to the variable account, so the proceeds of a surrender could be less than the amount invested.

What is the Contract's Objective?

We designed the contract to assist individuals in long-term financial planning for retirement or other purposes. You may use the contract as:

a) a non-qualified annuity; or

b) a qualified annuity as:

o a rollover or regular individual retirement annuity, or IRA, under Section 408(b) of the Internal Revenue Code, or Code; or

o        a tax sheltered annuity, or TSA, qualified under Code Section 403(b).

Generally, qualified contracts contain restrictive provisions limiting the timing and amount of purchase payments to, and distributions from, the qualified contract. Some qualified contracts may not be available in all states or in all situations.

Who Should Purchase the Contract?

The contract is designed for people seeking long-term tax deferred accumulation of assets, generally for retirement or other long-term purposes, and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various additional fees and charges associated with variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit and the guaranteed level of certain charges are appropriate for your needs. Because qualified plans also provide tax-deferral outside of variable annuities, the tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

How Much Can I Invest and How Often?

To purchase a contract, you must make an initial purchase payment of at least:

o        $5,000 for a non-qualified contract; or

o $5,000 for an IRA contract issued as the result of a transfer or rollover from an IRA or other qualified plan;

o $2,000 for a contract issued as the result of a transfer or rollover from another TSA contract or other eligible qualified plan or for a regular IRA contract; or

o $50 for a TSA contract if you elect to have your employer make purchase payments through payroll reductions of at least $50 per month.

Once we receive the initial purchase payment, we establish and maintain an account for each contract.

Any time before the annuity date and before you, a joint owner or any annuitant reach age 91, and while the contract is in effect, you may make additional purchase payments. The minimum amount of each additional purchase payment is:

o        $1,000; or

o $50 per month if payments are made through your employer by payroll reduction for a TSA.


Additional purchase payments for qualified contracts are subject to certain limitations and restrictions. See PURCHASE PAYMENTS on page 20.


Where Should Additional Purchase Payments
Be Made?

You can give your check made payable to Transamerica Life Insurance and Annuity Company to your financial representative or use the form included in your last confirmation statement. Please call the Annuity Service Center with any questions.

How Can I Allocate My Money?

You may choose to allocate all or part of your purchase payments to:


o one or more of the 31 variable sub-accounts described in THE PORTFOLIOS on page 15 (but to no more than 17 over the life of your contract); and/or


o        the fixed account.



Can I Examine the Contract?

Yes. As the owner, you have the right to examine the contract for a limited period, or free look period. You may cancel the contract during this period by delivering or mailing a written notice of cancellation, or sending a telegram to our Service Center. You must return the contract before midnight of the tenth day after receipt of the contract, or longer in some situations or if required by state law. Notice given by mail and the return of the contract by mail will be effective on the date received by us. During the free look period the entire initial purchase payment will be held in the money market sub-account. Unless otherwise required by law, or if you elect the option described below, we will refund the greater of:

a) the purchase payments made, minus withdrawals; or


b) the account value as of the date we receive your written notice to cancel and your contract. See PURCHASE PAYMENTS on page 20.


If you provide us with written instructions, we will allocate your initial purchase payment immediately according to the allocation instructions on your application. This option is available only in states and in instances that do not require the return of purchase payments during the free look period. If you elect this option, we will refund the account value.

                                Transaction Fees

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between the subaccounts and the fixed account. State premium taxes may also be deducted.


         Sales Load Imposed on Purchases                                     0%
         Transfer Fee                                                        0%
         Premium Tax Charge                                               0%-5%
         Loan Interest(1)                                                    3%
         Maximum Contingent Deferred Sales Load
               Imposed on Withdrawals(2)                                     9%
                 (as a percentage of purchase payments withdrawn)


                  Range of Contingent Deferred Sales Load Over Time:
                                                                          Contingent Deferred

                  Complete Years Since                                         Sales Load
                  Purchase Payment Receipt                       (as a percentage of purchase payments
                  ------------------------                       -------------------------------------
                                                                               withdrawn)

                 Less than 1 year                                                 9%
                 1 year but less than 2 years                                     9%
                 2 years but less than 3 years                                    8%
                 3 years but less than 4 years                                    8%
                 4 years but less than 5 years                                    6%
                 5 years but less than 6 years                                    6%
                 6 years but less 7 years                                         4%
                 7 or more years                                                  0%


                                 Annual Expenses




The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

         Account Fee(3)                                                      $25

         Guaranteed Minimum Income Benefit Rider Fee, if elected(5)          0.35%



         Mortality and Expense Risk Charge                                   1.60%
         Administrative Expense Charge                                       0.15%
                                                                   ---------------------

         Total Variable Account Annual Expenses(4)                           1.75%
             as a percentage of the variable accumulated value


65


                               Portfolio Expenses

The table that follows describes the portfolio fees and expenses that you will periodically pay during the time that you invest in these portfolios.


Minimum/Maximum Total Portfolio Annual Expenses

The minimum and maximum total annual portfolio operating expenses (before waiver or reimbursement) charged by the portfolios for the fiscal year ended December
31, 2002 are shown below, including management fees, distribution (12b-1) fees, and other expenses.


-------------------------------- --------------------------------

            Minimum                          Maximum

-------------------------------- --------------------------------
-------------------------------- --------------------------------

             0.41%                            1.93%

-------------------------------- --------------------------------



Portfolio Expense Details

The fees and expenses are for the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in the future. The figures are shown as a percentage of assets before any fee waivers and/or expense reimbursements that may be provided by a portfolio (6). More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.


                               Portfolio Expenses

   as a percentage of assets after fee waiver and/or expense reimbursement (5)

                                                                                                               Total
                                                                                                             Portfolio
                                                                 Management        Other          Rule        Annual

Portfolio                                                           Fees          Expenses     12b-1 Fees    Expenses
---------                                                           ----          --------     ----------    --------
AEGON/Transamerica Capital Guardian Global - Initial Class(7)      1.05%           0.24%                       1.29%
AEGON/Transamerica Capital Guardian Value - Initial Class(8)       0.85%           0.06%                       0.91%
AEGON/Transamerica Federated Growth & Income - Initial Class       0.75%           0.06%                       0.81%
AEGON/Transamerica PIMCO Total Return - Initial Class              0.70%           0.08%                       0.78%
AEGON/Transamerica Transamerica Equity - Initial Class             0.75%           0.07%                       0.82%
AEGON/Transamerica Transamerica Money Market -Initial Class        0.35%           0.06%                       0.41%
AEGON/Transamerica Van Kampen Emerging Growth--Initial Class        0.80%           0.08%                       0.88%
Alger American Income & Growth - Class O                           0.625%          0.165%                      0.79%
AllianceBernstein VP Growth and Income - Class B                   0.63%           0.05%          0.25%        0.93%
AllianceBernstein VP Premier Growth - Class B                      1.00%           0.06%          0.25%        1.31%

Dreyfus Investment Portfolios - MidCap Stock Portfolio -           0.75%           0.10%                       0.85%
Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. -               0.75%           0.05%                       0.80%
Initial Shares
Dreyfus VIF - Appreciation Portfolio - Initial Shares              0.75%           0.03%                       0.78%
Dreyfus VIF - Developing Leaders Portfolio - Initial Shares        0.75%           0.06%                       0.81%
Fidelity VIP Contrafund(R)Portfolio - Service Class 2               0.58%           0.10%          0.25%        0.93%
Fidelity VIP Equity-Income Portfolio - Service Class 2             0.48%           0.10%          0.25%        0.83%
Fidelity VIP Index 500 Portfolio - Service Class 2(9)              0.24%           0.11%          0.25%        0.60%
Franklin Small Cap Fund - Class 2(10)                              0.53%           0.31%          0.25%        1.09%
Franklin Small Cap Value Securities Fund - Class 2(10)             0.59%           0.20%          0.25%        1.04%

Janus Aspen Series Balanced - Service Shares                       0.65%           0.02%          0.25%        0.92%
Janus Aspen Series Worldwide Growth - Service Shares               0.65%           0.05%          0.25%        0.95%
MFS(R)Emerging Growth Series - Initial Class(11)                    0.75%           0.11%                       0.86%
MFS(R)Investors Trust Series-- Initial Class(11)                    0.75%           0.13%                       0.88%
MFS(R)Research Series - Initial Class(11)                           0.75%           0.12%                       0.87%
Miller Anderson UIF Core Plus Fixed Income - Class 1(12)           0.40%           0.33%                       0.73%
Miller Anderson UIF High Yield - Class 1(12)                       0.50%           0.49%                       0.99%
PIMCO Advisors VIT OpCap Managed Portfolio                         0.79%           0.09%                       0.88%
PIMCO Advisors VIT OpCap Small Cap Portfolio                       0.80%           0.11%                       0.91%
PIMCO VIT StocksPLUS Growth & Income -                             0.40%           0.26%                       0.66%
Admin Class(13)
Van Kampen UIF Emerging Markets Equity - Class 1(12)               1.25%           0.68%                       1.93%
Van Kampen UIF International Magnum -Class 1(12)                   0.80%           0.59%                       1.39%


We may receive payment from some or all of the portfolios or their advisers in varying amounts that may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution expenses.


The fee table information relating to the underlying portfolios was provided to us by the portfolios or their investment advisers, as we have not and cannot independently verify either the accuracy or completeness of such information. Therefore, we disclaim any and all liability for the accuracy and completeness of such information. Actual expenses in future years may be higher or lower than these figures. These figures are for the year ended December 31, 2002.




Notes to Fee Table:


1. The loan interest is the difference between the interest we charge (6%) and the interest we credit on the loaned account value (3%).

2. The contingent deferred sales load applies to each contract, regardless of how the account value is allocated between the variable account and the fixed account. A portion of the purchase payments may be withdrawn each contract year without imposition of any contingent deferred sales load. After a purchase payment has been in the contract at least seven years, it may be withdrawn free of any contingent deferred sales load. No contingent deferred sales load is imposed on the withdrawal of any purchase payment after the contract has been in effect for 14 contract years. See CHARGES, FEES AND DEDUCTIONS on page 31.


3. The account fee is deducted at the end of each contract year and at surrender. The fee is deducted on a pro rata basis from the account value. After the annuity date, an annual fee of $30 is deducted proportionately from each settlement option payment if a variable payout option is selected.

4.   The variable account annual expenses do not apply to the fixed account.


5. If you elected the optional GMIB rider (This rider applies only to policies issued before January 25, 2002), we deduct a daily charge at an effective annual rate of 0.35% of the variable accumulated value, not including amounts in the money market sub-account. The charge for the GMIB rider is reflected in the variable annuity unit values for each variable sub-account, except the money market sub-account.

6. For certain portfolios, certain expenses were voluntarily reimbursed and/or certain fees were voluntarily waived during 2002. It is anticipated that these expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these voluntary arrangements, annual portfolio operating expenses would have been, as a percentage of assets, as follows:



                                                           Management       Other         Rule      Total Portfolio
                                                              Fees         Expenses    12b-1 Fees    Annual Expense

     Fidelity VIP Index 500 Portfolio - Service Class 2       0.17%         0.11%         0.25%          0.53%
     Franklin Small Cap Fund - Class 2                        0.48%         0.31%         0.25%          1.04%
     Franklin Small Cap Value Securities Fund - Class 2       0.56%         0.20%         0.25%          1.01%
     Miller Anderson UIF Core Plus Fixed Income-Class 1       0.37%         0.33%                        0.70%
     Miller Anderson UIF High Yield-Class 1                   0.31%         0.49%                        0.80%
     PIMCO StocksPLUS Growth & Income-Admin Class             0.40%         0.25%                        0.65%
     Van Kampen UIF Emerging Markets Equity-Class 1           1.13%         0.68%                        1.81%
     Van Kampen UIF International Magnum-Class 1              0.56%         0.59%                        1.15%


7. The management fee has the following breakpoints: 1.05% of the first $150M; 1.00% over $150M up to $300M; 0.95% over $300M up to $500M; 0.925% over
     $500M.

8. The management fee has the following breakpoints: 0.85% of the first $300M; 0.80% over $300M up to $500M; 0.775% over $500M.

9. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.53%. This arrangement can be discontinued by the fund's manager at any time.

10. The Fund's Class 2 distribution plan or 'rule 12-b1 plan' is described in the Fund's prospectus. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an expemptive order by the Securities and Exchange Commission.

11. Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained, by the series with its custodian and the dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expense of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.85% for Emerging Growth Series and 0.86% for Research Series.

12. For the year ended December 31, 2002, the management fee is reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed the following percentages: Core Plus Fixed Income Portfolio 0.70%; High Yield Portfolio 0.80%; Emerging Markets Equity Portfolio 1.75%; International Magnum Portfolio 1.15%. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.06% of such investment related expense.

13. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2002 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.


Expense Examples

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, account fees, variable account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the portfolios. The Example also assumes that you elect the Guaranteed Minimum Income Benefit Rider (This rider applies only to policies issued before January 25, 2003). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

              1 year       3 years  ........5 years..         10 years
              $1187        $1864    ........$2471....         $3986

(2) If you do not surrender or annuitize at the end of the applicable time period:

              1 year       3 years  ........5 years..         10 years
              $377$1144             $1931............$3986


The purpose of these tables is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly. These tables reflect the expenses of the variable account and the underlying mutual fund portfolios. These examples reflect the $25 annual account fee as a deduction of 0.063% annually, based on an average account value of $40,000. These examples do not reflect any premium tax charges.

These examples are not intended to represent past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% return is purely hypothetical. Actual returns (investment performance) will vary, and may be more or less than 5%.

Condensed Financial Information


You will find condensed financial information on each sub-account in Appendix C on page 52. You will find the full financial statements and reports of independent auditors for the variable account in the Statement of Additional Information.


What Are My Investment Choices?

The contract gives you the opportunity to select from a number of investment options. Investment options include variable sub-accounts and the fixed account. Currently, you may not elect more than a total of 17 investment options over the life of the contract.

Variable Sub-Account Options

The variable account is a separate account, designated Separate Account VA-8, that is subdivided into variable sub-accounts. Assets of each variable sub-account are invested in a specified mutual fund portfolio. The variable sub-accounts currently available for investment are:


AEGON/Transamerica Capital Guardian Global - Initial Class AEGON/Transamerica Capital Guardian Value - Initial Class AEGON/Transamerica Federated Growth & Income - Initial Class AEGON/Transamerica PIMCO Total Return - Initial Class AEGON/Transamerica Transamerica Equity - Initial Class AEGON/Transamerica Transamerica Money Market- Initial Class AEGON/Transamerica Van Kampen Emerging Growth - Initial Class Alger American Income & Growth - Class O AllianceBernstein VP Growth and Income - Class B AllianceBernstein VP Premier Growth - Class B Dreyfus Investment Portfolios - MidCap Stock Portfolio - Initial Shares The Dreyfus Socially Responsible Growth Fund, Inc. -

    Initial Shares

Dreyfus VIF - Appreciation Portfolio - Initial Shares Dreyfus VIF - Developing Leaders Portfolio - Initial Shares Fidelity VIP Contrafund(R) Portfolio - Service Class 2 Fidelity VIP Equity-Income Portfolio - Service

    Class 2
Fidelity VIP Index 500 Portfolio - Service Class 2
Franklin Small Cap Fund - Class 2
Franklin Small Cap Value Securities Fund - Class 2

Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service
    Shares

MFS(R) Emerging Growth Series - Initial Class MFS(R) Investors Trust Series - Initial Class MFS(R) Research Series - Initial Class Miller Anderson UIF Core Plus Fixed Income - Class 1 Miller Anderson UIF High Yield - Class 1 PIMCO Advisors VIT OpCap Managed Portfolio PIMCO Advisors VIT OpCap Small Cap PortfolioPIMCO VIT StocksPLUS Growth & Income -

    Admin Class

Van Kampen UIF Emerging Markets Equity - Class 1
Van Kampen UIF International Magnum - Class 1



The portfolios pay their investment advisers and administrators certain fees charged against the assets of each portfolio. The variable accumulated value, if any, of a contract and the amount of any variable settlement option payments will vary to reflect the investment performance of the variable sub-accounts to which amounts have been allocated. Additionally, applicable charges are deducted. For more information see CHARGES, FEES AND DEDUCTIONS on page 31, THE PORTFOLIOS on page 15, and the accompanying portfolio prospectuses.


Fixed Account

We credit interest on the amounts in the fixed account at a rate of not less than 3% annually. We may credit interest at a rate in excess of 3% at our discretion for any class. Each interest rate will be guaranteed to be credited for at least 12 months.

The fixed account may not be available in all states.
Refer to the contract for limitations.

Can I Make Transfers Among the Sub-Accounts and the Fixed
Account?


Before the annuity date, you may transfer values between the variable sub-accounts and the fixed account. For transfers 30 the annuity date, see After the Annuity Date on page 25.


What If I Need My Money?

You may withdraw all or part of the cash surrender value before the annuity date. The cash surrender value of your contract is the account value less any account fee, and less any contingent deferred sales load and applicable premium tax charges. We may delay payment of any withdrawal from the fixed account for up to six months.


Withdrawals may be taxable and subject to withholding and a penalty tax. Withdrawals from qualified contracts, including TSA contracts, may be subject to severe restrictions and, in certain circumstances, prohibited. See FEDERAL TAX MATTERS on page 38.


What Charges Will I Incur on a Withdrawal?


We do not deduct a sales charge when purchase payments are made, although premium tax charges may be deducted. However, if any part of the account value is withdrawn, we may deduct a contingent deferred sales load, or surrender charge, of up to 9% of purchase payments withdrawn. See Contingent Deferred Sales Load/Surrender Charge on page 31.


We do not assess the contingent deferred sales load on payment of death benefits, on transfers within the contract, or on certain annuitizations.

Also, beginning 30 days from the contract effective date, you may withdraw any portion of the allowed amount each contract year without imposition of any contingent deferred sales load/surrender charge.

For the first contract year, the allowed amount each is equal to the greater of:

a)   accumulated earnings not previously withdrawn; or

b) 10% of the total purchase payments received as of the date of withdrawal, less any withdrawals during that contract year.

After the first contract year, the allowed amount is equal to the greater of:

a)   accumulated earnings not previously withdrawn; or

b) 10% of the total purchase payments received less than seven years old as of the last contract anniversary, less any withdrawals during that contract year.

Withdrawals will be made first from earnings and then from purchase payments on a first-in/first-out basis. The allowed amount may vary depending on the state in which your contract is issued. If an allowed amount is not withdrawn during a contract year, it does not carry over to the next contract year.

Purchase payments not previously withdrawn that have been held at least seven full years from the date we received them, and accumulated earnings not previously withdrawn, may be withdrawn without charge. Also, after the contract has been in effect for fourteen years, you may withdraw any purchase payment without charge.

We will waive the contingent deferred sales load/surrender charge on a withdrawal if you or a joint owner:

o receive extended medical care in a qualifying institution for at least 60 consecutive days;

o receive medically required hospice or in-home care for at least 60 consecutive days and such care is certified by a qualified medical professional; or

o are diagnosed as terminally ill after the first contract year and are reasonably expected to die within 12 months.


Other conditions must also be met. See Contingent Deferred Sales Load/Surrender Charge on page 31 and CASH WITHDRAWALS on page 25.


What Are the Other Charges and Deductions?

We deduct:

o a mortality and expense risk charge of 1.60% annually of the assets in the variable account;

o an administrative expense charge of 0.15% annually of these assets; and

o an account fee of currently $25 at the end of each contract year and upon surrender.

After the annuity date, we will deduct an annual annuity fee of $30 in equal installments from each periodic payment under the variable payment option.


We do not currently deduct charges for premium taxes, including retaliatory premium taxes, except for annuitizations. But we could impose such charges in some jurisdictions. Depending on the applicability of such taxes, we could deduct the charges from purchase payments, from amounts withdrawn, and/or upon annuitization. See Premium Tax Charges on page 33.

Guaranteed Minimum Income Benefit Rider. This rider applies only to policies issued before January 25, 2002. If you elect the Guaranteed Minimum Income Benefit, or GMIB, Rider, we will deduct a daily charge at an effective annual rate of 0.35% of the variable accumulated value at that time, not including amounts in the money market sub-account. The charge for the GMIB Rider is reflected in the variable annuity unit values for each variable sub-account, except the money market sub-account.


How and When are Settlement Option
Payments Made?

You may elect to receive settlement option payments on a fixed basis, a variable basis or a combination of a fixed and variable basis. You have flexibility in choosing the annuity date, but it may generally not be a date later than an annuitant's 95th birthday. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available.

Five settlement options are available under the contract:

1. life annuity;

2. life and contingent annuity;

3. life annuity with period certain;

4. joint and survivor annuity; and

5. period certain only.


The settlement option that you may purchase under the GMIB Rider is a life annuity with 10 year period certain. This rider applies only to policies issued before January 25, 2002. See Guaranteed Minimum Income Benefit Rider on page 34.


What Happens If I Die Before the Annuity
Date?

If you or a joint owner die before the annuity date and both you and a joint owner (if any) are age 70 or less, the guaranteed minimum death benefit will be the greatest of three amounts:

a)   the account value; or

b) the sum of all purchase payments, less previous withdrawals taken, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals; or

c) the highest account value on any contract anniversary on or before the earlier of your or a joint owner's 71st birthday, plus purchase payments made since that contract anniversary, less withdrawals taken since that contract anniversary, adjusted as described in Withdrawal Adjustments on 34, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals.

If you or a joint owner die before the annuity date and after either your or a joint owner's 71st birthday, the death benefit will be the greater of:

a)   the account value; or


b) the guaranteed minimum death benefit at age 71, plus the total of all purchase payments made since age 71, less withdrawals taken after age 71, adjusted as described in Withdrawal Adjustments on page 35, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals.


The death benefit will generally be paid within seven days of receipt of the required proof of death of an owner and election of the method of settlement or as soon thereafter as we have sufficient information to make the payment. If no settlement method is elected, the death benefit will be distributed within five years after the owner's death. No contingent deferred sales load is imposed. The death benefit may be paid as either a lump sum or as a settlement option.

If the owner is not a natural person, we will treat the annuitant as the owner for purposes of the death benefit.

What Are the Federal Income Tax
Consequences?


An owner who is a natural person generally should not be taxed on increases in the account value until a distribution under the contract occurs. A taxable event would occur, for example, with a withdrawal or a settlement option payment, or as the result of a pledge, loan, or assignment of a contract. Generally, a portion, up to 100%, of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. Withholding is mandatory for certain qualified contracts. In addition, a federal penalty tax may apply to certain distributions. See FEDERAL TAX MATTERS on page 38.


Who Do I Contact if I Have Questions?


You can ask your financial representative if you have questions about the TransMark Optimum Choice(R) contract.


We will answer your questions about procedures or the contract if you write to our Service Center at:

                       Transamerica Annuity Service Center

                            2000 Wade Hampton Blvd.,
                            Greenville, SC 29615-1064



              Or call us at: 1-800-317-2688

All inquiries should include the contract number and the owner's name.


Please Note: The above summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the portfolios. Please refer to this prospectus and the portfolio prospectuses for more detailed information. For qualified contracts, the requirements of a particular retirement plan, an endorsement to the contract, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act, or ERISA, as amended, may impose additional limits or restrictions. These limits or restrictions may be on purchase payments, withdrawals, distributions, or benefits, or on other provisions of the contract. This prospectus does not describe such limitations or restrictions. See FEDERAL TAX MATTERS on page 38.


Transamerica Life Insurance and
Annuity Company and the Variable
Account

Transamerica Life Insurance and Annuity Company

Transamerica Life Insurance and Annuity Company, or Transamerica, is a stock life insurance company incorporated under the laws of the State of California in 1966. The Company moved to North Carolina in 1994. It is a wholly-owned subsidiary of AEGON, N.V. and is principally engaged in the sale of life insurance and annuity policies. The address of Transamerica is 401 North Tryon Street, Charlotte, North Carolina 28202.

Published Ratings

We may from time to time publish our ratings in advertisements, sales literature and reports to owners. We receive ratings and other information from one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The ratings reflect our financial strength and/or claims-paying ability. These ratings should not be considered as bearing on the investment performance or safety of the variable account. Ratings and investment performance are unrelated. Each year the A.M. Best Company reviews the financial status of thousands of insurers, resulting in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry.

In addition, our claims-paying ability, as measured by Standard & Poor's Insurance Ratings Services, Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions provided by the companies named above. These opinions relate to how well they have determined we are prepared, from a financial standpoint, to meet our insurance and annuity obligations. The terms of our obligations are stated within the fixed account of this contract. These ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Insurance Marketplace Standards
Association

In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association, or IMSA.

As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

The Variable Account

Separate Account VA-8 of Transamerica, or the variable account, was established by Transamerica as a separate account under the laws of the State of North Carolina following June 11, 1996 resolutions adopted by Transamerica's Board of Directors. The variable account is registered with the Securities and Exchange Commission, or the Commission, under the Investment Company Act of 1940 as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.

We own the assets of the variable account, but they are held separately from our other assets. Section 58-7-95 of the North Carolina Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company. This is the case except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account.

Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to our other income, gains or losses. Therefore, the investment performance of the variable account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

The variable account currently has 31 variable sub-accounts available under the contract, each of which invests solely in a specific corresponding portfolio. At our discretion, we may make changes to the variable sub-accounts. You can only invest in 17 sub-accounts over the life of your contract.

THE PORTFOLIOS

Each of the variable sub-accounts offered under the contract invests exclusively in one of the portfolios. Descriptions of each portfolio's investment objective follow. The management fees listed below are specified in each portfolio adviser's contract before any fee waivers.



The Capital Guardian Global Portfolio of the
AEGON/Transamerica Series Fund. Inc. - Initial Class seeks to provide long-term growth of capital and income.


Adviser: AEGON/Transamerica Fund Advisers, Inc.
Sub-adviser: Capital Guardian Trust Company.
Management Fee: 1.05%


The Capital Guardian Value Portfolio of the
AEGON/Transamerica Series Fund. Inc. - Initial Class seeks to provide long-term growth of capital and income through investments in a portfolio comprising primarily equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American
Depository Receipts and other U.S. registered foreign securities).


Adviser: AEGON/Transamerica Fund Advisers, Inc.
Sub-adviser: Capital Guardian Trust Company.
Management Fee: 0.85%


The Federated Growth & Income Portfolio of the AEGON/Transamerica Series Fund. Inc. - Initial Class seeks total return by investing in securities that have defensive characteristics. (These are securities that appear to have a low probability of significant price decline relative to the overall equity market. They also will, in the sub-adviser's view, generally have a comparatively low volatility in share price relative to the overall equity market).


Adviser: AEGON/Transamerica Fund Advisers, Inc.
Sub-adviser: Federated Investment Counseling.
Management Fee: 0.75%


The PIMCO Total Return Portfolio of the AEGON/Transamerica Series Fund, Inc. - Initial Shares-seeks maximum total return consistent with preservation of capital and prudent investment management.

Investment Adviser-AEGON/Transamerica Fund Advisers, Inc.
(Pacific Investment Management Company, LLC ("PIMCO"), sub-advisor)

The Transamerica Equity Portfolio of the
AEGON/Transamerica Series Fund, Inc. -Initial Class seeks to maximize long-term growth.

Adviser: AEGON/Transamerica Fund Advisers, Inc.
Sub-adviser: Transamerica Investment Management, LLC.
Management Fee: 0.75%


The Transamerica Money Market Portfolio of the
AEGON/Transamerica Series Fund, Inc. - Initial Class seeks to obtain maximum current income consistent with preservation of principal and maintenance of liquidity.
Adviser: AEGON/Transamerica Fund Advisers, Inc.
Sub-adviser: Transamerica Investment Management, LLC.

Management Fee: 0.35%


The Van Kampen Emerging Growth Portfolio of the AEGON/ Transamerica Series Fund, Inc. - Initial Class seeks capital appreciation.


Adviser: AEGON/Transamerica Fund Advisers, Inc.
Sub-Adviser: Van Kampen Asset Management, Inc.
Management Fee: 0.80%.


The Income & Growth Portfolio of The Alger American Fund - Class O seeks current income with long-term capital appreciation by investing in dividend-paying equity securities also offer opportunities for capital appreciation.


Adviser: Fred Alger Management, Inc.
Management Fee: 0.625%.


The AllianceBernstein Growth and Income Portfolio of the Variable Products Series Fund, - Class B seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.


Adviser: Alliance Capital Management L.P
Management Fee: 0.63%.


The AllianceBernstein Premier Growth Portfolio of the Variable Products Series Fund - Class B seeks growth of capital by pursuing aggressive investment policies.


Adviser: Alliance Capital Management L.P.
Management Fee: 1.00%.


The MidCap Stock Portfolio - Initial Shares of the Dreyfus Investment Portfolios seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index ("S&P
400). To pursue this goal, the portfolio normally invests at least 80% of its assets in stocks of mid-size companies Adviser: The Dreyfus Corporation.

Management Fee: 0.75%

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund normally invests at least 80% of its assets in the common stock of companies that Dreyfus believes meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Adviser: The Dreyfus Corporation.

Management Fee: 0.75%


The Appreciation Portfolio - Initial Shares of the Dreyfus Variable Investment Fund seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio primarily invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase, including multinational companies.


Adviser: The Dreyfus Corporation.
Sub-Adviser: Fayez Sarofim & Co.
Management Fee: 0.75%.


The Developing Leaders Portfolio - Initial Shares of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation. To pursue this goal, the portfolio normally invests in the stocks of small-cap companies. Small-cap companies are those with market values of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and, thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion.


Adviser: The Dreyfus Corporation.
Management Fee: 0.75%.

The Contrafund(R) Portfolio - Service Class 2 Shares of the Fidelity Variable Insurance Products Fund seeks long-term capital appreciation.

Adviser: Fidelity Management & Research Company.
Management Fee: 0.58%.

The Equity-Income Portfolio - Service Class 2 Shares of the Fidelity Variable Insurance Products Fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Adviser: Fidelity Management & Research Company.
Management Fee: 0.48%.

The Index 500 Portfolio - Service Class 2 Shares of the Fidelity Variable Insurance Products Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Index (S&P 500).

Adviser: Fidelity Management & Research Company.
Management Fee: 0.24%.


Franklin Small Cap Fund - Class 2 of the Franklin Templeton Variable Insurance Products Trust seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) companies. For this Fund, small cap companies are those with market capitalization values not exceeding: (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000(R) Index, whichever is greater, at the time of purchase. Adviser: Franklin Advisers, Inc.

Management Fee: 0.53%


Franklin Small Cap Value Securities Fund - Class 2 of the Franklin Templeton Variable Insurance Products Trust seeks long-term total return. The Fund normally invest at least 80% of its net assets in investments of small capitalization (small cap) companies. For this fund, small cap companies are those with market capitalization values not exceeding $2.5 billion, at the time of purchase. The Fund's manager invests in small companies that it believes are undervalued.

Adviser: Franklin Advisory Services, LLC
Management Fee: 0.59%.



The Balanced Portfolio - Service Shares of the Janus Aspen Series normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

Adviser: Janus Capital Management LLC.
Management Fee: 0.65%

The Worldwide Growth Portfolio - Service Shares of the Janus Aspen Series invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from at least five different countries including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

Adviser: Janus Capital Management LLC.
Management Fee: 0.65%


The Emerging Growth Series of the MFS(R) Variable Insurance Trust - Initial Class seeks long-term growth of capital by investing in common stocks of companies that are early in their life cycles that MFS believes have the potential to become major enterprises.


Adviser: MFS Investment Management(R).
Management Fee: 0.75%.


The Investors Trust Series of the MFS(R) Variable Insurance Trust - Initial Class seeks long-term growth of capital with a secondary objective to seek reasonable current income.


Adviser: MFS Investment Management(R).
Management Fee: 0.75%.


The Research Series of the MFS(R) Variable Insurance Trust - Initial Class seeks long-term growth of capital and future income by investing in equity securities of companies believed to possess better-than average prospects for long-term growth.


Adviser: MFS Investment Management(R).
Management Fee: 0.75%.


The Core Plus Fixed Income Portfolio of the Miller Anderson Universal Institutional Funds - Class 1 seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.


Adviser: Miller Anderson.*
Management Fee: 0.40% of the first $500 million; 0.35% of the next $500 million; and 0.30% of the assets over $1 billion.




The High Yield Portfolio of the Miller Anderson Universal Institutional Funds - Class 1 seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.


Adviser: Miller Anderson.*
Management Fee: 0.50% of the first $500 million; 0.45% of the next $500 million; and 0.40% of the assets over $1 billion.


*Morgan Stanley Investment Management, Inc., which does business in certain instances using the name Miller Anderson serves as the investment adivser to these UIF Portfolios. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly, Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management, Inc., served as investment advisor to these UIF Portfolios.

The OpCapManaged Portfolio of the PIMCO Advisors VIT seeks growth of capital over time by investing primarily in common stocks, bonds and cash equivalents, allocated based on the investment advisr's or sub-adviser's judgement.


Adviser: OpCap Advisors LLC.

Sub-adviser: Pacific Investment Management Company LLC.
Management Fee: 0.80% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.

The OpCap Small Cap Portfolio of the PIMCO Advisors VIT seeks capital appreciation. The Portfolio invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of companies with a market capitalization under $2 billion.


Adviser: OpCap Advisors LLC.
Management Fee: 0.80% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.

The StocksPLUS Growth & Income Portfolio - Admin Class of the PIMCO Variable Insurance Trust seeks to outperform the stock market as measured by the S&P 500 Index by investing in S&P 500 derivatives in addition to or in place of S&P 500 stocks in an attempt to equal or exceed the performance of the S&P 500.


Adviser: Pacific Investment Management Company, LLC
("PIMCO") Management Fee: 0.40%.

The Emerging Markets Equity Portfolio of the Van Kampen Universal Institutional Funds - Class 1 seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.



Adviser: Van Kampen.**
Management Fee: 1.25% of the first $500 million; 1.20% of the next $500 million; and 1.15% of the assets over $1 billion.


The International Magnum Portfolio of the Van Kampen Universal Institutional Funds - Class 1 seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

Adviser: Van Kampen.**
Management Fee: 0.80% of the first $500 million; 0.75% of the next $500 million; and 0.70% of the assets over $1 billion.

**Morgan Stanley Investment Management, Inc., which does

business in certain instances using the name Van Kampen, serves as the investment adviser to these UIF Portfolios.


Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. There is no assurance that any of these portfolios will achieve their stated objectives.

An investment in the contract is not a deposit or obligation of, or guaranteed or endorsed, by any bank. Nor is the contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investing in the contract involves certain investment risks, including possible loss of principal.

Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica and to other insurance companies as well, there is a possibility of a material conflict. If such a conflict arises between the interests of the variable account and one or more other separate accounts investing in the portfolios, the affected insurance companies will take steps to resolve the matter. These steps may include stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater detail on this subject.

You can find additional information concerning the investment objectives and policies of all of the portfolios and the investment advisory services in the current prospectuses for the portfolios which accompany this prospectus.

Carefully read the prospectuses of the portfolios which interest you before you make any decision concerning how you will invest in, or transfer monies among, the variable sub-accounts.

We may receive payments from some or all of the portfolios or their advisers, in varying amounts. These payments may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.

Portfolios Not Publicly Available

The portfolios are open-end management investment companies, or portfolios or series of, open-end management companies registered with the SEC under the 1940 Act, that are often referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios. Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. These portfolios are not the same as mutual funds that may have very similar names that are sold directly to the public, and the performance of such publicly available funds, which have different portfolios and expenses, should not be considered as an indication of the performance of the portfolios. The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.

Addition, Deletion, or Substitution

We do not control the portfolios. For this reason, we cannot guarantee that any of the variable sub-accounts offered under the contract or any of the portfolios will always be available to you for investment purposes.

We retain the right to make changes in the variable account and in its investments.

We reserve the right to eliminate the shares of any portfolio held by a variable sub-account. We may also substitute shares of another portfolio or of another investment company for the shares of any portfolio. We would do this if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, if we substitute shares in a variable sub-account that you own, we will provide you with advance notice and seek advance permission from the Commission. This does not prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts. Nor does it prevent the variable account from effecting an exchange between series or classes of variable contracts on the basis of requests made by owners.

We reserve the right to create new variable sub-accounts for the contracts when, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. Any new variable sub-accounts will be made available to existing owners on a basis to be determined by us. Each additional variable sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. We may also eliminate one or more variable sub-accounts if, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. So, in the event any variable sub-account is eliminated, we will notify owners and request a re-allocation of the amounts invested in the eliminated variable sub-account.

In the event of any substitution or change, we may make the changes in the contract that we deem necessary or appropriate to reflect substitutions or changes. Furthermore, if we believe it to be in the best interest of persons having voting rights under the contracts, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law. It may also be de-registered under such Act in the event that registration is no longer required. Finally, it may also be combined with one or more other separate accounts.

The Contract


The TransMark Optimum Choice(R) contract is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution. There may be differences between the contract issued and the general contract description contained in this prospectus because of requirements of the state where your contract is issued. Some of the state specific differences are included in the prospectus, but the prospectus does not include references to all state specific differences. All state specific contract features will be described in your contract.


The contract is a flexible purchase payment deferred variable annuity contract. The rights and benefits of the contract are described below and in the contract. We reserve the right to modify the contract if required by law. We also reserve the right to give you, the owner, the benefit of any federal or state statute, rule or regulation. The obligations under the contract are obligations of Transamerica.

The contracts are available on a non-qualified basis and on a qualified basis. Contracts available on a qualified basis are:

a)   rollover and regular IRAs under Code Section 408(b); and

b)   TSAs qualifying under Code Section 403(b).

Generally, qualified contracts contain certain restrictive provisions limiting the timing and amount of purchase payments to, and distributions from, the qualified contract.

Tax Free "Section 1035" Exchanges and/or Direct Transfers


You can generally exchange a nonqualified annuity for another in a "tax-free exchange" under Code Section 1035. Similarly, amounts can be directly transferred between qualified contracts on a tax-free basis. Before making an exchange or direct transfer, you should compare the existing and new annuities carefully. If you exchange, or do a direct transfer from, another annuity for the TransMark Optimum Choice(R) variable annuity described in this prospectus, you might have to pay a contingent deferred sales load/surrender charge on your old annuity and there will be a new contingent deferred sales load/surrender charge period for this annuity and other charges may be higher (or lower) and the benefits may be different. You should not exchange or directly transfer from another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.


Ownership

As the owner, you are entitled to the rights granted by the contract. If there are joint owners, the one designated as the primary owner will receive all mail and any tax reporting information.
For TSAs, your employer and/or your spouse may need to acknowledge certain requests you make before your separation from service.

For non-qualified contracts, the owner is entitled to designate the annuitant(s) and, if the owner is an individual, as opposed to a trust, corporation or other legal entity, the owner can change the annuitant(s) at any time before the annuity date. Any such change will be subject to our then current underwriting requirements. We reserve the right to reject any change of annuitants which has been made without our prior written consent.

If the owner of a non-qualified contract is not an individual, the annuitant(s) may not be changed once the contract is issued. Different rules apply to qualified contracts.

For each contract, a different account will be established and values, benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each contract, unless otherwise noted.

Purchase Payments


All purchase payments must be paid by a check payable to Transamerica. Purchase payments will only be credited upon receipt at the Service Center address specified on page 13 or at the address given on the form attached to your confirmation statement for additional purchase payments. We will issue you a confirmation upon the acceptance of each purchase payment.


The initial purchase payment must be at least:

o        $5,000 for a non-qualified contract; or

o $5,000 for an IRA contract issued as the result of a transfer or rollover from an IRA or other qualified plan; or

o $2,000 for a contract issued as the result of a transfer or rollover from another TSA or other eligible qualified plan contract or for a regular IRA contract; or

o $50 per month for a TSA contract if you elect to have your employer make purchase payments by payroll reductions.

We will issue your contract and credit your initial purchase payment generally within two business days after our Service Center receives the initial purchase payment and sufficient information to issue a contract. For us to issue your contract, you must provide sufficient information in a form acceptable to us. We reserve the right to reject any purchase payment or request for issuance of a contract. Normally we will not issue contracts with owners, joint owners, or annuitants more than 90 years old. Nor will we normally accept purchase payments after any owner's (or annuitant's if non-individual owner), 91st birthday.

In our discretion we may waive these restrictions in appropriate cases.

If our Service Center does not receive sufficient information to correctly apply an initial purchase payment to a contract, or correctly allocate an initial purchase payment among a contract's investment options, our Service Center will deposit the purchase payment in our Transamerica Premier Funds' Cash Reserve Fund account ("Money Market Fund") as of the date that it was received. We will assign a unique identification number to the purchase payment for control purposes. Within five days of receiving the purchase payment, our Service Center will begin efforts to obtain the information that is needed to apply the payment to the contract and allocate it among the contract's investment options. If these initial efforts are not successful, our Service Center will send a letter to the individual or institution that sent the purchase payment explaining that we did not receive sufficient information to apply it to the contract and allocate it among the contract's investment options, and requesting the missing information. If our Service Center does not receive sufficient information to correctly apply and allocate the purchase payment within thirty days after sending the above-mentioned letter, our Service Center will send a follow up letter. If our Service Center still does not receive sufficient information to correctly apply and allocate the purchase payment within sixty days of receiving the payment, we will refund the purchase payment and any gain that accrued to it while it was held in the Money Market Fund to the individual or institution that sent it.



Before the annuity date and before you, a joint owner or any annuitant reaches age 91, you may make additional purchase payments at any time while the contract is in effect. The minimum amount of each additional purchase payment is:

o        $1,000; or

o $50 per month if payments are made through your employer by payroll reduction for a TSA.

In addition, minimum allocation amounts apply. See Allocation of Purchase Payments below. We credit additional purchase payments to the contract as of the date we receive your payment at our Service Center.

Total purchase payments for any contract may not exceed $1,000,000 without our prior approval. In no event may the sum of all purchase payments for a contract during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

Allocation of Purchase Payments

You specify how purchase payments will be allocated under the contract. You may allocate purchase payments among one or more of the variable sub-accounts and the fixed account. Allocations must be equal to the lesser of 10% of the purchase payments or $250. Percentage allocations must be in whole numbers.

The entire initial purchase payment will be held in the money market sub-account during the applicable free look period, allowing 10 days for delivery, unless you instruct us otherwise. The dollar value of the variable accumulation units held in the money market sub-account attributed to such purchase payment will then be allocated among the fixed account and/or variable sub-accounts according to your selected allocations. This initial allocation to the money market sub-account does not count toward the limit of 17 investment options over the life of the contract.

Each purchase payment will be subject to the allocation instructions in effect at the time such purchase payment is received in our Service Center. You may change your allocations for additional purchase payments at any time by submitting a request for such change to our Service Center in a form and manner acceptable to us. Any changes to the allocations are subject to the limitations above. Any change will take effect with the first purchase payment we receive which accompanies your request. If we receive your request separately, all purchase payments arriving after it will be subject to its terms. Your allocation choices will continue in effect until you change them again.

Free Look Option

If you exercise the free look option, unless otherwise required by law or if you elect the option described below, we will refund the greater of:

a)   the purchase payments made, minus any withdrawals; or

b) the account value as of the date we receive your written notice to cancel and your contract.

Your entire initial purchase payment will be held in the money market sub-account during the applicable free look period plus 10 days for delivery. At the end of the free-look period plus 10 days, we will automatically transfer the value held in the money market sub-account according to your original allocation instructions.

If you provide us with written instructions, we will immediately allocate your initial purchase payment according to the allocation instructions on your application. This option is available only in states and in instances that do not require the return of purchase payments during the free look period. If you elect this option, we will refund the account value.

Investment Option Limit

Currently, you may not allocate monies to more than seventeen investment options over the life of the contract. Investment options include variable sub-accounts and fixed account. Each variable sub-account and the fixed account that ever received a transfer or purchase payment allocation counts as one towards this total of seventeen limit. We may waive this limit in the future.

For example, if you make an allocation to the money market variable sub-account and later transfer all of the funds out of this money market variable sub-account, this would count as one option for the purposes of the limitation, even if it held no value. If you transfer from a variable sub-account to another variable sub-account and later back to the first, the count towards the limitation would be two, not three.

Account Value

Before the annuity date, the account value is equal to:

a) the fixed account accumulated value; plus

b) the variable accumulated value.

The variable accumulated value is determined at the end of each valuation day. To determine the variable accumulated value on a day that is not a valuation day, the value as of the end of the next valuation day will be used. The variable accumulated value is expected to change from valuation period to valuation period, reflecting how investments within selected portfolios performed. The variable accumulated value will also reflect deductions for charges and fees. A valuation period begins at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation day and ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business.

How Variable Accumulation Units Are Valued

Purchase payments allocated to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. The number of variable accumulation units credited for each variable sub-account is determined by dividing the purchase payment allocated to the variable sub-account by the variable accumulation unit value for that variable sub-account. In the case of the initial purchase payment, variable accumulation units for that payment will be credited to the variable accumulated value within two valuation days of the later of the date our Service Center receives:

a)   sufficient information, in an acceptable manner and form; or

b)   the initial purchase payment.

In the case of any additional purchase payment, variable accumulation units for that payment will be credited at the end of the valuation period during which we receive the payment at our Service Center. The value of a variable accumulation unit for each variable sub-account is established at the end of each valuation period and is calculated by multiplying the value of that unit at the end of the prior valuation period by the variable sub-account's net investment factor for the valuation period. The value of a variable accumulation unit can go either up or down.

The net investment factor is used to determine the value of accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the Statement of Additional Information.

Transfers

Before the Annuity Date

Before the annuity date, you may transfer all or any portion of the account value among the variable sub-accounts and the fixed account.

Transfers among the variable sub-accounts and the fixed account may be made by submitting a request to our Service Center in a form and manner acceptable to us. The transfer request must specify:

a) the variable sub-accounts and/or the fixed account from which your transfer is to be made;

b)   the amount of your transfer; and

c) the variable sub-accounts and/or fixed account to receive the transferred amount.

The minimum amount which you may transfer is equal to the lesser of: o 10% of the value in the account from which the transfer is being made; and

o        $250.

Transfers among the variable sub-accounts are also subject to the terms and conditions imposed by the portfolios.

We will generally process a transfer as of the end of the valuation period during which the request is received by our Service Center.

Transfers involving variable sub-accounts will result in the crediting and/or cancellation of variable accumulation units having a total value equal to the dollar amount being transferred to or from a particular variable sub-account. The crediting and cancellation of such units is made using the variable accumulation unit value of the applicable variable sub-account as of the end of the valuation day in which the transfer is effective.

If a transfer reduces the value in a variable sub-account or in the fixed account to less than $250, we reserve the right to transfer the remaining amount along with the amount requested to be transferred. We will do this according to the transfer instructions provided by you. Under current law, there will not be any tax liability for transfers within the contract.

Telephone Transfers

We will allow telephone transfers if you have provided proper authorization for such transfers in a form and manner acceptable to us. Withdrawals are not permitted by telephone. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. We will not be liable for any losses due to unauthorized or fraudulent instructions. The procedures we will follow for telephone transfers may include requiring some form of personal identification before acting on instructions received by telephone, providing written confirmation of the transaction, and/or tape recording the instructions given by telephone. You, as the owner, bear the risk for the results of all transactions initiated through telephone transfers.

Other Restrictions

We reserve the right, without prior notice, to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfers, at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant variable sub-account values from one variable sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities. This is likely to arise when the volume of transfers is high, since each portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs which must be indirectly borne by owners. Therefore, we reserve the right to require that all transfer requests be made by the owner and not by a third party holding a power of attorney. We may also require that each transfer you request be made by a separate communication to us. We also reserve the right to require that each transfer request be submitted in writing and be manually signed by owners. We may choose not to allow telephone or facsimile transfer requests.

Dollar Cost Averaging

Before the annuity date, you may request that amounts be automatically transferred on a monthly basis from a source account to any of the variable sub-accounts. The source account is currently the fixed account. You can do this by submitting a request to our Service Center in a form and manner acceptable to us. Other source accounts may be available. Call our Service Center for information regarding availability.


This option is designed to reduce the risk of your purchasing units only when the price of the units is high, but you should carefully consider your financial ability to continue the option over a long enough period of time to purchase units when their value is low as well as when it is high. This option does not assure a profit or protect against a loss.


You may only dollar cost average from one source account at a time. The transfers will begin when you request, but no sooner than one week following receipt of such request. For new variable annuity contracts, dollar cost averaging transfers will not begin until the later of:

a)   30 days after the contract effective date; or

b) the estimated end of the free look period which allows 10 days for delivery.

Transfers will continue for the number of consecutive months which you selected unless:

a)   you terminate the transfers;

b) we automatically terminate the transfers because there are insufficient amounts in the source account; or
c)   for other reasons that are described in the election form.

You may request that monthly transfers be continued for a specific length of time. You can do this by giving notice to our Service Center in a form and manner acceptable to us within 30 days before the last monthly transfer. If you do not make a request to continue the monthly transfers, this option will terminate automatically with the last transfer at the end of the length of time you initially designated.

Eligibility Requirements for Dollar Cost
Averaging

In order to be eligible for dollar cost averaging, the value of your source account must be at least $5,000. This limit may be changed for new elections of this service. Dollar cost averaging transfers can not be made from a source account from which systematic withdrawals or automatic payouts are also being made.

Dollar cost averaging may not be elected at the same time that the interest sweep option or automatic asset rebalancing is in effect.

Special Dollar Cost Averaging Option

(May not be available in all states. See contract for availability of the fixed account options.)

Before the annuity date, you may make a one-time election to allocate the entire purchase payment to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specify.

Amounts from the sub-accounts and/or fixed account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) a withdrawal or a loan from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your allocation instructions. Once the transfers are completed, this Special Dollar Cost Averaging option will end and cannot be reelected.

Interest Sweep Option

Before the annuity date, you may request that interest earned and accumulated on amounts allocated to the fixed account be automatically periodically transferred to any of the variable sub-accounts. Accumulated earnings in the Special Dollar Cost Averaging account cannot be used for this option. You may elect to have the accumulated earnings transferred from the fixed account to your selected variable sub-accounts on a monthly, quarterly, semi-annual or annual basis. You can do this by submitting a request to our Service Center in a form and manner acceptable to us. The interest sweep option is not available to a sub-account(s) from which systematic withdrawals or automatic payouts are being made.

The transfers will begin when you request, but no sooner than one week following receipt of such request. For new variable annuity contracts, interest sweep transfers will not begin until the later of:

a)   30 days after the contract effective date; or

b) the estimated end of the free look period which allows 10 days for delivery.

You may elect to establish, change or terminate the interest sweep option by submitting a written request to our Service Center in a form and manner acceptable to us. We reserve the right to discontinue the interest sweep option at any time for any reason.

Eligibility Requirements for Interest Sweep Option

In order to be eligible for the interest sweep option, the value of the fixed account must be at least $10,000. This limit may be changed for new elections of this option. The minimum transfer amount is $50. If the amount of accumulated earnings in the fixed account is less than $50 at the time of scheduled transfer, the transfer will not occur and the accumulated earnings will be added to the next scheduled transfer. Interest sweep transfers will resume on the next scheduled transfer date after the accumulated earnings in the fixed account equals at least $50. If there is an insufficient amount in the fixed account, we will automatically terminate the transfers.

Interest sweep option transfers cannot be made at the same time dollar cost averaging or automatic asset rebalancing are in effect.

Automatic Asset Rebalancing

After purchase payments have been allocated among the variable sub-accounts, the performance of each variable sub-account may cause proportions of the values in the variable sub-accounts to vary from the percentages which you initially defined. You may instruct us to automatically rebalance the amounts in the variable account by reallocating amounts among the variable sub-accounts, at the time and in the percentages specified in your instructions to us and accepted by us. You may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. You may elect to have amounts allocated among the variable sub-accounts using whole percentages. The fixed account cannot be rebalanced.

You may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to our Service Center in a form and manner acceptable to us. We reserve the right to discontinue the automatic asset rebalancing service at any time for any reason.

Automatic asset rebalancing may not be elected at the same time that dollar cost averaging or the interest sweep option is in effect.

After the Annuity Date

If a variable payment option is elected, you may make transfers among variable sub-accounts after the annuity date by giving a written request to our Service Center, subject to the following provisions:

a) you may not make any more than four transfers per contract year after the annuity date; and

b) the minimum amount transferred from one variable sub-account to another is the amount supporting a current $75 monthly payment.

Transfers among variable sub-accounts after the annuity date will be processed based on the formula outlined in the appendix in the Statement of Additional Information. No transfers are allowed into or out of the fixed account.

Cash Withdrawals

If you own a non-qualified contract, you may withdraw all or part of the cash surrender value at any time before the annuity date by giving a written request to our Service Center. For qualified contracts, including TSAs, withdrawals may be subject to severe restrictions and, in certain circumstances, prohibited. Reference should be made to the terms of the particular retirement plan or arrangement for any additional limitations or restrictions, including prohibitions, on cash withdrawals. For example, if you are married, you may be required to show us advance written consent from your spouse before we make certain transactions. In addition, your employer may also need to acknowledge certain transactions requiring your separation from service.

The cash surrender value is equal to the account value, minus any account fee, and any contingent deferred sales load and applicable premium tax charges. A full surrender will result in a cash withdrawal payment equal to the cash surrender value at the end of the valuation period during which the election is received. It must be received along with all completed forms required at that time by us. No surrenders or withdrawals may be made after the annuity date unless you elect a variable period certain settlement option. Partial withdrawals must be at least $250.

In the case of a partial withdrawal, you may direct our Service Center to withdraw amounts from specific variable sub-accounts and/or from the fixed account. If you do not specify, the withdrawal will be taken pro rata from the account value.

A partial withdrawal request cannot be fulfilled if it would reduce your account value to less than $500. In such instances, you will be notified.

We will generally process any withdrawal requests, including surrender requests, as of the end of the valuation period during which the request and all completed forms are received. We will pay any cash withdrawal, settlement option payment or lump sum death benefit due from the variable account and process of any transfers within seven days from the date we receive your request. However, we may postpone such payment if:

o the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

o an emergency exists as defined by the Securities and Exchange Commission, or the Commission requires that trading be restricted; or

o        the Commission permits a delay for the
     protection of owners.

The withdrawal request will be effective when we receive all required withdrawal request forms. Payments to you for any monies derived from a purchase payment which you made by check may be delayed until your check has cleared your bank.

We may delay payment of any withdrawal from the fixed account for up to six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment.

Since you assume the investment risk for all amounts in the variable account and because certain withdrawals are subject to a contingent deferred sales load and other charges, the total amount paid upon surrender of your contract may be less than the total purchase payments.

You may elect, under the systematic withdrawal option or automatic payout option, but not both, to withdraw certain amounts on a periodic basis from the variable sub-accounts before the annuity date.

The tax consequences of a withdrawal or surrender are discussed later in this prospectus, including that withdrawals and surrenders may be taxable and, if taken before age 59 1/2, subject to the 10% federal tax penalty.

Restrictions for TSAs. You may not withdraw any portion of the account value that represents purchase payments made by an elective salary deferral arrangement after December 31, 1988, and the earnings on such purchase payments and amounts held on December 31, 1988, unless you:

o        are at least age 59 1/2;

o        become disabled;

o        separate from employment with your employer; or

o        incur a financial hardship.

These restrictions will not apply if the withdrawal is:

o for payment to an alternate payee under a Qualified Domestic Relations Order, or QDRO; or

o made in order to make a direct transfer to another TSA as provided in Rev. Rul. 90-24; or

o made in order to make an eligible direct transfer to a defined benefit governmental plan.

Systematic Withdrawal Option

Before the annuity date, you may elect to have withdrawals automatically made from one or more variable sub-accounts on a monthly basis. Other distribution modes may be permitted. The withdrawals will not begin until the later of:

a) 30 days after the contract effective date; or

b) the end of the free look period.

Withdrawals will be from the variable sub-accounts in the percentage allocations that you specify. Unless you specify otherwise, withdrawals will be pro rata based on account value. You cannot make systematic withdrawals from a variable sub-account from which dollar cost averaging transfers are being made. Likewise, systematic withdrawals cannot be used at the same time that the automatic payout option is in effect.

To be eligible for the systematic withdrawal option, the account value must be at least $12,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Currently you can elect any amount over $100 to be withdrawn systematically.

You may also make partial withdrawals while receiving systematic withdrawals.

If the total of all withdrawals (systematic, automatic or partial) in a contract year exceed the allowed amount to be withdrawn without charge for that year, your account value will be charged any contingent deferred sales load that may apply.

The withdrawals will continue indefinitely unless you terminate them. If you choose to terminate this option, you may not elect to use it again until the end of the next 12 full months.

Systematic withdrawals may be taxable and, before age 59 1/2, subject to a 10% federal penalty tax.

Automatic Payout Option

Before the annuity date, for certain qualified contracts, you may elect the automatic payout option, or APO, to satisfy minimum distribution requirements under the following sections of the Code:

o        403(b); and

o        408(b)(3).
For regular IRAs, this option may be elected no earlier than six months before the calendar year in which you, as the owner, attain age 70 1/2. Payments may not begin earlier than January of such calendar year.

For TSAs, APO can be elected no earlier than six months before the later of when you:

a) attain age 70 1/2; or

b) retire from employment.

Additionally, APO withdrawals may not begin before the later of:

a) 30 days after the contract effective date; or

b) the end of the free look period.

APO may be elected in any calendar month, but no later than the month of your 95th birthday.

Other Automatic Payout Option Information. Withdrawals will made from a variable sub-account on a pro rata basis from account value. If you take a withdrawal while dollar cost averaging transfers are being made, then the dollar cost averaging option will terminate. The calculation of the APO amount will reflect the total account value plus the actuarial value of any other benefits provided under the contract although the withdrawals are only from the variable sub-accounts. This calculation and APO are based solely on the value in this contract.

To be eligible for this option, you must meet the following conditions:

a) your account value must be at least $12,000 at the time at which you select this option; and

b) the annual withdrawal amount is the larger of the required minimum distribution under Code Section 401(a)(9) or 408(b)(3), or $500.

These conditions may change. Currently, withdrawals under this option are only paid annually.

The withdrawals will continue indefinitely unless:

a)   you terminate them;

b)   you annuitize or surrender the contract; or


c) if there are insufficient amounts in the variable account to make a withdrawal.

Once terminated, APO may not be elected again.

TSA LOANS

If your plan allows for loans to be made, you may borrow against the account value at any time before the annuity date if you fill out our loan forms and mail them to us. We reserve the right to delay making a loan for up to six months from the date we receive your request. See FEDERAL TAX MATTERS regarding taxation of loans.

Amounts and Conditions

Your account value will be collateral for the loan. The aggregate amount borrowed from all employer-sponsored plans may not exceed the lesser of:

o $10,000 or one half of the amount available for withdrawal, whichever is greater; or

o $50,000 reduced by the excess (if any) of your highest outstanding loan balance during the preceding 12 month period, over your outstanding loan balance on the date the loan is made.

We will not allow a loan for an amount:

o        of less than $1,000; or

o that would reduce the remaining net account value to less than $500.

Interest

The portion of the account value against which you have borrowed will earn an effective annual interest rate of 3.0% credited daily. Interest on each loan will be charged at the effective annual interest rate of 6.0%.

Terms and Repayment

You must generally repay each loan within five years from the date it is made. However, if the loan is used to acquire a dwelling that you will use as your principle residence within a reasonable period of time, you must repay the loan within 30 years from the date it is made.

Payments are due on the date specified in the loan documents. Each payment we receive will be applied to interest first, then to principal. The portion of each payment applied to principal will reduce the outstanding loan balance and will be transferred back to the annuity value according to the allocation instructions we have at the time.

Repayment (of principal and interest) must be made in substantially equal installments, not less frequently than quarterly. You must clearly mark a payment as a loan repayment, or we will credit the amount as a premium payment. You may repay a loan at any time subject to these restrictions.

Default

If you fail to repay the loan according to the terms of the loan documents that you signed, we will consider the loan to be in default.

In order to correct the default, we must receive the missed payments before the last day of the calendar quarter following the quarter in which the payment was missed. If you do not correct the default by the last day of the next calendar quarter, you must include the outstanding loan amount, including interest, in your gross income for the year of the default. The loan remains an outstanding debt which must be fully repaid, unless one of the following events occurs allowing the loan to be distributed:

o        you are at least age 59 1/2;

o        you become disabled;

o        you separate from employment with your employer;
     or

o you incur a financial hardship. A financial hardship withdrawal may not include any earnings on your elective deferrals;

o a withdrawal is for payment to an alternate payee under a QDRO; or

o a withdrawal is made in order to make a direct transfer to another qualified TSA.

Until you repay a defaulted loan, such loan will be considered outstanding for purposes of calculating the maximum allowed amount of any subsequent loan.

Partial Withdrawals

You may make a partial withdrawal from the annuity contract while a loan is outstanding. Any partial withdrawal may not:

o        exceed 50% of the remaining net account value;
     and

o reduce the net account value to an amount less than the outstanding loan balance plus $500.

Partial withdrawals are subject to the restrictions and applicable withdrawal provisions of the contract.

We will waive the above restrictions if the partial withdrawal is required to satisfy minimum distribution requirements.

Cash Surrender

If you request a surrender while a loan is outstanding, we will treat the loan as in default. Any surrender is subject to the restrictions and applicable withdrawal provisions of the contract. The value used to determine the cash surrender value will be:

o the net account value on the date of the surrender; less

o        any contingent deferred sales load and
     applicable premium tax charges.

Annuitization

If you elect to begin receiving payments under a settlement option while a loan is outstanding, we will treat the loan as in default. The value used to provide settlement option payments will be:

o the net account value on the date of the surrender; less

o        any contingent deferred sales load and
     applicable premium tax charges.

Death

If you die before the annuity date and while a loan is outstanding, we will treat the loan as in default as of your date of death. The amount used to determine the death benefit payable will be the net account value.

Termination

Subject to applicable provisions of the Code, the contract will end on the date that any loan and unpaid interest reduce the amount available for withdrawal to less than $500. Termination will become effective 31 days after we mail notice to you at your last known address.

Death Benefit

If an owner dies before the annuity date and both owners are age 70 or less, the guaranteed minimum death benefit will be equal to the greatest of:

a)   the account value; and

b) the sum of all purchase payments, less withdrawals taken, adjusted as described below, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals; and

c) the highest account value on any contract anniversary on or before the earlier of the owner's or joint owner's 71st birthday, plus purchase payments made since that contract anniversary, less withdrawals taken since that contract anniversary, adjusted as described below, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals.

If death occurs before the annuity date and after either the deceased owner's or joint owner's 71st birthday, the guaranteed minimum death benefit will be equal to the greater of:

a)   the account value; and

b) the guaranteed minimum death benefit at age 71, plus total of all purchase payments made since age 71, less withdrawals taken after age 71, adjusted as described below, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals.

If the owner is not a natural person, such as a trust, corporation or other legal entity, the annuitant will be treated as the owners for purposes of the death benefit.

Withdrawal Adjustment. If you make a withdrawal, the amount of the death benefit may be reduced. The amount of the reduction will depend on whether the account value is more or less than the guaranteed minimum death benefit on the date of withdrawal. If the account value is equal to or more than the guaranteed minimum death benefit, the death benefit will be reduced by the dollar amount of any withdrawals. If the account value is less than the guaranteed minimum death benefit, the benefit will be reduced proportionately to the reduction in the account value. For example if the withdrawal reduces the account value by 20%, then the guaranteed minimum death benefit will also be reduced by 20%.

Payment of Death Benefit

We will generally pay the death benefit when we receive proof of death of an owner. Once we receive this proof, and the beneficiary has selected a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information to make the payment.

The death benefit will be determined as of the end of the valuation period during which our Service Center receives:

a)   proof of death of the owner or joint owner; and

b) the written notice of the settlement option elected by the person to whom the death benefit is payable.

If no settlement method is elected, the death benefit will be a lump sum distributed within five years after an owner's death if it is not payable to the owner's surviving spouse. No contingent deferred sales load will apply.

Until the death benefit is paid, the account value allocated to the variable account remains in the variable account, and fluctuates with investment performance of the applicable portfolios. For this reason, the amount of the death benefit depends on the account value at the time the death benefit is paid, not at the time of death. f Designation of Beneficiaries

You may select one or more beneficiaries by designating Withdrawn the person or persons to receive the amounts payable under the contract. The persons you designate will receive the percentage you establish if:

o you die before the annuity date and there is no joint owner; or

o you die after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time.

If a beneficiary dies before the owner, that beneficiary's interest in the annuity will end upon his or her death.

A beneficiary may be named or changed at any time in a form and manner acceptable to us. Any change made to an irrevocable beneficiary must also include the written consent of the beneficiary, except as otherwise required by law.

If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by the contract unless the owner gives us other instructions at the time the beneficiaries are named.

We may rely on any affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name.

Death of Owner or Joint Owner Before the Annuity Date

If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit must be distributed within five years after the owner's death if it is not payable to the owner's surviving spouse. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72
(s)(6). The contract will remain in force with the annuitant's surviving spouse as the new annuitant, however, if:

o        the contract is owned by a trust; and

o the beneficiary is either the annuitant's surviving spouse, or a trust holding the contract solely for the benefit of such spouse.

The manner in which we will pay the death benefit depends on the status of the persons involved in the contract. The death benefit will be payable to the first person from the applicable list below:

If the owner is the annuitant:

o        the joint owner, if any; or

o        the beneficiary, if any.

If the owner is not the annuitant:

o        the joint owner, if any; or

o        the beneficiary, if any; or

o        the annuitant; or

o        the joint annuitant; if any.

If the death benefit is payable to the owner's surviving spouse, or to a trust for the sole benefit of such surviving spouse, we will continue the contract with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other than the owner's surviving spouse, we will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person or persons selects another option as provided below.

In lieu of the automatic form of death benefit specified above, the person or persons to whom the death benefit is payable may elect to receive it:

o        in a lump sum; or

o as settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

Election of either option must be made no later than 60 days before the one-year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid, we will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.

If the death benefit is payable to a non-individual, subject to the special rule for a trust for the sole benefit of a surviving spouse, we will pay the death benefit in a lump sum within one year after the owner's death.

If the Annuitant Dies Before the Annuity Date

If an owner and an annuitant are not the same individual and the annuitant, or the last of joint annuitants, dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

Death After the Annuity Date

If an owner or the annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

Upon the owner's death after the annuity date, any remaining ownership rights granted under the contract will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

Survival Provision

The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

CHARGES, FEES AND DEDUCTIONS

No deductions are currently made from purchase payments, although we reserve the right to charge for any applicable premium tax charges. Therefore, the full amount of the purchase payments are invested in one or more of the variable sub-accounts and/or the fixed account.

Contingent Deferred Sales Load/
Surrender Charge

No deduction for sales charges is made from purchase payments at the time they are made. However, a contingent deferred sales load, or surrender charge, of up to 9% of purchase payments may be imposed on certain withdrawals or surrenders. This charge is designed to partially cover certain expenses incurred by us relating to the sale of the contract, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

The contingent deferred sales load/surrender charge percentage varies according to the number of years between when a purchase payment was credited to the contract and when the withdrawal is made. The amount of this charge is determined by multiplying the amount withdrawn that is subject to the charge by the contingent deferred sales load percentage according to the following table. In no event will the total contingent deferred sales load/surrender charge assessed against the contract exceed 9% of the total purchase payments.




                                    Number of
                               Years Since Receipt
                               of Purchase Payment

-------------------------------
Less than 2 years                         9%
2 years but less than 3 years             8%
3 years but less than 4 years             8%
4 years but less than 5 years             6%
5 years but less than 6 years             6%
6 years but less than 7 years             4%
7 years or more                           0%
-------------------------------

Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals, including withdrawals under the systematic withdrawal option or the APO, and full surrenders, unless you elect to add the amount of the applicable load to the amount requested for a partial withdrawal to cover the applicable contingent deferred sales load. We will not impose any contingent deferred sales load on withdrawals after the contract has been in effect for 14 contract years.

Free Withdrawals-Allowed Amount

You may make a withdrawal up to the allowed amount without incurring a contingent deferred sales load/surrender charge each contract year before the annuity date.

For the first contract year, the allowed amount is equal to the greater of:

a) accumulated earnings not previously withdrawn; or

b) 10% of the total purchase payments received as of the date of withdrawal, less any withdrawals during that contract year.

After the first contract year, the allowed amount is equal to the greater of:

a)   accumulated earnings not previously withdrawn; or

b) 10% of the total purchase payments received less than seven years old as of the last contract anniversary, less any withdrawals during that contract year.

Withdrawals will be made first from earnings and then from purchase payments on a first-in/first-out basis. The allowed amount may vary depending on the state in which your contract is issued. If an allowed amount is not withdrawn during a contract year, it does not carry over to the next contract year.

Purchase payments not previously withdrawn that have been held at least seven full contract years, and accumulated earnings not previously withdrawn may be withdrawn without charge. We will not impose any contingent deferred sales load for withdrawals of purchase payments after the contract has been in effect for fourteen years.

Other Free Withdrawals

We will waive the contingent deferred sales load:

a) upon annuitization after the first contract year to an option involving life contingencies; or

b)   upon annuitization at age 95 or over; or

c)   upon payment of the death benefit before the annuity date; or

d) if you or a joint owner receive extended medical care in a qualifying institution (as defined in the contract) for at least 60 consecutive days, and the request for the withdrawal or surrender, together with proof of such extended care, is received at our Service Center during the term of such care, or within 90 days after the last day upon which you or joint owner received such extended care; or

e) if you or a joint owner receive medically required hospice or in-home care for at least 60 consecutive days and such extended care is certified by a qualified medical professional. You may also be required to submit other evidence as required by us such as evidence of Medicare eligibility; or

f) if you or a joint owner are diagnosed as terminally ill by a qualified medical professional after the first contract year and are reasonably expected to die within 12 months.

Neither d) nor e) apply if you or a joint owner are receiving extended medical care in a qualifying institution or receiving in-home care at the time the contract is purchased.

If you or a joint owner qualifies for a waiver of contingent deferred sales load due to receipt of qualified extended care or are diagnosed with a terminal illness, we reserve the right to not accept purchase payments after you or a joint owner have qualified for any of these waivers. Any withdrawals on which the contingent deferred sales load is waived will not reduce the allowed amount for the contract year.

Administrative Charges

Account Fee. At the end of each contract year before the annuity date, we deduct an annual account fee as partial compensation for expenses relating to the issue and maintenance of the contract and the variable account. The annual account fee is $25. If the contract is surrendered, the account fee will be deducted from a full surrender before the application of any contingent deferred sales load. The account fee will be deducted on a pro rata basis, based on values, from the account value. The fee deductions will be based on both the variable sub-accounts and the fixed account.

Annuity Fee. After the annuity date, we deduct an annual annuity fee of $30 to help cover processing costs. This fee will be deducted in equal amounts from each variable payment made during the year. This fee will not be changed. No annuity fee will be deducted from fixed payments.

Administrative Expense Charge. We also make a daily deduction for the administrative expense charge from the variable account before the annuity date at an effective annual rate of 0.15% of assets held in each variable sub-account to reimburse us for administrative expenses. The administrative charges do not bear any relationship to the actual administrative costs of a particular contract. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each variable sub-account.

Mortality and Expense Risk Charge

Before the annuity date, we deduct a charge for bearing certain mortality and expense risks under the contracts. This is a daily charge at an effective annual rate of 1.60% of the assets in the variable account. We guarantee that this charge of 1.60% will never increase. The mortality and expense risk charge is reflected in the variable accumulation and variable annuity unit values for each variable sub-account.

Variable accumulated values and variable settlement option payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the contract and to pay death benefits before the annuity date.

The expense risk assumed by us is the risk that our actual expenses in administering the contracts and the variable account will exceed the amount recovered through the administrative expense charge, account fees, transfer fees and any fees imposed for certain options and services.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, we will bear these losses. If this charge is more than sufficient, any excess will accrue to us. Currently, we expect a profit from this charge.

We anticipate that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the contracts. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of contract distribution, the deficiency will be met from our general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

Guaranteed Minimum Income Benefit (GMIB)
Rider Fee


This rider applies only to policies issued before January 25, 2003.

Before the annuity date, we will deduct a daily charge at an effective annual rate of 0.35% of the variable accumulated value not including amounts in the money market sub-account. The charge for the GMIB Rider is reflected in the variable annuity unit values for each variable sub-account, except the money market sub-account. If you elected the GMIB Rider, the fee will be deducted each month for a benefit that you might not use. If you do not use this feature, the fees paid for it will not be refunded. Premium Tax Charges


Currently there is no charge for premium taxes except upon annuitization. However, we may be required to pay premium or retaliatory taxes currently ranging from 0% to 5%. We reserve the right to deduct a charge for these premium taxes from premium payments, from amounts withdrawn, or from amounts applied on the annuity date. In some jurisdictions, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same purchase payment, depending upon applicable law.

Taxes

No charges are currently made for taxes. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the contracts.

Portfolio Expenses

The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio. For more information, see the portfolios' prospectuses.

Sales in Special Situations

We may sell the contracts in special situations that are expected to involve reduced expenses for us. These instances may include sales:

o    in certain group arrangements, such as employee savings plans;

o to current or former officers, directors and employees, and their families, of Transamerica and its affiliates;

o    to  officers,   directors,  and  employees,  and  their  families,  of  the portfolios' investment advisers and their affiliates; or

o to officers, directors, employees and sales agents also known as registered representatives, and their families, of broker-dealers and other financial institutions that have sales agreements with us to sell the contracts.

In these situations:

a)   the contingent deferred sales load may be reduced or waived;

b) the mortality and expense risk charge or administration charges may be reduced or waived; and/or

c) certain amounts may be credited to the contract account value (for examples, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the contract account value.)

These reductions in fees or charges or credits to account value will not unfairly discriminate against any contract owner. These reductions in fees or charges or credits to account value may be taxable and treated as purchase payments for purposes of income tax and any possible premium tax charge.


DISTRIBUTION OF THE CONTRACT

Transamerica Securities Sales Corporation (TSSC), is the principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. Its principal offices are located at 1150 South Olive Street, Los Angeles, California 90015. TSSC may enter into sales agreements with broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products.

Under the Sales Agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. The percentage may be up to 9%, and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.

SETTLEMENT OPTION PAYMENTS

Annuity Date

The annuity date is the date that the annuitization phase of the contract begins. On the annuity date, we will apply the annuity amount, defined below, to provide payments under the settlement option you select. You also select the annuity date which you may change the date from time to time by giving notice to our Service Center in a form and manner acceptable to us. Notice of each change must be received by our Service Center at least 30 days before the then-current annuity date. The annuity date cannot be earlier than the first contract anniversary except for certain qualified contracts.

The latest annuity date which may be elected is the first day of the calendar month immediately preceding the month of the oldest annuitant's or joint annuitants' 95th birthday. This date may vary in certain jurisdictions and under certain programs or circumstances.

The annuity date must be the first day of a calendar month. The first settlement option payment will be on the first day of the month immediately following the annuity date. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available.

Annuity Amount

Unless you elected the GMIB Rider (described below), the annuity amount is the account value, minus any contingent deferred sales load and applicable premium tax charges. Any contingent deferred sales load will be waived if:

o the settlement option payments involve life contingencies and begin on or after the first contract anniversary; or

o the annuity date is on or after the oldest annuitant's or joint annuitant's 95th birthday.

Guaranteed Minimum Income Benefit Rider



This rider applies only to policies issued before January 25, 2003.


The GMIB Rider guarantees a minimum annuitization value after the rider has been in effect for seven years. You may only elect this Rider at the time of application if the annuitant or joint annuitant is less than age 69. Once elected, you may not terminate this Rider at any time before the annuity date.

The GMIB Rider's guaranteed minimum annuitization value, before the rider anniversary on which the annuitant or joint annuitant reaches age 95, is the greater of:

a) the "GMIB account value," which is the variable accumulated account value minus any amount in the money market sub-account; or

b)   the "GMIB benefit base" described below.

After the rider anniversary following the annuitant's or joint annuitant's 95th birthday (earlier if required by state law), the rider's guaranteed minimum annuitization value will be the GMIB account value, described in a) above.

The GMIB Rider applies only to amounts in the variable sub-accounts, not including the money market sub-account. Additionally, it does not apply to the fixed account. Any amounts in the fixed account and the money market sub-account can be withdrawn or applied to settlement options separate and apart from the GMIB Rider settlement option.

GMIB Benefit Base. On the contract date, the GMIB benefit base is equal to the initial purchase payment allocated among the variable sub-accounts, other than the money market sub-account. The GMIB benefit base is not an account value or a cash value and is used solely for the purpose of calculating the guaranteed minimum annuitization value available under the GMIB Rider.

If you make additional purchase payments or transfers to the GMIB account value, we will increase the GMIB benefit base by the dollar amount of the purchase payment or transfer.

If you take a withdrawal or transfer from the GMIB account value, we will reduce the GMIB benefit base for the withdrawal, as described below, on the date that you make the withdrawal or transfer. Withdrawals or transfers from the GMIB account value may reduce the GMIB benefit base on a basis greater than dollar-for-dollar.

Withdrawal Adjustment. If you make a withdrawal, the amount of the GMIB benefit base will be reduced. The amount of the reduction will depend on whether the GMIB account value is more or less than the GMIB benefit base on the date of withdrawal. If the GMIB account value is equal to or more than the GMIB benefit base, the benefit base will be reduced by the dollar amount of the withdrawal. If the GMIB account value is less than the GMIB benefit base, the benefit base will be reduced proportionately to the reduction in the GMIB account value. For example, if the withdrawal reduces the GMIB account value by 20%, then the benefit base will also be reduced by 20%.

Interest Credited to GMIB Benefit Base. The benefit base after the contract date will be credited with interest each day through the annuitant's 75th birthday. We will not credit interest after the annuitant's 75th birthday.

The current effective annual interest rate for the GMIB is 6% per year. We may, at our discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the rider is added to your contract, the annual rate will not vary during the life of that rider.

Annuitization. You can only annuitize using the GMIB Rider within 30 days after the seventh or later rider anniversary. We may, at our discretion, change the waiting period before which the GMIB options can be exercised.

Note Carefully--If you annuitize at any time other than indicated above, you cannot use the GMIB Rider. Also, for purposes of the GMIB Rider, systematic withdrawals and APO distributions under the contract are considered withdrawals and will reduce the amount of the GMIB.

The settlement option that you may purchase with the GMIB Rider is a life annuity with a 10 year period certain. If the life expectancy of the older annuitant is less than 10 years as specified by the life expectancy table used by the IRS, then the settlement option will be a joint life and period certain annuity in which the period certain is the life expectancy of the older annuitant. The actuarial basis for the annuity rates under this option is the 1983 IAM Table, with projection G, with an interest rate of 3% per year for males, females or unisex, as appropriate.

The guaranteed minimum annuitization value will be determined as of the end of the valuation period during which our Service Center receives the written notice of the settlement option elected by you. When you begin receiving settlement payments under the GMIB, you may not make any additional purchase payments to, or withdrawals from, the contract.

The GMIB Rider does not establish or guarantee account value or guarantee performance of any investment option. Because the payment options under the Rider utilize more conservative actuarial factors or tables, the annuity payments under the GMIB Rider may be less, for each dollar applied, than the payments that would be provided by applying the same amount to annuity payment options under the base contract (outside of the GMIB Rider). Therefore, the GMIB Rider should be considered a safety net. A possibly higher minimum annuitization value using the GMIB Rider should be balanced against the lower payout levels, per dollar applied, inherent in the annuity tables used for the GMIB Rider payment options.

Settlement Option Payments

You may choose from the settlement options below. We may consent to other plans of payment before the annuity date. For settlement options involving life contingencies, the actual age and/or sex of the annuitant, or a joint annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified contracts and in some jurisdictions. We reserve the right to ask for satisfactory proof of the annuitant's or joint annuitant's age. We may delay settlement option payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater for older annuitants than for younger annuitants.

You may choose from the two payment options described below. The annuity date and settlement options available for qualified contracts may also be controlled by endorsements, the plan or applicable law.

If the amount of the monthly payment from the settlement option you selected would result in a monthly settlement option payment of less than $150, or if the annuity amount is less than $5,000, we reserve the right to offer a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly settlement option payments from the variable payment option will further be subject to a minimum monthly payment of $75 from each variable sub-account from which such payments are made.


Election of Settlement Option Forms and Payment Options

Before the annuity date, and while the annuitant is living, you may, by written request, change the settlement option or payment option. The request for change must be received by our Service Center at least 30 days before the annuity date.

In the event that a settlement option form and payment option is not selected at least 30 days before the annuity date, we will make settlement option payments according to the 120 month period certain and life settlement option and the applicable provisions of the contract.

Payment Options

You may elect a fixed or a variable payment option, or a combination of both, in 25% increments of the annuity amount.

Unless specified otherwise, the annuity amount in the variable account will be used to provide a variable payment option and the amount in the fixed account will be used to provide a fixed payment option. In this event, the initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the account value in the variable sub-accounts on the annuity date.

Fixed Payment Option

A fixed payment option provides for payments which will remain constant according to the terms of the settlement option you select. If you select a fixed payment option, the portion of the annuity amount used to provide that payment option will be transferred to the general account assets of Transamerica. The amount of payments will be established by the fixed settlement option which you select and by the age and sex, if sex-distinct rates are allowed by law, of the annuitants. Payment amounts will not reflect investment performance after the annuity date. The fixed payment amounts are determined by applying the fixed settlement option purchase rate, which is specified in the contract, to the portion of the annuity amount applied to the payment option. Payments may change after the death of an annuitant under some options; the amount of change is fixed on the annuity date.

Variable Payment Option

A variable payment option provides for payments that vary in dollar amount, based on the investment performance of the selected variable sub-accounts. The variable settlement option purchase rate tables in the contract reflect an assumed, but not guaranteed, annual interest rate of 5.35%. If the actual net investment performance of the variable sub-accounts is less than 5.35%, then the dollar amount of the actual payments will decrease. If the actual net investment performance of the variable sub-accounts is higher than 5.35%, then the dollar amount of the actual payments will increase. If the net investment performance exactly equals the 5.35% rate, then the dollar amount of the actual payments will remain constant.

Variable payments will be based on the variable sub-accounts you select, and on the monies which you allocate among them.

For further details as to the determination of variable payments, see the Statement of Additional Information.

Settlement Option Forms

As owner, you may choose any of the settlement option forms described below. Subject to our approval, you may select any other settlement option forms offered by us in the future.

1. Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit. It is possible no payment will be made if the annuitant dies after the annuity date but before the first payment is due; only one payment will be made if the annuitant dies before the second payment is due, and so forth.

2. Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that no payments or very few payments will be made, if the annuitant and contingent annuitant die shortly after the annuity date.

     The written request for this form must:

a) name the contingent annuitant; and

b) state the percentage of payments to be made after the annuitant dies.

     Once payments start under this settlement option form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. We will require proof of age for the annuitant and for the contingent annuitant before payments start.

3. Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of:

a)   the annuitant's life; or

b)   the period certain.

     The period certain may be 60, 120, 180 or 240 months.

     If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment that is paid just before the annuitant dies. No death benefit will then be payable to the beneficiary.

     If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless you provide otherwise.

     The written request for this form must:

a)   state the length of the period certain; and

b)   name the beneficiary.

4. Joint and Survivor Annuity. Payments will be made starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue as long as the survivor lives. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that no payments or very few payments will be made under this arrangement if the annuitant and joint annuitant both die shortly after the annuity date.

     The written request for this form must:

a) name the joint annuitant; and

b) state the percentage of continued payments to be made upon the first death.

     Once payments start under this settlement option form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. We will need proof of age for the annuitant and joint annuitant before payments start.

5. Period Certain Only. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the period certain elected.

     The period certain may be 60, 120, 180 or 240 months.

     If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment that is paid just before the annuitant dies. No death benefit will then be payable to the beneficiary.

     If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless you provide otherwise.

     The written request for this form must:

a) state the length of the period certain; and

     b) name the beneficiary.

6. Other Forms of Payment. We can provide benefits under any other settlement option not described in this section as long as we agree to these options and they comply with any applicable state or federal law or regulation. Requests for any other settlement option must be made in writing to our Service Center at least 30 days before the annuity date.

After the annuity date:

a) you will not be allowed to make any changes in the settlement option and payment option;

b)   no additional purchase payments will be accepted under the contract;

c) no further withdrawals will be allowed for fixed payment options or for variable payment options under which payments are being made based on life contingencies; and

d) if you are receiving variable payouts under a Period Certain Only settlement option, you can surrender your contract for the surrender value which will be equal to the present value of the remaining future payments under the settlement option. In making this calculation, we will assume future payments are equal to the most recent payment and we will calculate their present value using the same interest rate to calculate the payments.

As the owner of a non-qualified contract, you may, at any time after the contract date, write to us at our Service Center to change the payee of benefits being provided under the contract. The effective date of change in payee will be the later of:

a) the date we receive the written request for such change; or

b) the date specified by you.

As the owner of a qualified contract, you may not change payees, except as permitted by the retirement plan, arrangement or federal law.

FEDERAL TAX MATTERS

Introduction

The following discussion is a general description of federal tax considerations for U.S. persons relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the contract. If you are concerned about these tax implications, you should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service, or IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws. If a prospective owner is not a U.S. person, see Contracts Purchased by Nonresident Aliens and Foreign Corporations below.

The contract may be purchased on a non-tax qualified basis, as a non-qualified contract, or purchased and used in connection with plans or arrangements qualifying for special tax treatment as a qualified contract. Qualified contracts are designed for use in connection with plans or arrangements entitled to special income tax treatment under Code Sections 403(b) and 408. The ultimate effect of federal income taxes on the amounts held under a contract, on settlement option payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on:

o the type of retirement plan or arrangement for which the contract is purchased;

o    the tax and employment status of the individual concerned; or

o    our tax status.

In addition, certain requirements must be satisfied when purchasing a qualified contract with proceeds from a tax qualified retirement plan or other arrangement. Certain requirements must also be met when receiving distributions from a qualified contract, in order to continue receiving favorable tax treatment. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their individual situations, the applicable requirements, and the tax treatment of the rights and benefits of the contract. The following discussion is based on the assumption that the contract qualifies as an annuity for federal income tax purposes and that all purchase payments made to qualified contracts are in compliance with all requirements under the Code and the specific retirement plan or arrangement.

Purchase Payments

At the time the initial purchase payment is paid, as prospective purchaser, you must specify whether you are purchasing a non-qualified contract or a qualified contract. If the initial purchase payment is derived from an exchange, transfer, conversion or surrender of another annuity contract, we may require that the prospective purchaser provide information regarding the federal income tax status of the previous annuity contract. We require that persons purchase separate contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate contract requires the minimum initial purchase payment previously described. Additional purchase payments under a contract must qualify for the same federal income tax treatment as the initial purchase payment under the contract. We will not accept an additional purchase payment under a contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value, for example, via withdrawals or settlement option payments. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

The owner of any contract who is not a natural person generally must include in income any increase in the excess of the account value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a competent tax adviser.

The following discussion generally applies to a contract owned by a natural person.

Withdrawals. For non-qualified contracts, partial withdrawals, including withdrawals under the systematic withdrawal option, are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the investment in the contract at that time. The investment in the contract generally equals the amount of non-deductible purchase payments made.

For withdrawals from qualified contracts, including withdrawals under the systematic withdrawal option or the automatic payout option, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the individual's total accrued benefit under the retirement plan or arrangement. The investment in the contract generally equals the amount of non-deductible purchase payments made by or on behalf of any individual. For certain qualified contracts, the investment in the contract can be zero. Special tax rules applicable to certain distributions from qualified contracts are discussed below, under Qualified Contracts.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

Settlement Option Payments. Although the tax consequences may vary depending on the settlement option elected under the contract, in general, a ratable portion of each payment that represents the amount by which the account value exceeds the investment in the contract will be taxed based on the ratio of the investment in the contract to the total benefit payable. After the investment in the contract is recovered, the full amount of any additional settlement option payments is taxable.

For variable payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the contract.

For fixed payments, in general there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the payments for the term selected. However, the remainder of each settlement option payment is taxable. Once the investment in the contract has been fully recovered, the full amount of any additional settlement option payments is taxable. If settlement option payments cease as a result of an annuitant's death before full recovery of the investment in the contract, consult a competent tax adviser regarding deductibility of the unrecovered amount.

Withholding. The Code requires us to withhold federal income tax from withdrawals. However, except for certain qualified contracts, an owner will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the distribution which is includible in income and subject to federal income tax. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.

The withholding rate varies according to the type of distribution and the owner's tax status. Eligible rollover distributions from Section 403(b) TSAs are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, for certain direct rollovers to other plans or arrangements.

The federal income tax withholding rate for a distribution that is not an eligible rollover distribution is 10% of the taxable amount of the distribution.

If distributions are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to us that you are not a U.S. citizen residing abroad or a tax avoidance expatriate as defined in Code
Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

Penalty Tax. A federal income tax penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty tax on distributions:

a)   made on or after the date on which the owner attains age 59 1/2;

b)   made as a result of death or disability of the owner; or

c) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the life(ves) or life expectancy(ies) of the owner and a designated beneficiary.

Other exceptions to the tax penalty may apply to certain distributions from a qualified contract.
Taxation of Death Benefit Proceeds. Amounts may be distributed from the contract because of the death of an owner. Generally such amounts are includible in the income of the recipient as follows:

a) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or

b) if distributed under a settlement option, they are taxed in the same manner as settlement option payments, as described above.

For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which are not excluded from gross income.

Transfers, Assignments, or Exchanges of the Contract. For non-qualified contracts, a transfer of ownership of a contract, the designation of an annuitant, payee, or other beneficiary who is not also the owner, or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Qualified contracts may not be assigned or transferred, except as permitted by the Code or ERISA.

Multiple Contracts. All deferred non-qualified contracts that are issued by Transamerica or its affiliates to the same owner during any calendar year are treated as one contract for purposes of determining the amount includible in gross income under Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules that may be necessary to enforce the income tax laws.

Qualified Contracts

In General. The qualified contracts are designed for use with several types of retirement plans and arrangements. The tax rules applicable to participants and beneficiaries in retirement plans or arrangements vary according to the type of plan and the terms and conditions of the plan. Special tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions before age 59 1/2, subject to certain exceptions; distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract (including any endorsements) issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the contracts. Owners are responsible for determining that contributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

For regular IRAs, the Code requires that distributions generally must begin no later than April 1 of the calendar year following the year in which the owner reaches age 70 1/2.

For TSAs, the Code requires that distributions generally must begin no later than April 1 of the calendar year following the year in which the owner or plan participant:

a) reaches age 70 1/2; or

b) retires and distribution is made in a specified manner.

Individual Retirement Annuities (IRA). The sale of a contract for use with any IRA may be subject to special disclosure requirements of the IRS, which is included in the prospectus as APPENDIX E - DISCLOSURE STATEMENT for Individual Retirement Annuities. If you purchase a contract for use with an IRA you will be provided with another copy of the Disclosure Statement for Individual Retirement Annuities.

You will have the right to cancel your purchase within 7 days of whichever is earliest:
a)   the establishment of your IRA; or

b) your purchase.

If you intend to make such a purchase, you should seek competent advice as to the suitability of the contract you are considering purchasing for use with an IRA.

The contract is designed for use with traditional IRA rollovers and contributory IRAs. A contributory IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account, or IRA. Also, distributions from certain other types of qualified plans may be rolled over on a tax-deferred basis into an IRA. Effective in 2002, you can roll over, tax free, a distribution from an IRA into a qualified plan that accepts such rollovers. The part of the IRA distribution that can be rolled over is the part that would otherwise be taxable (includible in your income).

Earnings in an IRA are not taxed until distributed. IRA contributions are limited in 2002 to the lesser of:

a) $3,000; or

b)       $3,500 if the owner is age 50 or older; or

c) 100% of the owner's compensation, including earned income as defined in Code
Section 401(c)(2).

These contributions may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual is considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans or governmental 457(b) plans that are rolled over on a tax-deferred basis into an IRA. Amounts in the IRA, other than nondeductible contributions, are taxed when distributed from the IRA. Distributions before age 59 1/2, unless certain exceptions apply, are subject to a 10% penalty tax.

Please Note: The information contained in this prospectus does not address state, local and/or foreign tax law matters. It is important that you understand that there are states that have not conformed their laws to recent federal tax law changes. Consequently, if you reside in one of those states, you should consult your tax adviser as to any state tax consequences applicable to your situation.

Tax Sheltered Annuities. Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross incomes of the employees, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

a) elective contributions made in years beginning after December 31, 1988;

b) earnings on those contributions; and

c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified contract from a Section 403(b)(7) custodial account will be subject to the restrictions.

Failure to repay a TSA loan will generally result in both ordinary income taxation of the entire loan balance and the early distribution penalty tax of 10% if the participant has not reached age 59 1/2.

Effective for distribution after 2001, you can roll over, tax free, amounts that would otherwise be taxable from an eligible retirement plan to a TSA. Additionally, funds in a TSA can be rolled over, tax free, to an eligible retirement plan. Fore these purposes, an eligible retirement plan includes other TSAs, IRAs, qualified pension plans and governmental 457(b) plans.

If you rollover funds from a TSA to another eligible retirement plan (other than another TSA) and then take distribution from that plan, you will not be eligible to receive the capital gain treatment or the special averaging treatment for the portion of the rollover attributable to the distribution from the TSA plan. Moreover, if such rollover was made from a TSA to a governmental 457(b) plan, a subsequent distribution from the 457 plan would be subject to the 10% penalty tax to the extent the distribution is attributable to the rollover.

Restrictions under Qualified Contracts. There may be other restrictions that apply to the election, commencement, or distribution of benefits under qualified contracts, or under the terms of the plans under which contracts are issued. A qualified contract will be amended as necessary to conform to the requirements of the Code.

Contracts Purchased by
Nonresident Aliens and Foreign
Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Transamerica

We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a regulated investment company under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contracts. Under existing federal income tax law, we believe that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts.

Accordingly, we do not anticipate that it will incur any federal income tax liability attributable to the variable account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in our being taxed on income or gains arising from the variable account, then we may impose a charge against the variable account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contract

Diversification Requirements. Code Section 817(h) requires that for non-qualified contracts, the investments of the portfolios be adequately diversified in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under federal tax law. The variable account, through the portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the portfolios' assets may be invested.

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor, as the owner, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Code Section 72(s) requires any non-qualified contract to provide that:

a) if any owner dies on or after the annuity date but before the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

b) if any owner dies before the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. This requirement will be considered satisfied as to any portion of the owner's interest, which is payable to or for the benefit of a designated beneficiary, provided it is distributed over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death.

The owner's designated beneficiary refers to a natural person designated by the owner as a beneficiary. Upon the owner's death, ownership of the contract passes to the designated beneficiary and the mandatory distribution rules above still apply. However, if the owner's designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner, postponing application of such payout requirements.

The non-qualified contracts contain provisions which are intended to comply with the requirements of Code Section 72(s), although no regulations interpreting these requirements have yet been issued. All provisions in the contract will be interpreted to maintain this tax qualification. We may make changes in order to maintain this qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the contract.

Possible Changes in Taxation

Legislation has been proposed in the past that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the investment in the contract under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the contracts could be changed by legislation or other means. Moreover, it is also possible that any change could be retroactive, that is, effective before the date of the change. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

Other Tax Consequences

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE DATA

From time to time, we may advertise yields and average annual total returns for the variable sub-accounts. In addition, we may advertise the effective yield of the money market variable sub-account. These figures will be based on historical information and are not intended to indicate future performance.

The yield of the money market variable sub-account refers to the annualized income generated by an investment in that variable sub-account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that variable sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These money market yields will not reflect deductions of fees for optional riders, unless otherwise noted.

The yield of a variable sub-account, other than the money market variable sub-account, refers to the annualized income generated by an investment in the variable sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment. These money market yields will not reflect deductions of fees for optional riders, unless otherwise noted.

The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may be applicable to a particular contract. To the extent that the contingent deferred sales load or premium taxes are applicable to a particular contract, the yield of that contract will be reduced. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.

The average annual total return of a variable sub-account refers to return quotations assuming an investment has been held in the variable sub-account for various periods of time including, but not limited to, a period measured from the date the variable sub-account began operations. When a variable sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment, including the deduction of any applicable contingent deferred sales load but excluding deduction of any premium taxes, as of the last day of each of the periods for which total return quotations are provided. These total returns will not reflect deductions of fees for optional riders, unless otherwise noted.

Performance information for any variable sub-account reflects only the performance of a hypothetical contract under which account value is allocated to a variable sub-account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the portfolios in which the variable sub-account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

Reports and promotional literature may also contain other information including:

a) the ranking of any variable sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria; and

b) the effect of tax deferred compounding on variable sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a contract, or returns in general, on a tax-deferred basis, assuming one or more tax rates, with the return on a currently taxable basis. Other ranking services and indices may be used.

In our advertisements and sales literature, we may discuss, and may illustrate by graphs, charts, or through other means of written communication:

o        the implications of longer life expectancy for retirement planning;

o        the tax and other consequences of long-term investment in the contract;

o        the effects of the contract's lifetime payout options; and

o the operation of certain special investment features of the contract -- such as the dollar cost averaging option.

We may explain and depict in charts, or other graphics, the effects of certain investment strategies, such as allocating purchase payments between the fixed account and a variable sub-account. We may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.

We may from time to time also disclose average annual total return in non-standard formats and cumulative non-annualized total return for the variable sub-accounts. The non-standard average annual total return and cumulative total return will assume that no contingent deferred sales load is applicable. Transamerica may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all variable sub-accounts.

All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

We may also advertise performance figures for the variable sub-accounts based on the performance of a portfolio before the time the variable account began operations.

LEGAL PROCEEDINGS

There is no pending material legal proceeding affecting the variable account or the principal underwriter of the contracts. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's capital and surplus or to the variable account.

LEGAL MATTERS

The organization of Transamerica, its authority to issue the contract and the validity of the form of the contract have been passed upon by James W. Dederer, General Counsel and Secretary of Transamerica.

ACCOUNTANTS AND FINANCIAL
STATEMENTS


The statutory-basis financial statements and schedules of Transamerica for each of the three years in the period ended December 31, 2002, and the financial statements of the sub-accounts of Separate Account VA-8 at December 31, 2002 and for the period then ended, appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing in the Statement of Additional Information and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


VOTING RIGHTS

To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective portfolio. The shares will be voted in accordance with instructions received from persons having voting interests in the corresponding variable sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each variable sub-account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular variable sub-account to the total number of votes attributable to that variable sub-account. The owner holds a voting interest in each variable sub-account to which the account value is allocated. After the annuity date, the number of votes decreases as settlement option payments are made and as the reserves for the contract decrease.

The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the portfolios. Voting instructions will be solicited by written communication before such meeting in accordance with procedures established by the respective portfolios.

Shares for which no timely instructions are received and shares held by Transamerica for which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all contracts participating in the variable sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis. Each person or entity having a voting interest in a variable sub-account will receive proxy material, reports and other material relating to the appropriate portfolio.

It should be noted that generally the portfolios are not required, and do not intend, to hold annual or other regular meetings of shareholders.

AVAILABLE INFORMATION

Transamerica has filed a registration statement with the Securities and Exchange Commission under the 1933 Act relating to the contract offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto.

Reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the contract. Statements contained in this prospectus, as to the content of the contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C


STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the Table of Contents for that Statement:

TABLE OF CONTENTS                                                                             Page
THE CONTRACT ....................................................................................  3
NET INVESTMENT FACTOR ...........................................................................  3
VARIABLE PAYMENT OPTIONS.........................................................................  3
         Variable Annuity Units and Payments.....................................................  3
         Variable Annuity Unit Value.............................................................  3
         Transfers After the Annuity Date........................................................  4
GENERAL PROVISIONS...............................................................................  4
         Non-Participating.......................................................................  4
         Misstatement of Age or Sex..............................................................  4
         Proof of Existence and Age..............................................................  4
         Annuity Data............................................................................  4
         Assignment..............................................................................  4
         Annual Report...........................................................................  5
         Incontestability........................................................................  5
         Entire Contract.........................................................................  5
         Changes in the Contract.................................................................  5
         Protection of Benefits..................................................................  5
         Delay of Payments.......................................................................  5
         Notices and Directions..................................................................  6
CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................  6
     Money Market Sub-Account Yield Calculation..................................................  6
     Other Sub-Account Yield Calculations........................................................  6
     Standard Total Return Calculations..........................................................  7
     Adjusted Historical Portfolio Performance Data..............................................  7
     Other Performance Data......................................................................  8
HISTORICAL PERFORMANCE DATA......................................................................  8
     General Limitations.........................................................................  8
     Historical Performance Data.................................................................  8
DISTRIBUTION OF THE CONTRACT..................................................................... 15
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS........................................................... 16
STATE REGULATION................................................................................. 16
RECORDS AND REPORTS.............................................................................. 16
FINANCIAL STATEMENTS............................................................................. 16
APPENDIX......................................................................................... 17

APPENDIX A

THE FIXED ACCOUNT
(Not available in all states)

This prospectus is generally intended to serve as a disclosure document only for the contract and the variable account. For complete details regarding the fixed account, see the contract itself.

The account value allocated to the fixed account becomes part of our general account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act.

Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the fixed account.

The fixed account is part of our general account. The general account consists of all our general assets, other than those in the variable account, or in any other separate account. We have sole discretion to invest the assets of its general account subject to applicable law.

The allocation or transfer of funds to the fixed account does not entitle the owner to share in the investment performance of our general account.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the fixed account under the contracts. However, we reserve the right to change the minimum rate according to state insurance law. We may credit interest at a rate in excess of 3% per year.

There is no specific formula for the determination of excess interest credits. Some of the factors that we may consider in determining whether to credit excess interest to amounts allocated to the fixed account and the amount in that account are:

o        general economic trends;

o        rates of return currently available;

o        returns anticipated on the company's investments;

o        regulatory and tax requirements; and

o        competitive factors.

Any interest credited to amounts allocated to the fixed account in excess of 3% per year will be determined at our sole discretion. The owner assumes the risk that interest credited to the fixed account allocations may not exceed the minimum guarantee of 3% for any given year.

Rates of interest credited to the fixed account will be guaranteed for at least twelve months and will vary according to the timing and class of the allocation, transfer or renewal. At any time after the end of the twelve month period for a particular allocation, we may change the annual rate of interest for that class. This new annual rate of interest will remain in effect for at least twelve months. New purchase payments made to the contract which are allocated to the fixed account may receive different rates of interest.

These rates of interest may differ from those interest rates credited to amounts transferred from the variable sub-accounts and from those credited to amounts remaining in the fixed account and receiving renewal rates. These rates of interest may also differ from rates for allocations applied under certain options and services we may be offering.

Transfers

Each contract year, you may transfer a portion of the value of the fixed account to variable sub-accounts. The maximum percentage that may be transferred will be declared annually by us. Unless we declare otherwise, you may transfer up to 100% of your fixed account value to the variable sub-accounts. This percentage will be determined by us at our sole discretion, but will not be less than 10% of the value of the fixed account or $250.

If we permit dollar cost averaging and/or the interest sweep option from the fixed account to the variable sub-accounts, the above restrictions are not applicable.

Generally, transfers may not be made from any variable sub-account to the fixed account for the six-month period following any transfer from the fixed account to one or more of the variable sub-accounts. Additionally, transfers may not be made from the fixed account to:

a) the AEGON/Transamerica Transamerica Money Market Sub-Account; or

b) any variable sub-account identified by Transamerica and investing in a portfolio of fixed income investments.

We reserve the right to modify the limitations on transfers to and from the fixed account and to defer transfers from the fixed account for up to six months from the date of request.

Special Dollar Cost Averaging Option

(May not be available in all states. See contract for availability of the fixed account.)

Before the annuity date, you may make a one-time election to allocate the entire purchase payment to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specify.

Amounts from the sub-accounts and/or fixed account may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your allocation instructions. Once the transfers are completed, this Special Dollar Cost Averaging option will end and cannot be reelected.

Interest Sweep Option

Before the annuity date, you may request that interest earned and accumulated on amounts allocated to the fixed account be automatically periodically transferred to any of the variable sub-accounts. Accumulated earnings in the Special Dollar Cost Averaging account cannot be used for this option. You may elect to have the accumulated earnings transferred from the fixed account to your selected variable sub-accounts on a monthly, quarterly, semi-annual or annual basis. You can do this by submitting a request to our Service Center in a form and manner acceptable to us. The interest sweep option is not available to a sub-account(s) from which systematic withdrawals or automatic payouts are being made.

The transfers will begin when you request, but no sooner than one week following receipt of such request. For new variable annuity contracts, interest sweep transfers will not begin until the later of:

a) 30 days after the contract effective date; or

b) the estimated end of the free look period which allows 10 days for delivery.

You may elect to establish, change or terminate the interest sweep option by submitting a written request to our Service Center in a form and manner acceptable to us. We reserve the right to discontinue the interest sweep option at any time for any reason.

Eligibility Requirements for Interest Sweep Option

In order to be eligible for the interest sweep option, the value of the fixed account must be at least $10,000. This limit may be changed for new elections of this option. The minimum transfer amount is $50. If the amount of accumulated earnings in the fixed account is less than $50 at the time of scheduled transfer, the transfer will not occur and the accumulated earnings will be added to the next scheduled transfer. Interest sweep transfers will resume on the next scheduled transfer date after the accumulated earnings in the fixed account equals at least $50. If there is an insufficient amount in the fixed account, we will automatically terminate the transfers.

Interest sweep option transfers cannot be made at the same time dollar cost averaging or automatic asset rebalancing is in effect.

APPENDIX B

Example of Variable Accumulation Unit Value Calculations

Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go "ex-dividend" during the current valuation period. $20.15 divided by $20.10 is 1.002488.

Subtracting the one day risk factor for mortality and expense risk charge and the administrative expense charge of .004795% (the daily equivalent of the current charge of 1.75% on an annual basis) gives a net investment factor of 1.00244.

If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be 15.53782 (15.5 x 1.00244).

Example of Variable Annuity Unit Value Calculations

Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been 13.500000.

If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.53149, (13.5 x
1.002444 (the net investment factor) x 0.999893).

 0.999893 is the factor, for a one day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the contract.

Example of Variable Annuity Payment Calculations

Suppose that the account is currently credited with 3,200.000000 variable accumulation units of a particular variable sub-account.

Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular variable sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and
13.500000 respectively, and that the variable annuity rate for the age and elected is $5.73 per $1,000.

Then the first variable annuity payment would be:

3,200 x 15.5 x 5.73 divided by 1,000 = $284.21,

and the number of variable annuity units credited for future payments would be:

284.21 divided by 13.5 = 21.052444.

For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be

$285.59 (21.052444 x 13.565712).

APPENDIX C


Condensed Financial Information

The following condensed financial information is derived in part from financial statements of the variable account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information.




The following table sets forth certain information regarding the sub-accounts for the period from the August 28, 2000 inception of the variable account, through December 31, 2002. The variable account received its first deposits on October 26, 2000. The variable accumulation unit values and the number of variable accumulation units outstanding for each sub-account for the periods shown are as follows:




                         Period Ending December 31, 2002

                                                                                                       AEGON/Transamerica
                      AEGON/Transamerica  AEGON/Transamerica  AEGON/Transamerica   AEGON/Transamerica
                       Capital Guardian    Capital Guardian    Federated Growth       Transamerica        Transamerica
                            Global              Value              & Income              Equity           Money Market

                      ------------------- ------------------- -------------------- ------------------- -------------------

                           $10.19              $10.15               $9.96               $6.66               $10.33
Accumulation Unit
  Value at Beginning
  of Period (Base
  AUV)

Accumulation Unit
  Value at Beginning        $10.18              $10.15               $9.95               $6.63               $10.33
  of Period (GMIB
  AUV)

Accumulation Unit
  Value at End of           $8.13               $7.86                $9.31               $5.09               $10.28
  Period (Base AUV)

Accumulation Unit
  Value at End of           $8.11               $7.85                $9.29               $5.05               $10.28
  Period (GMIB
  AUV)

Number of
  Accumulation Units
  Outstanding at End      $4,843.85           $6,544.61            $1,624.69          $390,658.34          $67,576.78
  of Period (Base
  Units)

Number of
  Accumulation Units
  Outstanding at End      $3,123.07           $5,694.11            $9,423.26          $843,569.13         $115,204.94
  of Period (GMIB
  Units)


                      AEGON/Transamerica                                                                 Dreyfus
                         Van Kampen        Alger American       Alliance VP        Alliance VP         Investment
                       Emerging Growth    Income & Growth       Growth and           Premier          Portfolios -
                                                              Income-Class B      Growth-Class B      MidCap Stock
                                                                                                       Portfolio -
                                                                                                     Initial Shares

                      ------------------ ------------------- ------------------ ------------------- ------------------

                            $8.38              $7.53              $ 9.87              $6.29               $9.67
Accumulation Unit
  Value at Beginning
  of Period (Base
  AUV)

Accumulation Unit
  Value at Beginning        $8.36              $7.50               $9.82              $6.26               $9.65
  of Period (GMIB
  AUV)

Accumulation Unit
  Value at End of           $5.51              $5.10               $7.54              $4.28               $8.32
  Period (Base AUV)

Accumulation Unit
  Value at End of           $5.48              $5.06               $7.48              $4.24               $8.27
  Period (GMIB
  AUV)

Number of
  Accumulation Units
  Outstanding at End      $4,540.21         $160,470.34         $67,914.41          $71,417.48         $18,364.71
  of Period (Base
  Units)

Number of
  Accumulation Units
  Outstanding at End     $10,025.08         $162,551.35         $126,969.76        $276,416.57         $29,044.11
  of Period (GMIB
  Units)

                                   The Dreyfus
                          Socially          Dreyfus VIF         Dreyfus VIF        Fidelity VIP       Fidelity VIP
                         Responsible        Appreciation         Small Cap         Contrafund(R)     Equity- Income
                        Growth Fund,        Portfolio -         Portfolio -        Portfolio -      Portfolio-Service
                        Inc. Initial       Initial Shares     Initial Shares1    Service Class 2         Class 2
                                     Shares

                      ------------------ ------------------- ------------------ ------------------- ------------------

                            $8.61              $8.29               $8.62              $10.10             $10.29
Accumulation Unit
  Value at Beginning
  of Period (Base
  AUV)

Accumulation Unit
  Value at Beginning        $8.59              $8.25               $8.58              $10.10             $10.29
  of Period (GMIB
  AUV)

Accumulation Unit
  Value at End of           $6.01              $6.79               $6.85              $8.68               $8.24
  Period (Base AUV)

Accumulation Unit
  Value at End of           $5.98              $6.73               $6.80              $8.66               $8.22
  Period (GMIB
  AUV)

Number of
  Accumulation Units
  Outstanding at End      $3,976.10          $26,623.57         $147,500.12          $199.46             $138.29
  of Period (Base
  Units)

Number of
  Accumulation Units
  Outstanding at End     $18,748.15          $48,589.53         $414,152.43         $7,697.07               -
  of Period (GMIB
  Units)

                        Fidelity VIP                          Franklin Small       Janus Aspen         Janus Aspen
                          Index 500        Franklin Small        Cap Value      Series Balanced -        Series
                      Portfolio-Service   Cap Fund - Class      Securities        Service Shares    Worldwide Growth
                           Class 2               2             Fund-Class 2                         - Service Shares

                      ------------------


Accumulation Unit
  Value at Beginning
  of Period (Base          $10.20              $9.47               $9.98              $8.85               $8.85
  AUV)

Accumulation Unit
  Value at Beginning
  of Period (GMIB          $10.20              $9.45               $9.97              $8.81               $8.81
  AUV)

Accumulation Unit
  Value at End of           8.15               $6.63               7.91               $8.12               4.51
  Period (Base AUV)

Accumulation Unit
  Value at End of
  Period (GMIB              8.13               $6.60               7.90               $8.05               4.47
  AUV)

Number of
  Accumulation Units
  Outstanding at End        88.55            $3,054.75            352.42           $229,277.86         209,297.70
  of Period (Base
  Units)

Number of
  Accumulation Units
  Outstanding at End      5,951.24           $7,022.27            147.28           $382,442.99         331,103.37
  of Period (GMIB
  Units)



                            MFS(R)              MFS(R)                           Miller Anderson     Miller Anderson
                       Emerging Growth    Investors Trust          MFS(R)         UIF Core Plus            UIF
                           Series              Series         Research Series      Fixed Income        High Yield

                      ------------------ ------------------- ------------------ ------------------- ------------------

                            $5.12              $7.84               $6.45              $11.23              $8.54
Accumulation Unit
  Value at Beginning
  of Period (Base
  AUV)

Accumulation Unit
  Value at Beginning        $5.09              $7.80               $6.42              $11.18              $8.50
  of Period (GMIB
  AUV)

Accumulation Unit
  Value at End of           $3.33              $6.09               $4.78              $11.85              $7.78
  Period (Base AUV)

Accumulation Unit
  Value at End of           $3.30              $6.04               $4.74              $11.75              $7.72
  Period (GMIB
  AUV)

Number of
  Accumulation Units
  Outstanding at End     $156,677.37         $62,493.75         $61,773.29          $33,065.46          $5,880.23
  of Period (Base
  Units)

Number of
  Accumulation Units
  Outstanding at End     $64,798.78          $83,652.62          $4,153.75          $18,266.94         $10,322.89
  of Period (GMIB
  Units)

                      OCC Accumulation    OCC Accumulation       PIMCO VIT        Van Kampen UIF     Van Kampen UIF
                        Trust Managed     Trust Small Cap3      StocksPlus       Emerging Markets     Int'l Magnum
                                                              Growth & Income         Equity
                                                                   - Admin Class

                      ------------------ ------------------- ------------------ ------------------- ------------------

                           $10.23              $12.51              $7.58              $6.26               $7.27
Accumulation Unit
  Value at Beginning
  of Period (Base
  AUV)

Accumulation Unit
  Value at Beginning       $10.18              $12.45              $7.55              $6.23               $7.24
  of Period (GMIB
  AUV)

Accumulation Unit
  Value at End of           $8.35              $9.63               $5.95              $5.60               $5.94
  Period (Base AUV)

Accumulation Unit
  Value at End of           $8.28              $9.55               $5.90              $5.56               $5.90
  Period (GMIB
  AUV)

Number of
  Accumulation Units
  Outstanding at End     $23,982.10          $40,579.22         $16,767.57          $28,666.01         $29,407.70
  of Period (Base
  Units)

Number of
  Accumulation Units
  Outstanding at End     $100,654.54         $49,634.73         $23,659.61          $3,106.01           $4,039.94
  of Period (GMIB
  Units)



                                                    Period Ending December 31, 2001

                      AEGON/Transamerica                                                                  Dreyfus
                          Van Kampen        Alger American       Alliance VP        Alliance VP         Investment
                       Emerging Growth     Income & Growth    Growth and Income    Premier Growth      Portfolios -
                         Sub-Account         Sub-Account         Sub-Account        Sub-Account      MidCap Portfolio
                                                                                                     - Initial Shares
                                                                                                        Sub-Account
                      ------------------- ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning        $10.00              $8.95              $10.01              $7.75              $10.00
  of Period (Base
  AUV)

Accumulation Unit
  Value at Beginning        $10.00              $8.94              $10.02              $7.74              $10.00
  of Period (GMIB
  AUV)

Accumulation Unit           $8.38               $7.53               $9.87              $6.29               $9.67
  Value at End of
  Period (Base AUV)

Accumulation Unit
  Value at End of           $8.36               $7.50               $9.82              $6.26               $9.65
  Period (GMIB
  AUV)

Number of
  Accumulation Units        187.27            119,401.62          23,758.06          82,242.69           2,189.39
  Outstanding at End
  of Period (Base
  Units)

Number of
  Accumulation Units        725.52            73,800.38           30,782.23          171,255.38          6,455.19
  Outstanding at End
  of Period (GMIB
  Units)


                         The Dreyfus        Dreyfus VIF         Dreyfus VIF
                          Socially          Appreciation         Small Cap        Franklin Small
                         Responsible        Portfolio -         Portfolio -      Cap Fund - Class
                        Growth Fund,       Initial Shares     Initial Shares      2 Sub-Account
                        Inc. Initial        Sub-Account         Sub-Account
                                     Shares
                                   Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $10.00              $9.30               $9.35              $10.00
  of Period (Base
  AUV)

Accumulation Unit
  Value at Beginning       $10.00              $9.29               $9.34              $10.00
  of Period (GMIB
  AUV)

Accumulation Unit           $8.61              $8.29               $8.62              $9.47
  Value at End of
  Period (Base AUV)

Accumulation Unit
  Value at End of           $8.59              $8.25               $8.58              $9.45
  Period (GMIB
  AUV)

Number of
  Accumulation Units       188.06            26,732.08          110,613.25            149.63
  Outstanding at End
  Of Period (Base
  Units)

Number of
  Accumulation Units      1,304.96           29,288.81          221,025.59           1,071.50
  Outstanding at End
  Of Period (GMIB
  Units)

                         Janus Aspen     Janus Aspen Series
                       Series Balanced    Worldwide Growth         MFS(R)              MFS(R)             MFS(R)
                      - Service Shares    - Service Shares    Emerging Growth    Investors Trust     Research Series
                         Sub-Account        Sub-Account           Series        Series Sub-Account     Sub-Account
                                                                     Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------
Accumulation Unit
  Value at Beginning
  Of Period (Base           $9.47              $8.12               $7.83              $9.49               $8.34
  AUV)

Accumulation Unit
  Value at Beginning        $9.46              $8.11               $7.82              $9.48               $8.33
  Of Period (GMIB
  AUV)

Accumulation Unit           $8.85              $6.18               $5.12              $7.84               $6.45
  Value at End of
  Period (Base AUV)

Accumulation Unit
  Value at End of           $8.81              $6.15               $5.09              $7.80               $6.42
  Period (GMIB
  AUV)

Number of
  Accumulation Units     148,773.59          153,788.77         114,771.57          30,218.63           53,510.37
  Outstanding at End
  Of Period (Base
  Units)

Number of
  Accumulation Units     208,477.52          201,448.31          33,566.99          32,281.32           1,472.89
  Outstanding at End
  Of Period (GMIB
  Units)
                           MS UIF              MS UIF             MS UIF              MS UIF        OCC Accumulation
                      Emerging Markets      Fixed Income        High Yield         Int'l Magnum       Trust Managed
                           Equity           Sub-Account         Sub-Account        Sub-Account         Sub-Account
                                   Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning        $6.81              $10.46              $9.10              $9.17              $10.95
  Of Period (Base
  AUV)

Accumulation Unit
  Value at Beginning        $6.80              $10.44              $9.09              $9.16              $10.93
  Of Period (GMIB
  AUV)

Accumulation Unit           $6.26              $11.23              $8.54              $7.27              $10.23
  Value at End of
  Period (Base AUV)

Accumulation Unit
  Value at End of           $6.63              $11.18              $8.50              $7.24              $10.18
  Period (GMIB
  AUV)

Number of
  Accumulation Units      20,207.81          17,808.23            927.35            16,456.75           10,074.05
  Outstanding at End
  Of Period (Base
  Units)

Number of
  Accumulation Units       975.58             3,770.56           2,353.92            2,107.10           32,924.26
  Outstanding at End
  Of Period (GMIB
  Units)

                                             PIMCO VIT
                      OCC Accumulation   StocksPlus Growth     Transamerica      Transamerica VIF
                       Trust Small Cap    & Income - Admin      VIF Growth         Money Market
                         Sub-Account     Class Sub-Account      Sub-Account        Sub-Account
                      ------------------ ------------------- ------------------ -------------------

Accumulation Unit
  Value at Beginning       $11.75              $8.72               $8.23              $10.15
  Of Period (Base
  AUV)

Accumulation Unit
  Value at Beginning       $11.74              $8.71               $8.22              $10.15
  Of Period (GMIB
  AUV)

Accumulation Unit          $12.51              $7.58               $6.66              $10.33
  Value at End of
  Period (Base AUV)

Accumulation Unit
  Value at End of          $12.45              $7.55               $6.63              $10.33
  Period (GMIB
  AUV)

Number of
  Accumulation Units      17,924.00           8,483.50          268,254.19          62,803.54
  Outstanding at End
  of Period (Base
  Units) Number of
  Accumulation Units
  Outstanding at End      7,420.68            4,429.56          378,368.69          55,026.39
  of Period (GMIB
  Units)

                                                    Period Ending December 31, 2000

                                                                                   Dreyfus VIF         Dreyfus VIF
                       Alger American       Alliance VP         Alliance VP        Appreciation         Small Cap
                       Income & Growth   Growth and Income    Premier Growth       Portfolio -         Portfolio -
                         Sub-Account        Sub-Account         Sub-Account       Initial Shares     Initial Shares
                                                                                   Sub-Account         Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------
Accumulation Unit
  Value at Beginning       $10.00              $10.00             $10.00              $10.00             $10.00
  of Period
Accumulation Unit
  Value at End of           $8.95              $10.02              $7.75              $9.30               $9.35
  Period
Number of
  Accumulation Units      4,996.171            22.065           32,014.356            93.383           21,500.874
  Outstanding at End
  of Period

                         Janus Aspen     Janus Aspen Series
                       Series Balanced    Worldwide Growth         MFS(R)              MFS(R)             MFS(R)
                      - Service Shares    - Service Shares    Emerging Growth      Growth with       Research Series
                         Sub-Account        Sub-Account           Series          Income Series        Sub-Account
                                                                Sub-Account        Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------
Accumulation Unit
  Value at Beginning       $10.00              $10.00             $10.00              $10.00             $10.00
  of Period
Accumulation Unit
  Value at End of           $9.47              $8.12               $7.83              $9.49               $8.34
  Period
Number of
  Accumulation Units      7,766.531          30,622,539          9,079.594           198.309            1,130.258
  Outstanding at End
  of Period

                           MS UIF              MS UIF             MS UIF              MS UIF        OCC Accumulation
                      Emerging Markets      Fixed Income        High Yield         Int'l Magnum       Trust Managed
                           Equity           Sub-Account         Sub-Account        Sub-Account         Sub-Account
                                   Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------
Accumulation Unit
  Value at Beginning       $10.00              $10.00             $10.00              $10.00             $10.00
  of Period
Accumulation Unit
  Value at End of           $6.81              $10.46              $9.10              $9.17              $10.95
  Period
Number of
  Accumulation Units       200.905               0                   0                  0                   0
  Outstanding at End
  of Period

                                             PIMCO VIT
                      OCC Accumulation   StocksPlus Growth     Transamerica      Transamerica VIF
                       Trust Small Cap    & Income - Admin      VIF Growth         Money Market
                         Sub-Account     Class Sub-Account      Sub-Account        Sub-Account
                      ------------------ ------------------- ------------------ -------------------
Accumulation Unit
  Value at Beginning       $10.00              $10.00             $10.00              $1.00
  of Period
Accumulation Unit
  Value at End of          $11.75              $8.72               $8.23              $10.15
  Period
Number of
  Accumulation Units          0               303.980           31,112.510         126,777.006
  Outstanding at End
  of Period


1. As of 05/01/03 the portfolio name has changed to Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initials Class.
2. As of 05/01/03 the portfolio name has changed to PIMCO Advisors VIT OpCap Managed Portfolio. 3. As of 05/01/03 the portfolio name has changed to PIMCO Advisors VIT OpCap Small Cap Portfolio.

APPENDIX D

Definitions

Account Value: The sum of the variable accumulated value and the fixed account accumulated value.

Annuity Date: The date on which the annuitization phase of the contract begins.

Cash Surrender Value: The amount we will pay to the owner if the contract is surrendered on or before the annuity date. The cash surrender value is equal to: the account value; less any account fee, contingent deferred sales load, and applicable premium tax charges.

Code: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.


Contingent Deferred Sales Load: A charge equal to a percentage of purchase payments withdrawn from the contract that are less than seven years old. See Contingent Deferred Sales Load/Surrender Charge on page 31 for the specific percentages.


Contract Anniversary: The anniversary of the contract effective date each year.

Contract Effective Date: The effective date of the contract as shown in the contract.

Contract Year: A 12-month period starting on the contract effective date and ending with the day before the contract anniversary, and each 12-month period thereafter.

Fixed Account: An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

Fixed Account Accumulated Value: The total dollar value of all amounts the owner allocates or transfers to any fixed account; plus interest credited; less any amounts withdrawn, applicable fees or premium tax charges, and/or transfers out to the variable account before the annuity date.

General Account: The assets of Transamerica that are not allocated to a separate account.

Guaranteed Interest Rate: The annual effective rate of interest after daily compounding credited to a fixed account option.

Investment Options: The fixed account and the variable sub-account to which you may allocate all or portions of your purchase payments.

Net Account Value: The account value, less any outstanding loans, plus interest on such loans, and less any applicable contingent deferred sales load.

Plan: The employee pension benefit plan as defined under Section 3(2)(A) of the Employee Retirement Income Security Act of 1974, or ERISA, as amended.

Portfolio: The investment portfolio underlying each variable sub-account in which we will invest any amounts the owner allocates to that variable sub-account.


Service Center: Transamerica Annuity Service Center at 2000 Wade Hampton Blvd., Greenville, SC 29615-1064, telephone 800-317-2688.


Status, Qualified and Non-Qualified: The contract has a qualified status if it is issued in connection with a retirement plan or program. Otherwise, the status is non-qualified.

Surrender Charge: See Contingent Deferred Sales Load.

Valuation Day: Any day the New York Stock Exchange is open. To determine the value of an asset on a day that is not a valuation day, we will use the value of that asset as of the end of the next valuation day.

Valuation Period: The time interval between the closing, which is generally 4:00 p.m. Eastern Time of the New York Stock Exchange on consecutive valuation days.

Variable Account: Separate Account VA-8, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 58-7-95 of the North Carolina Insurance Code.


Variable Accumulation Unit: A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.

Variable Accumulated Value: The total dollar value of all variable accumulation units under the contract before the annuity date.

Variable Sub-Account(s): One or more divisions of the variable account which invests solely in shares of one of the underlying portfolios.

APPENDIX E

Transamerica Life Insurance and Annuity Company

DISCLOSURE STATEMENT
for Individual Retirement Annuities

The following information is being provided to you, the owner, in accordance with the requirements of the Internal Revenue Service (IRS). This Disclosure Statement contains information about opening and maintaining an Individual Retirement Account or Annuity (IRA), and summarizes some of the financial and tax consequences of establishing an IRA.

Part I of this Disclosure Statement discusses Traditional IRAs, while Part II addresses Roth IRAs. Because the tax consequences of the two categories of IRAs differ significantly, it is important that you review the correct part of this Disclosure Statement to learn about your particular IRA. This Disclosure Statement does not discuss Education IRAs or SIMPLE-IRAs, except as necessary in the context of discussing other types of IRAs.

Your Transamerica Life Insurance and Annuity Company's Individual Retirement Annuity, also referred to as a Transamerica Life IRA Contract, has been approved as to form by the IRS. In addition, we are using an IRA and a Roth IRA Endorsement based on the IRS-approved text. Please note that IRS approval applies only to the form of the contract and does not represent a determination of the merits of such IRA contract.

It may be necessary for us to amend your Transamerica Life IRA or Roth IRA Contract in order for us to obtain or maintain IRS approval of its tax qualification. In addition, laws and regulations adopted in the future may require changes to your contract in order to preserve its status as an IRA. We will send you a copy of any such amendment.

No contribution to a Transamerica Life IRA will be accepted under a SIMPLE IRA plan established by any employer pursuant to Internal Revenue Code Section 408(p). No transfer or rollover of funds attributable to contributions made by an employer to your SIMPLE IRA under the employer's SIMPLE IRA plan may be transferred or rolled over to your Transamerica Life IRA before the expiration of the two year period beginning on the date you first participated in that employer's SIMPLE IRA plan. In addition, depending on the annuity contract you purchased, contributory IRAs may or may not be available.

This Disclosure Statement includes the non-technical explanation of some of the changes made by the Tax Reform Act of 1986 applicable to IRAs and more recent changes made by the Small Business Job Protection Act of 1996, the Health Insurance Portability and Accountability Act of 1996, the Tax Relief Act of 1997, the IRS Restructuring and Reform Act of 1998 and the Economic Growth and Tax Relief Reconciliation Act of 2001.

The information provided applies to contributions made and distributions received after December 31, 1986, and reflects the relevant provisions of the Code as in effect on January 1, 2002. This Disclosure Statement is not intended to constitute tax advice, and you should consult a tax professional if you have questions about your own circumstances.

Please Note: The information contained in this Disclosure Statement does not address state, local and/or foreign tax law matters. It is important that you understand there are states that have not conformed their laws to recent federal tax law changes. Consequently, if you reside in one of those states, you should consult your tax adviser as to the state tax consequences to your particular situation.

Revocation of Your IRA or Roth IRA

You have the right to revoke your Traditional IRA or Roth IRA issued by us during the seven calendar day period following its establishment. The establishment of your Traditional IRA or Roth IRA contract will be the contract effective date. This seven day calendar period may or may not coincide with the free look period of your contract.


In order to revoke your Traditional IRA or Roth IRA, you must notify us in writing and you must mail or deliver your revocation to us postage prepaid, at:
Transamerica Annuity Service Center, , 2000 Wade Hampton Blvd., Greenville, SC 29615-1064. The date of the postmark, or the date of certification or registration if sent by certified or registered mail, will be considered your revocation date. If you revoke your Traditional IRA or Roth IRA during the seven day period, an amount equal to your premium will be returned to you without any adjustment.

Definitions

Code - Internal Revenue Code of 1986, as amended, and regulations issued thereunder.

Contributions - Purchase payments paid to your contract.

Contract - The annuity policy, certificate or contract which you purchased.

Compensation - For purposes of determining allowable contributions, the term compensation includes all earned income, including net earnings from self-employment and alimony or separate maintenance payments received under a decree of divorce or separate maintenance and includible in your gross income, but does not include amounts derived from or received as earnings or profits from property (including but not limited to interest and dividends), amounts not includible in gross income, deferred compensation or any amount received as a pension or annuity.

Regular Contributions - In General

As is more fully discussed below, for 2002 and later years, the maximum total amount that you may contribute for any tax year to your regular IRAs and your regular Roth IRAs combined is the lesser of your compensation for the year indicated or:
                                        Age 50 or Older
Tax Year               Under Age 50
                                            $3,500
2002-2004                 $3,000            $4,500
2005                      $4,000            $5,000
2006-2007                 $4,000            $5,500
2008                      $5,000        $5,000 indexed,
2009-2010             $5,000 indexed      plus $1,000


Note: After 2010, the increased limits shown above and throughout this Disclosure Statement are scheduled to return to the year 2001 levels ($2,000) unless future legislation is passed that continues the increased limits beyond tax year 2010.

Once you attain age 70 1/2, this limit is reduced to zero only for your regular IRAs, not for your Roth IRAs, but the separate limit on Roth IRA contributions can be reduced to zero for taxpayers with adjusted gross income, or AGI, above certain levels, as described below in Part II, Section 1. While your Roth IRA contributions are never deductible, your regular IRA contributions are fully deductible, unless you, or your spouse, is an active participant in some form of tax-qualified retirement plan for the tax year. In the latter case, any deductible portion of your regular IRA contributions for each year is subject to the limits that are described below in Part I, Section 2, and any remaining regular IRA contributions for that year must be reported to the IRS as nondeductible IRA contributions, along with your Roth IRA contributions.

Tax Credits for Retirement Savings

Beginning in 2002 and continuing through 2006, taxpayers earning less than $25,000 for single filers, $37,500 for head of household or $50,000 for married filing jointly will be eligible to receive a tax credit in the amount of 10%, 20% or 50% (depending on tax filing status and income) of up to $2,000 in contributions to IRAs and other plans. The credit is subject to reduction if the taxpayer or the taxpayer's spouse receives distributions from an IRA, qualified retirement plan, Code Section 403(b) TSA arrangement or governmental 457(b) plan during the taxable year in which the credit is claimed or during the two taxable years before the credit is claimed. A taxpayer is only eligible for the credit if the taxpayer is age 18 or over, is not claimed as a dependent on another person's tax return and is not a full-time student. If you think you may be eligible for the tax credit, consult your tax adviser or refer to the appropriate IRS publications and tax form instructions on the credit for more information.

IRA PART I: TRADITIONAL IRAs

The rules that apply to a Traditional Individual Retirement Account or Annuity, which is referred to in this Disclosure Statement simply as an "IRA" or as a "Traditional IRA" and which includes a regular or Spousal IRA and a rollover IRA, generally also apply to IRAs under Simplified Employee Pension plans or SEP-IRAs, unless specific rules for SEP-IRAs are stated.

1. Contributions

(a) Regular IRA. Except in the case of an allowable rollover or transfer contribution, regular IRA contributions must be in cash and are subject to the limits described above. Such contributions are also subject to the minimum amount under the Transamerica IRA contract. In addition, any of your regular contributions to an IRA for a tax year must be made by the due date, not including extensions, for your federal tax return for that tax year. See also
Part II, Section 4 below about recharacterizing IRA and Roth IRA contributions by such date.

(b) Spousal IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includible in gross income for the year is less than the compensation includible in your gross income for the year, you and your spouse may each establish your own separate regular IRA, and Roth IRA, and may make contributions to such IRAs for your spouse that are not limited by your spouse's lower amount of compensation. Instead, the limit for the total contribution to spousal IRAs that can be made by you or your spouse for the tax year is the lesser of the total combined compensation for both you and your spouse reduced by any deductible IRA contributions and any Roth IRA contributions and any Roth IRA contributions for such year; or:

                                        Age 50 or Older
Tax Year               Under Age 50
                                            $3,500
2002-2004                 $3,000            $4,500
2005                      $4,000            $5,000
2006-2007                 $4,000            $5,500
2008                      $5,000        $5,000 indexed,
2009-2010             $5,000 indexed      plus $1,000

Note: After 2010, the increased limits shown above and throughout this Disclosure Statement are scheduled to return to the year 2001 level ($2,000) unless future legislation is passed that continues the increased limits beyond tax year 2010.

As with any regular IRA contributions, those for your spouse cannot be made for any tax year in which your spouse has attained age 70 1/2, must be in cash, and must be made by the due date, not including extensions, for your federal income tax return for that tax year.

(c) Rollover IRA. Rollover contributions to a Traditional IRA are unlimited in dollar amount. These can include rollover contributions of eligible distributions received by you from another Traditional IRA or tax-qualified retirement plan. Generally, any distribution from tax-qualified retirement plans, such as a pension or profit sharing plan, Code Section 401(k) plan, H.R. 10 or Keogh plan, a TSA arrangement, or a governmental 457(b) plan or a Traditional IRA can be rolled over to a Traditional IRA unless it is a required minimum distribution as discussed below in Part I, Section 4(a) or it is part of a series of payments to be paid to you over your life, life expectancy or a period of at least 10 years or a hardship withdrawal.

Starting in 2002, you will be allowed to make a rollover of "after-tax" plan contributions, i.e., amounts which are not subject to federal income tax when distributed from a tax-qualified retirement plan, into your IRA, but not from your IRA into such plan. Also, you will be able to roll over a distribution from a governmental 457(b) plan into your Traditional IRA. In addition, you will be able to roll over any eligible distribution from an IRA into a qualified retirement plan, Code Section 403(b) TSA arrangement or governmental 457(b) plan, if the receiving plan/arrangement accepts rollovers. Under prior law, you were only permitted to do this if the funds originally came from one of these types of plans.

If a distribution from a tax-qualified plan or a Traditional IRA is paid to you and you want to roll over all or part of the eligible distributed amount to a Transamerica Life Traditional IRA, the rollover must be accomplished within 60 days of the date you receive the amount to be rolled over. However, you may roll over any amount from one Traditional IRA into another Traditional IRA only once in any 365-day period.

A timely rollover of an eligible distributed amount that has been paid to you directly will prevent its being taxable to you at the time of distribution; that is, none of it will be includible in your gross income until you withdraw some amount from your rollover IRA. However, any such distribution directly to you from a tax-qualified retirement plan is generally subject to a mandatory 20% withholding tax.

By contrast, a direct transfer from a tax-qualified retirement plan to a Traditional IRA is considered a "direct" rollover and is not subject to any mandatory withholding tax, or other federal income tax, upon the direct transfer. If you elect to make such a "direct" rollover from a tax-qualified plan to a Transamerica Life Traditional IRA, the transferred amount will be deposited directly into your rollover IRA.

Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

(d) Direct Transfers from another Traditional IRA. You may make an initial or subsequent contribution to your Transamerica Life Traditional IRA by directing the fiduciary or issuer of any of your existing IRAs to make a direct transfer of all or part of such IRAs in cash to your Transamerica Life Traditional IRA. Such a direct transfer between Traditional IRAs is not considered a rollover , e.g., for purposes of the 1-year waiting period or withholding.

(e) Simplified Employee Pension Plan, or SEP-IRA. If an IRA is established that meets the requirements of a SEP-IRA, generally your employer may contribute an amount not to exceed the lesser of 100% of your includible compensation or $40,000, even after you attain age 70 1/2. The amount of such contribution is not includible in your income for federal income tax purposes. In the case of a SEP-IRA that has a grandfathered qualifying form of salary reduction, referred to as a SARSEP, that was established by an employer before 1997, generally any employee, including a self-employed individual, who:

1.   has worked for the employer for 3 of the last 5 preceding tax years;

2.   is at least age 21; and

3. has received from the employer compensation of at least $450 for the current tax year, adjusted for inflation;

is eligible to make a before tax salary reduction contribution to the SARSEP for the current tax year, subject to the overall limits for SEP-IRA contributions as shown below:


                                       Age 50 or Older
Tax Year             Under Age 50
                                           $12,000
2002                   $11,000             $14,000
2003                   $12,000             $16,000
2004                   $13,000             $18,000
2005                   $14,000             $20,000
2006                   $15,000         $20,000 indexed,
2007-2010          $15,000 indexed       plus $1,000

Your employer is not required to make a SEP-IRA contribution in any year nor make the same percentage contribution each year. But if contributions are made, they must be made to the SEP-IRA for all eligible employees and must not discriminate in favor of highly compensated employees. If these rules are not met, any SEP-IRA contributions by the employer could be treated as taxable to the employees and could result in adverse tax consequences to the participating employee. For further details about SARSEPs and SEP-IRAs, e.g., for computing contribution limits for self-employed individuals, see IRS Publication 590, as indicated below.

(f) Responsibility of the Owner. Contributions, rollovers, or transfers to any IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to determine the tax deductibility of any contribution to your Traditional IRA, and to make such contributions in accordance with the Code. Transamerica does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Transamerica Life Traditional IRA.

2. Deductibility of Contributions for a Regular IRA

(a) General Rules. The deductible portion of the contributions made to the regular IRAs for you, or your spouse, for a tax year depends on whether you, or your spouse, is an "active participant" in some type of a tax-qualified retirement plan for such year, as described in Section 2(b) immediately below.

If you and your spouse file a joint return for 2002 and neither of you is an active participant for such year, then the permissible contributions to the regular IRAs for each of you are fully deductible up to $3,000 ($3,500 if you are age 50 or older) each, i.e., your combined deductible IRA contribution limit for 2002 could be $6,000 ($7,000 if you are both age 50 or older).

Similarly, if you are not married, or treated as such, for the tax year and you are not an active participant for such year, the permissible contributions to your regular IRAs for 2002 are fully deductible up to $3,000 ($3,500 if you are age 50 or older). For instance, if you and your spouse file separate returns for 2002 and you did not live together at any time during such tax year, then you are treated as unmarried for such year, and if you were not an active participant for the tax year, then your deductible limit for your regular IRA contribution is $3,000 ($3,500 if you are age 50 or older), even if your spouse was an active participant for such year.

If you are an active participant for 2002, then your $3,000 ($3,500 if you are age 50 or older) limit is subject to a phase-out rule if your AGI for such year exceeds a Threshold Level, depending on your tax filing status and the calendar year. If, however, you are not an active participant for 2002 but your spouse is, then your $3,000 ($3,500 if you are age 50 or older) limit is subject to the phase-out rule only if your AGI exceeds a higher Threshold Level. See Part I,
Section 2(c), below.

(b) Active Participant. You are an "active participant" for a year if you participate in some type of tax-qualified retirement plan. For example, if you participate in a qualified pension or profit sharing plan, a Code Section 401(k) plan, certain government plans, a tax-sheltered arrangement under Code Section 403, a SIMPLE plan or a SEP-IRA plan, you are considered to be an active participant. Your Form W-2 for the year should indicate your participation status.

(c) Adjusted Gross Income, or AGI. If you are an active participant, you must look at your AGI for the year, or if you and your spouse file a joint tax return,

you use your combined AGI, to determine whether you can make a deductible IRA contribution for that taxable year. The instructions for your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and you can make a deductible contribution under the same rules as a person who is not an active participant.

If you are an active participant for the tax year, then your Threshold Level depends upon whether you are a married taxpayer filing a joint tax return, an unmarried taxpayer, or a married taxpayer filing a separate tax return. If you are a married taxpayer but file a separate tax return, the Threshold Level is $0. If you are a married taxpayer filing a joint tax return, or an unmarried taxpayer, your Threshold Level depends upon the taxable year, and can be determined using the appropriate table below:

         Married Filing Jointly       Unmarried

         Taxable      Threshold       Taxable        Threshold
         Year         Level           Year           Level

         2001         $53,000         2001            $33,000
         2002         $54,000         2002            $34,000
         2003         $60,000         2003            $40,000
         2004         $65,000         2004            $45,000
         2005         $70,000         2005 and
         2006         $75,000          thereafter     $50,000
         2007 and
              thereafter   $80,000

If you are not an active participant for the tax year but your spouse is, and you are not treated as unmarried for filing purposes, then your Threshold Level is $150,000.

If your AGI is less than $10,000 above your Threshold Level, or $20,000 for married taxpayers filing jointly for the taxable year beginning on or after January 1, 2007, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level is called your Excess AGI. The Maximum Allowable Deduction for 2002 is $3,000 ($3,500 if you are age 50 or older), even for Spousal IRAs. You can calculate your Deduction Limit as follows:

10,000 - Excess AGI  X                     Maximum Allowable   =  Deduction
-------------------
      10,000                Deduction         Limit

For taxable years beginning on or after January 1, 2007, married taxpayers filing jointly should substitute 20,000 for 10,000 in the numerator and denominator of the above equation.

You must round up any computation of the Deduction Limit to the next highest $10 level, that is, to the next highest number which ends in zero. For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot in any event exceed 100% of your compensation.

3. Nondeductible Contributions to Regular IRAs

The amounts of your regular IRA contributions which are not deductible will be nondeductible contributions to such IRAs. You may also choose to make a nondeductible contribution to your regular IRA, even if you could have deducted part or all of the contribution. Interest or other earnings on your regular IRA contributions, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA, you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year, e.g., on Form 8606.

4. Distributions

(a) Required Minimum Distributions, or RMD. Distributions from your Traditional IRAs must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2, the required beginning date. You may take RMDs from any Traditional IRA you maintain, including this contract, but not from any Roth IRA, as long as:

1. distributions begin when required;

2. distributions are made at least once a year;

3. the amount to be distributed is not less than the minimum required under current federal tax law; and

4. the amount of the distribution will only increase as allowed under federal tax law.

For purposes of calculating any RMD, the interest in the IRA includes the amount of any outstanding rollover, transfer and recharacterization, plus the actuarial value of any other benefits provided under the IRA, such as guaranteed death benefits.

If you own more than one Traditional IRA, you can choose whether to take your RMD from one Traditional IRA or a combination of your Traditional IRAs. A distribution may be made at once in a lump sum, as qualifying partial withdrawals or as qualifying settlement option payments. Qualifying partial withdrawals and settlement option payments must be made in equal or substantially equal amounts over:

1. your life or the joint lives of you and your beneficiary; or

2. a period not exceeding your life expectancy.

Any distribution must satisfy the incidental benefit requirements specified in Treasury Reg. Section 1.401(a)(9)-6T, Q&A-2.

Also, special rules may apply if your designated beneficiary, other than your spouse, is more than ten years younger than you.

The required minimum distribution payments from this contract are considered withdrawals, unless they are made as qualifying settlement option payments that start irrevocably before the April 1 following the year you turn age 70 1/2, in which case, then the annuity date of such settlement option payments will be treated as the required beginning date for purposes of the RMD provisions, above, and the death benefit provisions, below.

If you die before the entire interest in your Traditional IRAs is distributed to you, but after your required beginning date, the entire interest in your Traditional IRAs will continue to be distributed to your beneficiaries at least as rapidly as under the settlement option or distribution method in effect at your death. If you die before your required beginning date and if you have a designated beneficiary, distributions to your designated beneficiary can be made in substantially equal installments over the life or life expectancy of the designated beneficiary, with such life expectancy determined using the age of the beneficiary as of his or her birthday in the year following the year of your death. The first settlement option payment must be made no later than December 31 of the calendar year that is one year after the year of your death. Otherwise, if you die before your required beginning date and your surviving spouse is not your designated beneficiary, distributions must be completed by December 31 of the calendar year that is five years after the year of your death.

If your designated beneficiary is your surviving spouse, and you die before your required beginning date, your surviving spouse can become the new owner/annuitant and can continue the Transamerica Life Traditional IRA on the same basis as before your death. If your surviving spouse does not wish to continue the contract as his or her IRA, he or she may elect to receive the death benefit as a settlement option. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy, with such life expectancy determined using the spouse's age as of his or her birthday in the year following the year you die. Your surviving spouse must elect this option by September 30 of the calendar year following the year of your death and must begin receiving payments no later than the later of the following dates:

1.   December 31 of the year following the year you died; or

2. December 31 of the year in which you would have reached the required beginning date if you had not died.

Either you or, if applicable, your beneficiary, is responsible for assuring that the RMD is taken in a timely manner and that the correct amount is distributed.

(b) Taxation of IRA Distributions. Because nondeductible Traditional IRA contributions are made using income which has already been taxed, that is, they are not deductible contributions, the portion of the Traditional IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible contributions to your Traditional IRAs, each distribution from any of your Traditional IRAs will consist of a nontaxable portion, return of nondeductible contributions, and a taxable portion, return of deductible contributions, if any, and earnings.

Thus, if you receive a distribution from any of your Traditional IRAs and you previously made deductible and nondeductible contributions to such IRAs, you may not take a Traditional IRA distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

Remaining nondeductible contributions

    Divided by

   Year-end total adjusted Traditional IRA balances

    Multiplied by

    Total distributions for the year

    Equals:

    Nontaxable distributions for the year

To figure the year-end total adjusted Traditional IRA balance, you must treat all of your Traditional IRAs as a single Traditional IRA. This includes all regular IRAs, as well as SEP-IRAs, SIMPLE IRAs and Rollover IRAs, but not Roth IRAs. You also add back to your year-end total Traditional IRA balances, specifically the distributions taken during the year from your Traditional IRAs. Please refer to IRS Publication 590, Individual Retirement Arrangements for instructions, including worksheets, that can assist you in these calculations. Transamerica Life Insurance and Annuity Company will report all distributions from your Transamerica Traditional IRA to the IRS as fully taxable income to you.

Even if you withdraw all of the assets in your Traditional IRAs in a lump sum, you will not be entitled to use any form of lump sum treatment or income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution qualifies as a capital gain. Moreover, any distribution made before you reach age 59 1/2, may be subject to a 10% penalty tax on early distributions, as indicated below.

(c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from your Traditional IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the distribution. If payments are delivered to foreign countries, federal income, tax will generally be withheld at a 10% rate unless you certify to Transamerica that you are not a U.S. citizen residing abroad or a tax avoidance expatriate as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

5. Penalty Taxes

(a) Excess Contributions. If at the end of any taxable year the total regular IRA contributions you made to your Traditional IRAs and your Roth IRAs, other than rollovers or transfers, exceed the maximum allowable deductible and nondeductible contributions for that year, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your IRAs at the end of such year.

However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, nor otherwise be includible in your gross income if you have not taken a deduction for the excess amount.

However, the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as regular IRA contributions in the following year to the extent that the excess, when aggregated with your regular IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable deductible and nondeductible amount for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular IRA contributions for such year.

(b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution subject to a 10% penalty tax unless the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations.

Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks.

The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses of you or certain family members, or for certain qualifying higher education expenses for you or certain family members.

First-time homebuyer expenses must be paid within 120 days of the distribution from the IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principal residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution. The amount of an early distribution, excluding any nondeductible contribution included therein, is includible in your gross income and may be subject to the 10% penalty tax unless you transfer it to another IRA as a qualifying rollover contribution.

The 10% penalty tax will not apply if distributions are made pursuant to an IRS levy to pay your outstanding tax liability.

(c) Failure To Satisfy RMD. If the RMD rules described above in Part I, Section 4(a) apply to you and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, you will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(d) Policy Loans and Prohibited Transactions. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Traditional IRA, or any interference with the independent status of such IRA, the Traditional IRA will lose its tax exemption and be treated as having been distributed to you. The value of the entire Traditional IRA, excluding any nondeductible contributions included therein, will be includible in your gross income; and, if at the time of the prohibited transaction you are under age 59 1/2, you may also be subject to the 10% penalty tax on early distributions, as described above in Part I, Section 5(b).

If you borrow from or pledge your Traditional IRA, or your benefits under the contract, as security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you will have to include the value of the portion borrowed or pledged as security in your income that year for federal tax purposes. You may also be subject to the 10% penalty tax on early distributions.

(e) Overstatement or Understatement of Nondeductible Contributions. If you overstate your nondeductible Traditional IRA contributions on your federal income tax return, without reasonable cause, you may be subject to a reporting penalty. Such a penalty also applies for failure to file any form required by the IRS to report nondeductible contributions. These penalties are in addition to any ordinary income or penalty taxes, interest, and penalties for which you may be liable if you underreport income upon receiving a distribution from your Traditional IRA. See Part I, Section 4(b) above for the tax treatment of such distributions.

IRA PART II: ROTH IRAs

1. Contributions

(a) Regular Roth IRA. You may make contributions to a regular Roth IRA in any amount up to the contribution limits described in Part II, Section 3, below. Such contributions are also subject to the minimum amount under the Transamerica Life Roth IRA contract. Such contribution must be in cash. Your contribution for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year. Unlike Traditional IRAs, you may continue making Roth IRA contributions after reaching age 70 1/2 to the extent that your AGI does not exceed the levels described below.

(b) Spousal Roth IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includible in gross income for the year is less than the compensation includible in your gross income for the year, you and your spouse may each establish your own individual Roth IRA and may make contributions to those Roth IRAs in accordance with the rules and limits for contributions contained in the Code, which are described in Part II, Section 3, below. Such contributions must be in cash. Your contribution to a Spousal Roth IRA for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year.

(c) Rollover Roth IRA. You may make contributions to a Rollover Roth IRA within 60 days after receiving a distribution from an existing Roth IRA, subject to certain limitations discussed in Part II, Section 3, below.

(d) Transfer Roth IRA. You may make an initial or subsequent contribution to your Transamerica Life Roth IRA by directing a fiduciary or issuer of any of your existing Roth IRAs to make a direct transfer of all or a portion of the assets from such Roth IRAs to your Transamerica Life Roth IRA.

(e) Conversion Roth IRA. You may make contributions to a Conversion Roth IRA within 60 days of receiving a distribution from an existing Traditional IRA or by instructing the fiduciary or issuer of any of your existing Traditional IRAs to make a direct transfer of all or a portion of the assets from such a Traditional IRA to your Transamerica Life Roth IRA, subject to certain restrictions and subject to income tax on some or all of the converted amounts. If your AGI, not including the conversion amount, is greater than $100,000 for the tax year, or if you are married and you and your spouse file separate tax returns, you may not convert or transfer any amount from a Traditional IRA to a Roth IRA.

(f) Responsibility of the Owner. Contributions, rollovers, transfers or conversions to a Roth IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to make contributions to your Roth IRA in accordance with the Code. Transamerica Life Insurance and Annuity Company does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Roth IRA.

2. Deductibility of Contributions

Your Roth IRA permits only nondeductible after-tax contributions. However, distributions from your Roth IRA are generally not subject to federal income tax. See Part II, 4(b) below. This is unlike a Traditional IRA, which permits deductible and nondeductible contributions, but which provides that most distributions are subject to federal income tax.

3. Contribution Limits

Contributions for 2002 to all Traditional and Roth IRAs may not exceed the lesser of 100% of your compensation or $3,000 ($3,500 if you are age 50 or older), subject to AGI phase-out rules described below in Section 3(a). Rollover, transfer and conversion contributions, if properly made, do not count towards your maximum annual contribution limit, nor do employer contributions to a SEP-IRA or SIMPLE IRA.

(a) Regular Roth IRAs. The maximum amount you may contribute to a regular Roth IRA will depend on the amount of your AGI for the calendar year. Your 2002 maximum $3,000 ($3,500 if you are age 50 or older) contribution limit begins to phase out when your AGI reaches $95,000 as unmarried or $150,000 when married filing jointly. Under this phase out, your maximum regular Roth IRA contributions generally will not be less than $200; however, no contribution is allowed if your AGI exceeds $110,000 as unmarried or $160,000 when married filing jointly. If you are married and you and your spouse file separate tax returns, your maximum regular Roth IRA contribution phases out between $0 and $10,000. If you are married but you and your spouse lived apart for the entire taxable year and file separate federal income tax returns, your maximum contribution is calculated as if you were not married. You should consult your tax adviser to determine your maximum contribution.

You may make contributions to a regular Roth IRA after age 70 1/2, subject to the phase-out rules. Regular Roth IRA contributions for a tax year should be reported on your tax return for that year, specifically, on Form 8606.

(b) Spousal Roth IRAs. Contributions to your lower-earning spouse's Spousal Roth IRA in 2002 may not exceed the lesser of:

1. 100% of both spouses' combined compensation minus any Roth IRA or deductible Traditional IRA contribution for the spouse with the higher compensation for the year; or

2. $3,000, as reduced by the phase-out rules described above for regular Roth IRAs; or

3. $3,500, as reduced by the phase-out rules described above for the regular Roth IRAs, if age 50 or older.

A maximum of $3,000 ($7,000 if age 50 or older) may be contributed in 2002 to both spouses' Roth IRAs. Contributions can be divided between the spouses' Roth IRAs as you and your spouse wish, but no more than $3,000 ($3,500 if age 50 or older) in regular Roth IRA contributions can be contributed to either individual's Roth IRA in 2002.

(c) Rollover Roth IRAs. There is no limit on the amounts that you may rollover from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. You may roll over a distribution from any single Roth IRA to another Roth IRA only once in any 365-day period.

(d) Transfer Roth IRAs. There is no limit on amounts that you may transfer directly from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. Such a direct transfer does not constitute a rollover for purposes of the 1-year waiting period.

(e) Conversion Roth IRAs. There is no limit on amounts that you may convert from your Traditional IRA into your Transamerica Life Roth IRA if you are eligible to open a Conversion Roth IRA as described in Part II, Section 1(e), above. In the case of a conversion from a SIMPLE-IRA, the conversion may only be done after the expiration of your 2-year participation period described in Code Section 72(t)(6). However, the distribution proceeds from your Traditional IRA are includible in your taxable income to the extent that they represent a return of deductible contributions and earnings on any contributions. The distribution proceeds from your Traditional IRA are not subject to the 10% early distribution penalty tax, described below, if the distribution proceeds are deposited to your Roth IRA within 60 days.

You can also make contributions to a Roth IRA by instructing the fiduciary or issuer, custodian or trustee of your existing Traditional IRAs to transfer the assets in your Traditional IRAs to the Roth IRA, which can be a successor to your existing Traditional IRAs. The transfer will be treated as a distribution from your Traditional IRAs, and that amount will be includible in your taxable income to the extent that it represents a return of deductible contributions and earnings on any contributions, but will not be subject to the 10% early distribution penalty tax.

If you converted from a Traditional IRA to a Roth IRA during 1998, the income reportable upon distribution from the Traditional IRA may be reportable entirely for 1998 or reportable ratably over four years beginning in 1998.

4. Recharacterization of IRA Contributions

(a) Eligibility. By making a timely transfer and election, you generally can treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year. For example, if you make contributions to a Roth IRA and later discover that you are not eligible to make Roth IRA contributions, you may recharacterize all or a portion of the contribution as a Traditional IRA contribution by the filing due date, including extensions, for the applicable tax year.

You may not recharacterize amounts paid into a Traditional IRA that represented tax-free rollovers or transfers, or employer contributions.

(b) Election. You may elect to recharacterize a contribution amount made to one type of IRA by simply making a trustee-to-trustee transfer of such amount, plus net income attributable to it, to a second type of IRA on or before the federal income tax due date, including extensions, for the tax year for which the contribution was initially made. After the recharacterization has been made, you may not revoke or modify the election.

(c) Taxation of a Recharacterization. For federal income tax purposes, a recharacterized contribution will be treated as having been contributed to the transferee IRA, rather than to the transferor IRA, on the same date and for the same tax year that the contribution was initially made to the transferor IRA. A recharacterized transfer is not considered a rollover for purposes of the 1-year waiting period.

The transfer of the contribution amount being recharacterized must include the net income attributable to such amount. If such amount has experienced net losses as of the time of the recharacterization transfer, the amount transferred, the original contribution amount less any losses, will generally constitute a transfer of the entire contribution amount. You must treat the contribution amount as made to the transferee IRA on your federal income tax return for the year to which the original contribution amount related.

For reconversions following a recharacterization, see Publication 590 and Treasury Regulation Section 1.408A-5.

5. Distributions

(a) Required Minimum Distribution, or RMD. Unlike a Traditional IRA, there are no rules that require that any distribution be made to you from your Roth IRA during your lifetime.

If you die before the entire value of your Roth IRA is distributed to you, the balance of your Roth IRA must be distributed by December 31 of the calendar year that is five years after your death. However, if you die and you have a designated beneficiary, your beneficiary may elect to take distributions in the form of qualifying settlement option payments in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after your death.

If your beneficiary is your surviving spouse, he or she can become the new owner/annuitant and can continue the Transamerica Life Roth IRA on the same basis as before your death. If your surviving spouse does not wish to continue the Transamerica Life Roth IRA as his or her Roth IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option by September 30 of the calendar year following the year of your death and must begin receiving payments no later than the later of the following dates:

1. December 31 of the year following the year you died; or

2. December 31 of the year in which you would have reached age 70 1/2.

Your beneficiary is responsible for assuring that the RMD following your death is taken in a timely manner and that the correct amount is distributed.

(b) Taxation of Roth IRA Distributions. The amounts that you withdraw from your Roth IRA are generally tax-free. For federal income tax purposes, all of your Roth IRAs are aggregated and Roth IRA distributions are treated as made first from Roth IRA contributions and second from earnings. Distributions that are treated as made from Roth IRA contributions are treated as made first from regular Roth IRA contributions, which are always tax-free, and second from conversion or rollover Roth IRA contributions on a first-in, first-out basis. A distribution allocable to a particular conversion or rollover Roth IRA contribution is treated as consisting first of the portion, if any, of the conversion contribution that was previously includible in gross income by reason of the conversion.

In any event, since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of Roth IRA earnings before you attain age 59 1/2 , or within 5 years of your first contribution to the Roth IRA, including a contribution rolled over, transferred or converted from a Traditional IRA, will generally be treated as an early distribution subject to regular income tax and to the 10% penalty tax described below in Section 6(b).

No income tax will apply to earnings that are withdrawn before you attain age 59 1/2, but which are withdrawn five or more years after the first contribution to the Roth IRA, including a rollover or transfer contribution or conversion from a Traditional IRA, where the withdrawal is made:

1. upon your death or disability; or

2. to pay qualified first-time homebuyer expenses of you or certain family members.
No portion of your Roth IRA distribution qualifies as a capital gain. There is also a separate 5-year rule for the recapture of the 10% penalty tax that is described below in Section 6(b) and that applies to any Roth IRA distribution made before age 59 1/2 if any conversion or rollover contribution has been made to any Roth IRA owned by the individual within the 5 most recent taxable years, even if this current distribution from the Roth IRA is otherwise tax-free under the rules described in this Subsection 5(b).

(c) Withholding. If the distribution from your Roth IRA is subject to federal income tax, unless you elect not to have withholding apply, federal income tax will be withheld from your Roth IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the amount of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica Life Insurance and Annuity Company that you are not a U. S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

6. Penalty Taxes

(a) Excess Contributions. If at the end of any taxable year your total regular Roth IRA contributions, other than rollovers, transfers or conversions, exceed the maximum allowable contributions for that year, taking into account Traditional IRA contributions, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your Roth IRAs at the end of such year. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax.

The amount of the excess contribution withdrawn will not be considered an early distribution, but the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as Roth IRA contributions in a later year to the extent that the excess, when aggregated with your regular Roth IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable contribution for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular Roth IRA contributions for such year.

(b) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA before you attain age 59 1/2 constitutes an early distribution subject to the 10% penalty tax on the earnings in your Roth IRA. This penalty tax will not apply if the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations. Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI; or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks.

The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses for you or certain family members, or for certain qualifying higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the Roth IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principle residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution.

There is also a separate 5-year recapture rule for the 10% penalty tax in the case of a Roth IRA distribution made before age 59 1/2 that is made within 5 years after a conversion or rollover contribution from a Traditional IRA. This recapture rule exists because such a prior Roth IRA contribution avoided the 10% penalty tax when it was rolled over or converted from the Traditional IRA. Under this 5-year recapture rule, any Roth IRA distribution made before age 59 1/2 that is attributable to any conversion or rollover contribution from a Traditional IRA made within the previous 5 years to any of the individual's Roth IRAs is generally subject to the 10% penalty tax, and its exceptions, to the extent that such prior Roth IRA contribution was subject to ordinary tax upon the conversion or rollover, even if the Roth IRA distribution is otherwise tax-free.

Under the distribution ordering rules for a Roth IRA, all of an individual's Roth IRAs and distributions therefrom are treated as made: first from regular Roth IRA contributions; then from conversion or rollover Roth IRA contributions on a first-in, first-out basis; and last from earnings. However, whenever any Roth IRA distribution amount is attributable to any conversion or rollover contribution made within the 5 most recent tax years, this distributed amount is attributed first to the taxable portion of such prior contribution, for purposes of determining the amount of this Roth IRA distribution that is subject to the recapture of the 10% penalty tax, unless some exception to the penalty tax applies to the current Roth IRA distribution, such as age 59 1/2, disability or certain health, education or homebuyer expenses, as described above in this Subsection 6(b).

The 10% penalty tax will not apply if distributions are made pursuant to an IRS levy to pay your outstanding tax liability.

(c) Failure to Satisfy RMDs Upon Death. If the RMD rules described above in Part II, Section 4(a) apply to the beneficiary of your Roth IRA after your death and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, your beneficiary will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(d) Policy Loans and Prohibited Transactions. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Roth IRA, or any interference with the independent status of the Roth IRA, the Roth IRA will lose its tax exemption and be treated as having been distributed to you. The value of any earnings on your Roth IRA contributions will be includible in your gross income; and if at the time of the prohibited transaction, you are under age 591/2 you may also be subject to the 10% penalty tax on early distributions, as described above in Part II, Section 5(b). If you borrow from or pledge your Roth IRA, or your benefits under the contract, as a security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you may be subject to the 10% penalty tax on early distributions from a Roth IRA.

IRA PART III: OTHER INFORMATION

(1) Federal Estate and Gift Taxes

Any amount in or distributed from your Traditional and/or Roth IRAs upon your death may be subject to federal estate tax, although certain credits and deductions may be available. The exercise or non-exercise of an option that would pay a survivor an annuity at or after your death should not be considered a transfer for federal gift tax purposes.

(2) Tax Reporting

You must report contributions to, and distributions from, your Traditional IRA and Roth IRA, including the year-end aggregate account balance of all Traditional IRAs and Roth IRAs, on your federal income tax return for the year specifically on IRS Form 8606. For Traditional IRAs, you must designate on the return how much of your annual contribution is deductible and how much is nondeductible. You need not file IRS Form 5329 with your income tax return for a particular year unless for that year you are subject to a penalty tax because there has been an excess contribution to, an early distribution from, or insufficient RMDs from your Traditional IRA or Roth IRA, as applicable.

(3) Vesting

Your interest in your Traditional IRA or Roth IRA is nonforfeitable at all times.

(4) Exclusive Benefit

Your interest in your Traditional IRA or Roth IRA is for the exclusive benefit of you and your beneficiaries.

(5) IRS Publication 590

Additional information about your Traditional IRA or Roth IRA or about SEP-IRAs and SIMPLE-IRAs can be obtained from any district office of the IRS or by calling 1-800-TAX-FORM for a free copy of IRS Publication 590, Individual Retirement Arrangements.

Please forward, without charge, a copy of the Statement of Additional Information concerning the TransMark Optimum Choice(R) Variable Annuity issued by Transamerica Life Insurance and Annuity Company to:


Please print or type and fill in all information:


-------------------------------------------------------------------------
Name

-------------------------------------------------------------------------
Address

-------------------------------------------------------------------------
City/State/Zip

-------------------------------------------------------------------------


Date: ________________________    Signed: ______________________________


Return to Transamerica Life Insurance and Annuity Company, Annuity Service Center, 2000 Wade Hampton Blvd., Greenville, SC 29615-1064

                     STATEMENT OF ADDITIONAL INFORMATION FOR


                   TRANSMARK OPTIMUM CHOICER VARIABLE ANNUITY


                              Separate Account VA-8

                                    Issued By
                 Transamerica Life Insurance and Annuity Company


This statement of additional information expands upon subjects discussed in the May 1, 2003 prospectus for the TransMark Optimum Choice(R) Variable Annuity ("contract") issued by Transamerica Life Insurance and Annuity Company ("Transamerica") through Separate Account VA-8. You may obtain a free copy of the prospectus by writing to: Transamerica Life Insurance and Annuity Company, Annuity Service Center, , 2000 Wade Hampton Blvd., Greenville, SC 29615-1064, or calling 800-371-2688. Terms used in the current prospectus for the contract are incorporated into this statement.


The contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used herein refers to both the individual contract and the certificates issued under the group contract.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the portfolios.


                                Dated May 1, 2003



TABLE OF CONTENTS
                                                                                                         Page
THE CONTRACT ....................................................................................           3
NET INVESTMENT FACTOR ...........................................................................           3
VARIABLE PAYMENT OPTIONS.........................................................................           3
     Variable Annuity Units and Payments.........................................................           3
     Variable Annuity Unit Value.................................................................           3
     Transfers After the Annuity Date............................................................           4
GENERAL PROVISIONS...............................................................................           4
     Non-Participating...........................................................................           4
     Misstatement of Age or Sex..................................................................           4
     Proof of Existence and Age..................................................................           4
     Annuity Data................................................................................           4
     Assignment..................................................................................           4
     Annual Report...............................................................................           5
     Incontestability............................................................................           5
     Entire Contract.............................................................................           5
     Changes in the Contract.....................................................................           5
     Protection of Benefits......................................................................           5
     Delay of Payments...........................................................................           5
     Notices and Directions......................................................................           6
CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................           6
     Money Market Sub-Account Yield Calculation..................................................           6
     Other Sub-Account Yield Calculations........................................................           6
     Standard Total Return Calculations..........................................................           7
     Adjusted Historical Portfolio Performance Data..............................................           7
     Other Performance Data......................................................................           8
HISTORICAL PERFORMANCE DATA......................................................................           8
     General Limitations.........................................................................           8
     Historical Performance Data.................................................................           8
DISTRIBUTION OF THE CONTRACT.....................................................................          15
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................          16
STATE REGULATION.................................................................................          16
RECORDS AND REPORTS..............................................................................          16
FINANCIAL STATEMENTS.............................................................................          16
APPENDIX.........................................................................................          17


THE CONTRACT

The following pages provides additional information about the contract which may be of interest to some owners.

NET INVESTMENT FACTOR


For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus (c) minus (d):

     Where (a) is:

     The net asset value per share held in the sub-account, as of the end of the valuation period; plus the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period; plus or minus a per-share charge or credit as we may determine, as of the end of the valuation period, for taxes.

     Where (b) is:

     The net asset value per share held in the sub-account as of the end of the last prior valuation period.

     Where (c) is:

     The daily mortality and expense risk charge of 0.004384% (1.60% annually) times the number of calendar days in the current valuation period.

     Where (d) is:

     The daily administrative expense charge, currently 0.004795% (0.15% annually) times the number of calendar days in the current valuation period.

A valuation day is defined as any day that the New York Stock Exchange is open.


VARIABLE PAYMENT OPTIONS

The variable payment option provide for payments that fluctuate in dollar amount, based on the investment performance of the elected variable sub-account(s).

Variable Annuity Units and Payments

For the first monthly payment, the number of variable annuity units credited in each variable sub-account will be determined by dividing: (a) the product of the portion of the value to be applied to the variable sub-account and the variable annuity purchase rate specified in the contract; by (b) the value of one variable annuity unit in that sub-account on the annuity date.

The amount of each subsequent variable payment equals the product of the number of variable annuity units in each variable sub-account and the variable sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary.

Variable Annuity Unit Value

The value of a variable annuity unit in a variable sub-account on any valuation day is determined as described below. The net investment factor for the valuation period (for the appropriate payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates. We may offer assumed interest rates other than 4%. The appropriate interest factor will be applied to compensate for the assumed interest rate.

Transfers After the Annuity Date

After the annuity date, you may transfer variable annuity units from one sub-account to another, subject to certain limitations (See "Transfers" page 28 of the prospectus). The dollar amount of each subsequent monthly annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the variable sub-account's variable annuity unit value on the tenth day of the month preceding payment. We reserve the right to change this day of the month.

The formula used to determine a transfer after the annuity date can be found in the Appendix to this Statement of Additional Information.


GENERAL PROVISIONS

Non-Participating

The contract is non-participating. No dividends are payable and the contract will not share in our profits or surplus earnings.

Misstatement of Age or Sex

If the age or sex of the annuitant or any other measuring life has been misstated, the settlement option payments under the contract will be whatever the annuity amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Where required by law, rule or regulation, we may only consider the age of the annuitant and/or other measuring life. Any overpayments or underpayments by us as a result of any such misstatement may be respectively charged against or credited to the settlement option payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

Before making any payment under the contract, we may require proof of the existence and/or proof of the age of an owner and/or an annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the contract.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

Assignment

No assignment of a contract will be binding on us unless made in writing and given to us at our Service Center. We are not responsible for the adequacy of any assignment. Your rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.




Annual Report

At least once each contract year before the annuity date, you will be given a report of the current account value allocated to each sub-account of the variable account and any general account option. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

Incontestability


Each contract is incontestable from the contract effective date except in certain states where medical questions are required on the application for the optional Guaranteed Minimum Income Benefit Rider. This rider applies only to policies issued before January 25, 2003.


Entire Contract

We have issued the contract in consideration and acceptance of the payment of the initial purchase payment and certain required information in an acceptable form and manner or, where state law requires, the application. In those states that require a written application, a copy of the application is attached to and is part of the contract and along with the contract constitutes the entire contract.

The group annuity contract has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the group annuity contract. You have all rights and benefits under the individual certificate issued under the group contract.

Changes in the Contract

Only two authorized officers of Transamerica, acting together, have the authority to bind us or to make any change in the individual contract or the group contract or individual certificates thereunder and then only in writing. We will not be bound by any promise or representation made by any other persons.

We may change or amend the individual contract or the group contract or individual certificates thereunder if such change or amendment is necessary for the individual contract or the group contract or individual certificates thereunder to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit (including death benefits) under the contract will be subject to any claim or process of law by any creditor.

Delay of Payments

Payment of any cash withdrawal, lump sum death benefit, or variable payment or transfer due from the variable account will occur within seven days from the date the election becomes effective, except that we may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.

In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, we have the right to delay effecting a transfer from a variable sub-account for up to seven days. We may delay effecting such a transfer if there is a delay of payment from an affected portfolio. If this happens, then we will calculate the dollar value or number of units involved in the transfer from a variable sub-account on or as of the date we receive a transfer request in an acceptable form and manner, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new purchase payments, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a variable sub-account.
We may delay payment of any withdrawal from any general account options for a period of not more than six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment. (See "Cash Withdrawals" on page 30 of the prospectus.)

Notices and Directions

We will not be bound by any authorization, direction, election or notice which is not in a form and manner acceptable to us and received at our Service Center.

Any written notice requirement by us to you will be satisfied by our mailing of any such required written notice, by first-class mail, to your last known address as shown on our records.


CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Sub-Account Yield Calculation

In accordance with regulations adopted by the Commission, we are required to compute the money market sub-account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the money market sub-account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the money market sub-account of the variable account will be lower than the yield for the money market series or any comparable substitute funding vehicle.

The Commission also permits us to disclose the effective yield of the money market sub-account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market series or substitute funding vehicle, the types and quality of portfolio securities held by the money market series or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 9% of purchase payments) that may be applicable to a contract.


As of December 31, 2002, the 7-Day AEGON/Transamerica Money Market sub-account yield was -0.69%.


Other Sub-Account Yield Calculations

We may from time to time disclose the current annualized yield of one or more of the variable sub-accounts (except the money market sub-account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         YIELD    =        2[{a-b + 1}6 -  1]
                             ----
                        cd

Where:

     a  =  net investment income earned during the period by the portfolio attributable to the shares owned by the sub-account.
     b  =  expenses for the sub-account accrued for the period (net of reimbursements).
     c  =  the average daily number of variable accumulation units outstanding during the period.
     d = the maximum offering price per variable accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all contracts. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular contract. Contingent deferred sales loads range from 9% to 0% of the amount of account value withdrawn depending on the elapsed time since the receipt of each purchase payment.

Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the variable sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The variable sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.


Standard Average Annual Total Return Calculations


We may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


P(1 + T)n = ERV

         Where:
         P        =        the initial value
         T        =        an average annual total return
         N        =        the number years
         ERV      =        the ending  value made at the  beginning  of the 1,
                           5, or 10 year period at the end of the 1, 5, 10 year period (or fractional portion thereof).


All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales load that may be applicable to a particular period.

Adjusted Historical Portfolio Performance Data

We may also disclose "historical" performance data for a portfolio, for periods before the variable sub-account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of contract charges currently in effect.

This type of adjusted historical performance data will be disclosed on an average annual total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load).
Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.

     CTR = {ERV/P}- 1

     Where:
     CTR = the cumulative total return net of sub-account recurring charges for the period.
     ERV          = ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion of the period).
     P =          a hypothetical initial payment of $1,000.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.


HISTORICAL PERFORMANCE DATA

General Limitations

The figures below represent past performance and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses which may not continue in the future.

Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio, has been provided by that portfolio. The adjusted historical sub-account performance data is derived from the data provided by the portfolios. We have no reason to doubt the accuracy of the figures provided by the portfolios. We have not verified these figures.

Historical Performance Data

The charts below show historical performance data for the sub-accounts, including adjusted historical performance for the periods prior to the inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the contract. These figures are not an indication of the future performance of the sub-accounts. The date next to each sub-account name indicates the date of commencement of operation of the corresponding portfolio.

Historical Performance Data Charts


1. Average Annual Total Returns since inception of the Portfolios - Assuming surrender

2. Average Annual Total Returns since inception of the Portfolios - Assuming no surrender


-------------------------------------------------------------------------------------------------------------------------------

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------
            SUB-ACCOUNT               For the     For the     For the    For the        For the      Sub-Account        Since
       (date of commencement          1-year      3-year      5-year     10-year      period from   Inception Date   Sub-Account
          of operation of             period      period      period     period      commencement                     Inception
      corresponding portfolio)          ending    ending      ending     ending      of portfolio
                                       12/31/02    12/31/02   12/31/02    12/31/02    operations
                                                                                      to 12/31/02
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------



  AEGON/Transamerica Capital           -29.07%     -20.34%       NA         NA          -3.83%        05/01/02        -27.53%
Guardian
  Global - Initial Class (2/2/98) 1

----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------

 AEGON/Transamerica Capital                                                             5.94%         05/01/02        -30.39%
Guardian                               -30.25%     -8.22%      -4.47%       NA
  Value - Initial Class (5/27/93)

----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------

  AEGON/Transamerica Federated                                                          8.78%         05/01/02        -15.45%
  Growth & Income - Initial Class      -8.95%      10.71%      5.43%        NA

  (3/1/94)
----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------

AEGON/Transamerica PIMCO Total           NA          NA          NA         NA          -7.07%        05/01/03           NA
Return - Initial Class (05/01/02)

----------------------------------------------------------------------------------------------------------------------------------
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

AEGON/Transamerica Transamerica        -31.75%     -21.94%     -0.23%      13.71%         NA           08/28/00        -30.00%
Equity - Initial Class (2/26/69) 3

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

AEGON/Transamerica Transamerica                                                          1.18%         08/28/00        -1.95%
Money Market - Initial Class            -8.60%      -0.64%       NA          NA
(1/2/98) 4

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

AEGON/Transamerica Van Kampen                                                            8.66%         06/01/01        -38.66%
Emerging Growth - Initial Class        -42.39%     -33.01%     -0.88%        NA

(3/1/93) 1
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Alger American Income & Growth         -40.46%     -21.71%     -1.03%      7.41%         7.47%         08/28/00        -29.86%
-Class O(11/15/88)

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

AllianceBernstein VP Growth and        -31.78%      -8.53%       NA          NA         -6.98%         08/28/00        -15.25%
Income - Class B (6/1/99)

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

AllianceBernstein VP Premier Growth    -40.21%     -27.69%       NA          NA         -21.47%        08/28/00        -35.88%
- Class B (7/14/99)

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Dreyfus Investment Portfolios -                                                         -3.29%         06/01/01        -17.90%
MidCap Stock Portfolio - Initial       -22.18%      -7.33%       NA          NA

Shares (5/1/98)
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

The Dreyfus Socially Responsible                                                         5.15%         06/01/01        -34.48%
Growth Fund, Inc. - Initial Shares     -38.34%     -26.86%     -6.94%        NA

(10/7/93)
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Dreyfus VIF - Appreciation                                                               8.20%         08/28/00        -19.48%
Portfolio -                            -26.32%     -13.89%     -1.24%        NA

Initial Shares (4/5/93)
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Dreyfus VIF - Developing Leaders                                                        22.21%         08/28/00        -18.88%
Portfolio - Initial Shares             -28.69%      -9.44%     -2.52%      10.53%
(8/31/90) 1, 2

----------------------------------------------------------------------------------------------------------------------------------

  Fidelity VIP Contrafund(R)                                                           -13.58%        05/01/02        -22.02%
Portfolio -                            -19.34%       NA          NA         NA

  Service Class 2 (1/12/00)
----------------------------------------------------------------------------------------------------------------------------------

  Fidelity VIP Equity - Income                                                          -9.34%        05/01/02        -26.46%
Portfolio                              -26.76%       NA          NA         NA

  -Service Class 2 (1/12/00)
----------------------------------------------------------------------------------------------------------------------------------

  Fidelity VIP Index 500 Portfolio                                                     -19.49%        05/01/02        -27.35%
-                                      -31.97%       NA          NA         NA

  Service Class 2 (1/12/00)
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Franklin Small Cap Fund - Class 2      -38.09%     -25.37%       NA          NA         -4.46%         06/01/01        -29.94%

(1/6/99) 1
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Franklin Small Cap Value Securities    -19.01%      4.78%        NA          NA          2.83%         05/01/02        -28.94%
Fund - Class 2 (1/6/99) 1

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Janus Aspen Series Balanced -          -16.46%      -9.13%       NA          NA         -9.13%         08/28/00        -12.22%
Service Shares (12/31/99)

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Janus Aspen Series Worldwide Growth    -35.16%     -27.28%       NA          NA         -27.28%        08/28/00        -34.16%
- Service Shares (12/31/99) 1

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

MFS(R)Emerging Growth Series -          -43.07%     -35.91%     -6.54%        NA          2.80%         08/28/00        -44.04%
Initial Shares (7/24/95) 1

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

MFS(R)Investors Trust Series -          -30.50%     -17.77%     -5.94%        NA          3.78%         08/28/00        -23.60%
Initial Shares (10/9/95)

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

MFS(R)Research Series - Initial                                                           2.82%         08/28/00        -32.29%
Shares                                 -34.01%     -22.62%     -5.95%        NA

(7/26/95)
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Miller Anderson UIF Core Plus Fixed     -2.70%      5.15%       3.88%        NA          4.61%         08/28/00         4.66%
Income - Class 1 (1/2/97) 5

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Miller Anderson UIF High Yield -       -17.04%     -12.15%     -5.40%        NA         -2.66%         08/28/00        -13.86%
Class 1 (1/2/97) 1, 5

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

PIMCO Advisors VIT OpCap Managed       -26.49%      -9.17%     -3.50%      7.25%        10.64%         08/28/00        -11.12%
Portfolio (8/1/88) 6

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

PIMCO Advisors VIT OpCap Small Cap     -31.16%      2.83%      -1.14%      6.07%         8.54%         08/28/00        -4.81%
Portfolio (8/1/88) 1, 7

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

PIMCO VIT StocksPLUS Growth &          -29.77%     -18.90%     -3.05%        NA         -3.05%         08/28/00        -24.43%
Income - Admin Class (12/31/97)

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Van Kampen UIF Emerging Markets        -18.64%     -25.07%     -8.37%        NA         -6.95%         08/28/00        -26.31%
Equity - Class 1 (10/1/96) 1, 5

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Van Kampen UIF International           -26.42%     -21.46%     -7.47%        NA         -5.39%         08/28/00        -24.42%
Magnum - Class 1 (1/2/97) 1, 5

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------



2. Average Annual Returns - Assuming no surrender or optional Rider, annual total returns for periods up to 10 years or since inception of the portfolios, if less, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expense charges of 1.60% per annum, administrative expense charge of 0.15% per annum and an account fee of $25 per annum, but do not reflect any applicable contingent deferred sales load (maximum of 9% of purchase payments) and do not reflect any fee deduction for the optional Rider.


------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

            SUB-ACCOUNT               For the     For the     For the    For the        For the      Sub-Account        Since
       (date of commencement          1-year      3-year      5-year     10-year      period from   Inception Date   Sub-Account
          of operation of             period      period      period     period      commencement                     Inception
      corresponding portfolio)          ending    ending      ending     ending      of portfolio
                                       12/31/02    12/31/02   12/31/02    12/31/02    operations
                                                                                      to 12/31/02

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

  AEGON/Transamerica Capital           -20.97%     -16.73%       NA         NA          -2.59%        05/01/02        -19.43%
Guardian
  Global - Initial Class (2/2/98) 1

----------------------------------------------------------------------------------------------------------------------------------

  AEGON/Transamerica Capital                                                            5.94%         05/01/02        -22.29%
Guardian                               -22.15%     -5.46%      -3.21%       NA
  Value - Initial Class (5/27/93)

----------------------------------------------------------------------------------------------------------------------------------

  AEGON/Transamerica Federated                                                          8.78%         05/01/02         -7.35%
  Growth & Income - Initial Class      -0.85%      12.63%      6.29%        NA

  (3/1/94)
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

AEGON/Transamerica PIMCO Total            NA          NA         NA          NA          4.96%         05/01/03          NA
Return - Initial Class (05/01/02)

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

AEGON/Transamerica Transamerica        -23.65%     -18.19%      0.84%      13.71%         NA           08/28/00        -25.26%
Equity - Initial Class (2/26/69) 3

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

AEGON/Transamerica Transamerica                                                          2.19%         08/28/00         1.14%
Money Market - Initial Class            -0.50%      1.73%        NA          NA
(1/2/98)4

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

AEGON/Transamerica Van Kampen                                                            8.66%         06/01/01        -32.07%
Emerging Growth - Initial Class        -34.29%     -28.05%      0.21%        NA

(3/1/93) 1
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Alger American Income & Growth -       -32.36%     -17.99%      0.07%      7.41%         7.47%         08/28/00        -25.13%
Class O (11/15/88)

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

AllianceBernstein VP Growth and        -23.68%      -5.75%       NA          NA         -4.64%         08/28/00        -11.52%
Income - Class B (6/1/99)

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

AllianceBernstein VP Premier Growth    -32.11%     -23.37%       NA          NA         -17.91%        08/28/00        -30.60%
- Class B (7/14/99)

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Dreyfus Investment Portfolios -        -14.08%      -4.62%       NA          NA         -2.02%         06/01/01        -12.28%
MidCap Stock Portfolio - Initial
Shares

(5/1/98)
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

The Dreyfus Socially Responsible       -30.24%     -22.63%     -5.55%        NA          5.15%         06/01/01        -28.11%
Growth Fund, Inc. - Initial Shares

(10/7/93)
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Dreyfus VIF - Appreciation             -18.22%     -10.77%     -0.13%        NA          8.20%         08/28/00        -15.51%
Portfolio -

Initial Shares (4/5/93)
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Dreyfus VIF  Developing Leaders                                                         22.21%         08/28/00        -14.94%
Portfolio - Initial Shares             -20.59%      -6.61%     -1.36%      10.53%
(8/31/90) 1, 2

----------------------------------------------------------------------------------------------------------------------------------

  Fidelity VIP Contrafund(R)                                                           -10.46%        05/01/02        -13.92%
Portfolio -                            -11.24%       NA          NA         NA

  Service Class 2 (1/12/00)
----------------------------------------------------------------------------------------------------------------------------------

  Fidelity VIP Equity-Income                                                            -6.49%        05/01/02        -18.36%
Portfolio -                            -18.66%       NA          NA         NA

  Service Class 2 (1/12/00)
----------------------------------------------------------------------------------------------------------------------------------

  Fidelity VIP Index 500 Portfolio                                                     -15.94%        05/01/02        -19.25%
-                                      -23.87%       NA          NA         NA

  Service Class 2 (1/12/00)
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Franklin Small Cap Fund - Class 2      -29.99%     -21.30%       NA          NA         -2.46%         06/01/01        -23.80%

(1/6/99) 1
----------------------------------------------------------------------------------------------------------------------------------

  Franklin Small Cap Value                                                              4.45%         05/01/02        -20.84%
Securities                             -10.91%      6.92%        NA         NA

  Fund - Class 2 (1/6/99) 1
----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced             -8.36%      -6.31%       NA          NA         -6.31%         08/28/00        -8.65%
- Service Shares (12/31/99)

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Janus Aspen Series Worldwide Growth    -27.06%     -23.01%       NA          NA         -23.00%        08/28/00        -29.05%
-- Service Shares (12/31/99) 1

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

MFS(R)Emerging Growth Series -          -34.97%     -30.54%     -5.17%        NA          2.80%         08/28/00        -37.82%
Initial Shares (7/24/95) 1

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

MFS(R)Investors Trust Series -          -22.40%     -14.37%     -4.60%        NA          3.78%         08/28/00        -19.35%
Initial Shares (10/9/95)

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

MFS(R)Research Series - Initial                                                           2.82%         08/28/00        -27.35%
Shares                                 -25.91%     -18.81%     -4.62%        NA

(7/26/95)
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Miller Anderson  UIF Core Plus          5.40%       7.27%       4.79%        NA          5.31%         08/28/00         7.50%
Fixed Income -  Class 1(1/2/97) 5

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Miller Anderson  UIF High Yield         -8.94%      -9.15%     -4.09%        NA         -1.65%         08/28/00        -10.21%
-Class 1 (1/2/97) 1, 5

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

PIMCO Advisors VIT OpCap               -18.39%      -6.35%     -2.29%      7.25%        10.64%         08/28/00        -7.61%
Managed Portfolio (8/1/88) 6

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

PIMCO Advisors VIT OpCap Small Cap     -23.06%      5.05%      -0.04%      6.07%         8.54%         08/28/00        -1.60%
Portfolio (8/1/88) 1, 7

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

PIMCO VIT StocksPLUS Growth &          -21.67%     -15.41%     -1.86%        NA         -1.86%         08/28/00        -20.13%
Income - Admin Class (12/31/97)

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------
------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Van Kampen UIF Emerging Markets        -10.54%     -21.02%     -6.89%        NA         -6.13%         08/28/00        -21.87%
Equity - Class 1 (10/1/96) 1, 5

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Van Kampen UIF International           -18.32%     -17.75%     -6.05%        NA         -4.24%         08/28/00        -20.11%
Magnum - Class 1 (1/2/97) 1, 5

------------------------------------- ----------- ----------- ---------- ----------- -------------- --------------- --------------

Notes:

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. An investment in the Money Market sub-account is not insured or guaranteed by the FDIC or any other Government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money in this Portfolio.


The Class B shares of the Alliance VP Series, the Service Shares of the Janus
Aspen Series, and the Class 2 shares of the Franklin Small Cap Fund and the
Franklin Small Cap Value Securities Fund began operations during 1999. The service Class 2 shares of the Fidelity VIP Equity Income Portfolio, Fidelity VIP
Contrafund Portfolio, and the Fidelity VIP Index 500 Portfolio began operations in 2000. No performance is shown for the sub-accounts which predates the commencement of these classes of shares.

1. Investing in these types of sub-accounts may involve greater risks. As a result, these funds may experience greater price volatility.
2. Portfolio name effective January 2, 2003; formerly, Dreyfus VIF-Small Cap Portfolio-Initial Shares. Performance prior to January 2, 2003 is that of Dreyfus VIF-Small Cap Portfolio-Initial Shares.
3. The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, the Growth Portfolio of the Transamerica Variable Insurance Fund, Inc.
4. Before May 1, 2002, this Portfolio was sub-advised by J.P. Morgan Investment Management, Inc. Performance prior to May 1, 2002, reflects that of Money Market Portfolio of Transamerica Variable Insurance Fund, Inc.
5. Morgan Stanley Investment Management Inc. does business in certain instances using the name "Van Kampen" or "Miller Anderson."
6. On September 16, 1994, an investment company which began operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - the Old Trust and the present PIMCO Advisors VIT (formerly OCC Accumulation Trust, the "Present Trust") - at which time the Present Trust began operations. For the period before September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.
7. On September 16, 1994, an investment company which began operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds - at which time the Present Trust began operations. For the period before September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.



DISTRIBUTION OF THE CONTRACT

Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as principal underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V. TSSC is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

TSSC has entered into sales agreements with other broker-dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker-dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

Under the agreements, applications for contracts will be sold by broker-dealers which will receive compensation as described in the prospectus.

The offering of the contracts is expected to be continuous and TSSC does not anticipate discontinuing the offering of the contracts. However, TSSC reserves the right to discontinue the offering of the contracts.


TSSC received sales compensation with respect to the policy in the amount of $ 2,292,467.98 during fiscal year 2002 and in the amount of $1,809,458.18 during fiscal year 2001 as underwriter of Separate Account VA-8; no amounts were retained by TSSC. TSSC's expenses related to its role as principal underwriter of variable insurance products are covered by those affiliated insurance companies which issue the contracts. Under the sales agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. This percentage may be up to 9% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.



SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.


STATE REGULATION

We are subject to the insurance laws and regulations of all the states where we are licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contract will be modified accordingly.

RECORDS AND REPORTS


All records and accounts relating to the variable account will be maintained by us or by our Service Office. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.


FINANCIAL STATEMENTS


This Statement of Additional Information contains the financial statements of the sub-accounts of the variable account as of December 31, 2002, and for the period then ended December 31, 2002.



The statutory-basis financial statements and schedules for Transamerica as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets in the variable account.

APPENDIX

         Accumulation Transfer Formula

         Transfers after the annuity date are implemented according to the following formulas:

         (1) Determine the number of units to be transferred from the variable sub-account as follows: = AT/AUV1

         (2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):
         = UNIT1 AT/AUV1

         (3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):
         = UNIT2 + AT/AUV2

         (4) Subsequent variable accumulation payments will reflect the changes in variable accumulation units in each variable sub-account as of the next variable accumulation payment's due date.

         Where:

         (AUV1) is the variable accumulation unit value of the variable sub-account that the transfer is being made from as of the end of the valuation period in which the transfer request was received.

         (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

         (UNIT1) is the number of variable accumulation units in the variable sub-account that the transfer is being made from, before the transfer.

         (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

         (AT) is the dollar amount being transferred from the variable sub-account.

AUDITED FINANCIAL STATEMENTS
Transamerica Life Insurance and Annuity Company Separate Account VA-8 Year ended December 31, 2002 with Report of Independent Auditors

                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                          Audited Financial Statements

                          Year ended December 31, 2002




                                    Contents

Report of Independent Auditors......................................................................1

Audited Financial Statements

Statement of Assets and Liabilities.................................................................3
Statement of Operations............................................................................10
Statement of Changes in Net Assets - Year ended December 31, 2002..................................17
Statement of Changes in Net Assets - Year ended December 31, 2001..................................24
Notes to Financial Statements......................................................................29


[GRAPHIC OMITTED]       725 South Figueroa Street        Phone: (213) 977-3200
                        Los Angeles, California 90017-5418      www.ey.com






                         Report of Independent Auditors

Contract Owners of Separate Account VA-8 of Transamerica Life Insurance and Annuity Company
The Board of Directors, Transamerica Life Insurance and Annuity Company

We have audited the accompanying statement of assets and liabilities of Separate Account VA-8 of Transamerica Life Insurance and Annuity Company (comprised of the Alger American Income & Growth, Alliance VP Growth & Income, Alliance VP Premier Growth, Dreyfus Appreciation, Dreyfus Small Cap, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Emerging Growth, MFS(R) Investors Trust, MFS(R) Research, Van Kampen UIF Emerging Markets Equity, MA UIF Fixed Income, MA UIF High Yield, Van Kampen UIF International Magnum, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Fidelity VIP Index 500, Franklin Small Cap, Franklin Small Cap Value, Franklin Technology Securities, PIMCO VIT Stocks Plus Growth & Income, Dreyfus Socially Responsible Growth, Dreyfus MidCap, AEGON/TA Van Kampen Emerging Growth, AEGON/TA Capital Guardian Global, AEGON/TA Capital Guardian Value, AEGON/TA Federated Growth and Income, AEGON/TA Transamerica Equity and AEGON/TA Transamerica Money Market sub-accounts) as of December 31, 2002, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of Separate Account VA-8's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Separate Account VA-8 of Transamerica Life Insurance and Annuity Company at December 31, 2002, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                [GRAPHIC OMITTED]

March 31, 2003


                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Assets and Liabilities

                                December 31, 2002


                                                                       Sub-accounts
                                        ----------------------------------------------------------------------------
                                        Alger American   Alliance VP    Alliance VP      Dreyfus     Dreyfus Small
                                        Income & GrowthGrowth & IncomePremier Growth  Appreciation        Cap
--------------------------------------------------------------------------------------------------------------------
Assets
Investments, at fair value                $  1,640,505   $  1,461,571   $  1,477,457   $    507,674   $  3,825,458
Dividends receivable                                 -              -              -              -              -
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

Net assets                                $  1,640,505   $  1,461,571   $  1,477,457   $    507,674   $  3,825,458
                                        ============================================================================

Base unit value                           $      5.10    $      7.54    $      4.28    $      6.79    $      6.85

GMIB unit value                           $      5.06    $      7.48    $      4.24    $      6.73    $      6.80

Base accumulation units outstanding        160,470.34      67,914.41      71,417.48      26,623.57     147,500.12

GMIB accumulation units outstanding        162,551.35     126,969.76     276,416.57      48,589.53     414,152.43

Investment sub-account information

Number of mutual fund shares               226,589.05       88,633.79      85,451.53      17,639.80    134,699.24

Net asset value per share                 $      7.24    $     16.49    $     17.29    $     28.78     $    28.40

Investments, at cost                      $  2,179,305   $  1,709,470   $  1,779,589   $    599,109   $ 4,485,453





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002


                                                                       Sub-accounts
                                        ----------------------------------------------------------------------------
                                          Janus Aspen    Janus Aspen   MFSR Emerging MFSR Investors  MFSR Research
                                         Series Balanced  Series
                                                          Worldwide
                                                          Growth         Growth          Trust
--------------------------------------------------------------------------------------------------------------------
Assets
Investments, at fair value                $  4,938,815   $  2,423,984   $    735,864   $    885,558   $    315,170
Dividends receivable                                 -              -              -              -              -
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

Net assets                                $  4,938,815   $  2,423,984   $    735,864   $    885,558   $    315,170
                                        ============================================================================

Base unit value                           $      8.12    $      4.51    $      3.33    $      6.09    $      4.78

GMIB unit value                           $      8.05    $      4.47    $      3.30    $      6.04    $      4.74

Base accumulation unit outstanding         229,277.86     209,297.70     156,677.37      62,493.75      61,773.29

GMIB units outstanding                     382,442.99     331,103.37      64,798.78      83,652.62       4,153.75

Investment sub-account information

Number of mutual fund shares               231,651.72     115,703.29      61,785.43      65,742.96      29,236.58

Net asset value per share                 $     21.32    $     20.95     $    11.91    $     13.47     $    10.78

Investments, at cost                      $  5,291,532   $  2,940,704   $  1,050,478   $  1,048,859   $    421,480







                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002


                                                                       Sub-accounts
--------------------------------------------------------------------------------------------------------------------
                                        Van Kampen UIF  MA UIF Fixed    MA UIF High  Van Kampen UIF       OCC
                                           Emerging                                   International  Accumulation
                                        Markets Equity     Income          Yield         Magnum      Trust Managed
--------------------------------------------------------------------------------------------------------------------
Assets
Investments, at fair value                $    177,920   $    606,415   $    125,465   $    198,641   $  1,034,174
Dividends receivable                                 -              -             -               -              -
                                        ----------------------------------------------------------------------------

Net assets                                $    177,920   $    606,415   $    125,465   $    198,641   $  1,034,174
                                        ============================================================================

Base unit value                           $      5.60    $     11.85     $     7.78    $      5.94     $     8.35

GMIB unit value                           $      5.56    $     11.75     $     7.72    $      5.90     $     8.28

Base accumulation units outstanding         28,666.01      33,065.46       5,880.23      29,407.70      23,982.10

GMIB accumulation units outstanding          3,106.01      18,266.94      10,322.89       4,039.94     100,654.54

Investment sub-account information

Number of mutual fund shares                29,457.03      54,533.75      22,245.58      25,532.31      31,558.56

Net asset value per share                 $      6.04    $     11.12    $      5.64    $      7.78    $     32.77

Investments, at cost                      $    188,855   $    615,922   $    138,580   $    239,046   $  1,166,701






                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002


                                                                       Sub-accounts
--------------------------------------------------------------------------------------------------------------------
                                              OCC         AEGON/TA       AEGON/TA    Franklin Small    Franklin
                                         Accumulation
                                             Trust      Transamerica   Transamerica                   Technology
                                           Small Cap       Equity      Money Market        Cap        Securities
--------------------------------------------------------------------------------------------------------------------
Assets
Investments, at fair value                $    864,961   $  6,249,431   $  1,879,628   $     66,599   $     76,256
Dividends receivable                                 -              -             60              -              -
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

Net assets                                $    864,961   $  6,249,431   $  1,879,688   $     66,599   $     76,256
                                        ============================================================================

Base unit value                           $      9.63    $      5.09    $     10.28    $      6.63    $      4.73

GMIB unit value                           $      9.55    $      5.05            N/A    $      6.60    $      4.70

Base accumulation units outstanding         40,579.22     390,658.34     182,781.72       3,054.75       1,890.78

GMIB accumulation units outstanding         49,634.73     843,569.13              -       7,022.27      14,317.38

Investment sub-account information

Number of mutual fund shares                40,193.37     454,834.83   1,879,687.74       5,244.01      25,503.75

Net asset value per share                 $     21.52    $     13.74    $      1.00    $     12.70    $      2.99

Investments, at cost                      $  1,043,548   $  7,165,269   $  1,879,628   $     74,102   $    104,381







                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002


                                                                       Sub-accounts
--------------------------------------------------------------------------------------------------------------------
                                           PIMCO VIT       Dreyfus    Dreyfus Midcap  AEGON/TA      Franklin Small
                                         Stocks Plus   Socially                         Van Kampen
                                        Growth & Income  Responsible                  Emerging
                                                          Growth                        Growth        Cap Value
--------------------------------------------------------------------------------------------------------------------
Assets
Investments, at fair value                $    239,232   $    136,002   $    393,059   $     79,977   $      3,952
Dividends receivable                                 -              -             -               -              -
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

Net assets                                $    239,232   $    136,002   $    393,059   $     79,977   $      3,952
                                        ============================================================================

Base unit value                           $      5.95    $      6.01     $     8.32    $      5.51     $     7.91

GMIB unit value                           $      5.90    $      5.98     $     8.27    $      5.48     $     7.90

Base accumulation units outstanding         16,767.57       3,976.10      18,364.71       4,540.21         352.42

GMIB accumulation units outstanding         23,659.61      18,748.15      29,044.11      10,025.08         147.28

Investment sub-account information

Number of mutual fund shares                32,997.55       7,195.89      32,646.07       6,152.09         411.21

Net asset value per share                 $      7.25    $     18.90    $     12.04    $     13.00    $      9.61

Investments, at cost                      $    264,420   $    151,897   $    430,512   $    100,190   $      3,982



                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002


                                                                                   Sub-accounts
-----------------------------------------------------------------------------------------------------------------
                                                                    Fidelity VIP   Fidelity VIP   Fidelity VIP
                                                                    Equity Income   Contrafund      Index 500
-----------------------------------------------------------------------------------------------------------------
Assets
Investments, at fair value                                           $      1,140   $     68,378   $     49,116
Dividends receivable                                                            -              -             -
                                                                   ----------------------------------------------

Net assets                                                           $      1,140   $     68,378   $     49,116
                                                                   ==============================================

Base unit value                                                      $      8.24    $      8.68     $     8.15

GMIB unit value                                                      $      8.22    $      8.66     $     8.13

Base accumulation units outstanding                                       138.29         199.46          88.55

GMIB accumulation units outstanding                                             -      7,697.07       5,951.24

Investment sub-account information

Number of mutual fund shares                                               63.33       3,809.35         494.67

Net asset value per share                                            $     18.00    $     17.95    $     99.29

Investments, at cost                                                 $      1,142   $     68,732   $     49,218





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002


                                                                                       Sub-accounts
---------------------------------------------------------------------------------------------------------------------
                                                                          AEGON/TA       AEGON/TA       AEGON/TA
                                                                          Federated       Capital        Capital
                                                                       Growth & IncomeGuardian Value Guardian Global
---------------------------------------------------------------------------------------------------------------------
Assets
Investments, at fair value                                               $    102,633   $     96,148   $     64,719
Dividends receivable                                                                -              -              -
                                                                       ----------------------------------------------

Net assets                                                               $    102,633   $     96,148   $     64,719
                                                                       ==============================================
                                                                       ==============================================

Base unit value                                                          $      9.31     $     7.86    $      8.13

GMIB unit value                                                          $      9.29     $     7.85    $      8.11

Base accumulation units outstanding                                         1,624.69       6,544.61       4,843.85

GMIB accumulation units outstanding                                         9,423.26       5,694.11       3,123.07

Investment sub-account information

Number of mutual fund shares                                                7,152.12       7,311.63       7,622.93

Net asset value per share                                                $     14.35    $     13.15    $      8.49

Investments, at cost                                                     $    100,152   $     91,614   $     62,154

See accompanying notes.






                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                             Statement of Operations

                          Year ended December 31, 2002


------------------------------------------
                                                                        Sub-accounts
                                         ----------------------------------------------------------------------------
                                         Alger American   Alliance VP    Alliance VP      Dreyfus     Dreyfus Small
                                         Income & GrowthGrowth & IncomePremier Growth  Appreciation        Cap
---------------------------------------------------------------------------------------------------------------------

------------------------------------------
Investment Income
   Dividend - ordinary                     $      9,509   $     5,362    $         -    $      6,231   $     1,603
   Dividend - capital gain distributions              -        32,963              -               -             -
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------
                                                  9,509        38,325              -           6,231         1,603
------------------------------------------

Expenses
   Mortality and expense risk and
     administrative expense charge              (26,943)      (18,377)       (26,381)         (8,612)      (61,926)
   GMIB charge                                   (2,386)       (2,418)        (3,861)         (1,052)       (8,594)
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Net investment income (loss)                    (19,820)       17,530        (30,242)         (3,433)      (68,917)

Net realized and unrealized gains
   (losses) on investments
     Realized gain (loss) on investment
       transactions                             (90,829)      (40,066)      (372,459)        (22,007)     (224,615)
     Unrealized appreciation
       (depreciation) of investments           (495,375)     (254,861)      (174,380)        (77,407)     (548,358)
                                         ----------------------------------------------------------------------------

Net gains (losses) in investments              (586,204)     (294,927)      (546,839)        (99,414)     (772,973)
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Net increase (decrease) in net assets
   resulting from operations               $   (606,024)  $  (277,397)   $  (577,081)   $   (102,847)  $  (841,890)
                                         ============================================================================






                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Operations (continued)

                          Year ended December 31, 2002


                                                                        Sub-accounts
                                        ----------------------------------------------------------------------------
                                          Janus Aspen    Janus Aspen   MFSR Emerging MFSR Investors  MFSR Research
                                         Series Balanced  Series
                                                          Worldwide
                                                          Growth         Growth          Trust

------------------------------------------
Investment Income
   Dividend - ordinary                     $    92,719    $    15,284    $         -   $    3,455     $       764
   Dividend - capital gain distributions             -              -              -            -               -
                                         ---------------------------------------------------------------------------
                                         ---------------------------------------------------------------------------
                                                92,719         15,284              -        3,455             764
------------------------------------------

Expenses
   Mortality and expense risk and
     administrative expense charge             (72,578)       (41,204)       (13,181)     (12,643)         (5,490)
   GMIB charge                                  (8,815)        (4,762)          (648)      (1,328)            (46)
                                         ---------------------------------------------------------------------------
                                         ---------------------------------------------------------------------------

Net investment income (loss)                    11,326        (30,682)       (13,829)     (10,516)         (4,772)

Net realized and unrealized gains
   (losses) on investments
     Realized gain (loss) on investment
       transactions                            (69,732)      (376,245)       (55,984)     (12,029)        (24,541)
     Unrealized appreciation
       (depreciation) of investments          (314,209)      (324,740)      (259,140)    (159,638)        (65,931)
                                         ---------------------------------------------------------------------------

Net gains (losses) in investments             (383,941)      (700,985)      (315,124)    (171,667)        (90,472)
                                         ---------------------------------------------------------------------------
                                         ---------------------------------------------------------------------------

Net increase (decrease) in net assets
   resulting from operations               $  (372,615)   $  (731,667)   $  (328,953)  $ (182,183)    $   (95,244)
                                         ===========================================================================






                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Operations (continued)

                          Year ended December 31, 2002


                                                                        Sub-accounts
---------------------------------------------------------------------------------------------------------------------
                                         Van Kampen UIF  MA UIF Fixed    MA UIF High  Van Kampen UIF       OCC
                                            Emerging                                   International  Accumulation
                                         Markets Equity     Income          Yield         Magnum      Trust Managed
---------------------------------------------------------------------------------------------------------------------

------------------------------------------
Investment Income
   Dividend - ordinary                     $          -   $     21,173   $    12,261    $     2,226    $     9,446
   Dividend - capital gain distributions              -          3,819             -              -              -
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------
                                                      -         24,992        12,261          2,226          9,446
------------------------------------------

Expenses
   Mortality and expense risk and
     administrative expense charge               (2,792)        (6,944)       (1,395)        (3,654)       (13,007)
   GMIB charge                                      (38)          (359)         (179)           (79)        (2,016)
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Net investment income (loss)                     (2,830)        17,689        10,687         (1,507)        (5,577)

Net realized and unrealized gains
   (losses) on investments
     Realized gain (loss) on investment
       transactions                                (157)        (1,358)       (5,675)        (2,052)       (21,928)
     Unrealized appreciation
       (depreciation) of investments            (16,578)         3,361        (9,876)       (38,477)      (129,426)
                                         ----------------------------------------------------------------------------

Net gains (losses) in investments               (16,735)         2,003       (15,551)       (40,529)      (151,354)
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Net increase (decrease) in net assets
   resulting from operations               $    (19,565)  $     19,692   $    (4,864)   $   (42,036)   $  (156,931)
                                         ============================================================================





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Operations (continued)

                          Year ended December 31, 2002


                                                                       Sub-accounts
--------------------------------------------------------------------------------------------------------------------
                                              OCC         AEGON/TA       AEGON/TA    Franklin Small    Franklin
                                         Accumulation
                                             Trust      Transamerica   Transamerica                   Technology
                                           Small Cap       Equity      Money Market        Cap        Securities
--------------------------------------------------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

-----------------------------------------
Investment Income
   Dividend - ordinary                    $        305   $         -    $    16,689    $        87    $         -
   Dividend - capital gain distributions        66,124             -              -              -              -
                                        ----------------------------------------------------------------------------
                                                66,429             -         16,689             87              -
-----------------------------------------

Expenses
   Mortality and expense risk and
     administrative expense charge             (11,172)      (91,599)       (22,249)          (607)        (1,044)
   GMIB charge                                    (979)      (11,770)             -            (88)          (191)
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

Net investment income (loss)                    54,278      (103,369)        (5,560)          (608)        (1,235)

Net realized and unrealized gains
   (losses) on investments
     Realized gain (loss) on investment
       transactions                            (39,396)     (552,480)             -         (1,755)          (582)
     Unrealized appreciation
       (depreciation) of investments          (197,572)     (707,716)             -         (8,145)       (31,869)
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

Net gains (losses) in investments             (236,968)   (1,260,196)             -         (9,900)       (32,451)
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

Net increase (decrease) in net assets
   resulting from operations              $   (182,690)  $(1,363,565)   $    (5,560)   $   (10,508)   $   (33,686)
                                        ============================================================================





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Operations (continued)

                          Year ended December 31, 2002


                                                                       Sub-accounts
--------------------------------------------------------------------------------------------------------------------
                                           PIMCO VIT       Dreyfus    Dreyfus Midcap  AEGON/TA Van  Franklin Small
                                          Stocks Plus   Socially                        Kampen
                                         Growth & Income  Responsible                  Emerging Growth
                                                           Growth                                     Cap Value
--------------------------------------------------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

-----------------------------------------
Investment Income
   Dividend - ordinary                    $      4,884   $        354   $     1,136    $        76    $         -
   Dividend - capital gain distributions             -              -             -              -              -
                                        ----------------------------------------------------------------------------
                                                 4,884            354         1,136             76              -
-----------------------------------------

Expenses
   Mortality and expense risk and
     administrative expense charge              (2,672)          (993)       (4,029)          (929)           (11)
   GMIB charge                                    (261)          (159)         (507)          (137)             -
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

Net investment income (loss)                     1,951           (798)       (3,400)          (990)           (11)

Net realized and unrealized gains
   (losses) on investments
     Realized gain (loss) on investment
       transactions                             (9,941)        (1,255)        2,608           (939)            (2)
     Unrealized appreciation
       (depreciation) of investments           (22,074)       (15,700)      (43,024)       (20,280)           (30)
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

Net gains (losses) in investments              (32,015)       (16,955)      (40,416)       (21,219)           (32)
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

Net increase (decrease) in net assets
   resulting from operations              $    (30,064)  $    (17,753)  $   (43,816)   $   (22,209)   $       (43)
                                        ============================================================================





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Operations (continued)

                          Year ended December 31, 2002


                                                                                     Sub-accounts
-------------------------------------------------------------------------------------------------------------------
                                                                      Fidelity VIP   Fidelity VIP   Fidelity VIP
                                                                      Equity Income   Contrafund      Index 500
-------------------------------------------------------------------------------------------------------------------
                                                                     ----------------------------------------------

----------------------------------------------------------------------
Investment Income
   Dividend - ordinary                                                 $          -   $         -    $         -
   Dividend - capital gain distributions                                          -             -              -
                                                                     ----------------------------------------------
                                                                                  -             -              -
----------------------------------------------------------------------

Expenses
   Mortality and expense risk and administrative expense charge                  (2)         (187)          (141)
   GMIB charge                                                                    -           (37)           (28)
                                                                     ----------------------------------------------
                                                                     ----------------------------------------------

Net investment income (loss)                                                     (2)         (224)          (169)

Net realized and unrealized gains (losses) on investments
     Realized gain (loss) on investment transactions                              -             7            166
     Unrealized appreciation (depreciation) of investments                       (2)         (354)          (102)
                                                                     ----------------------------------------------
                                                                     ----------------------------------------------

Net gains (losses) in investments                                                (2)         (347)            64
                                                                     ----------------------------------------------
                                                                     ----------------------------------------------

Net increase (decrease) in net assets resulting from operations        $         (4)  $      (571)   $      (105)
                                                                     ==============================================





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Operations (continued)

                          Year ended December 31, 2002


                                                                                    Sub-accounts
-------------------------------------------------------------------------------------------------------------------
                                                                       AEGON/TA       AEGON/TA        AEGON/TA
                                                                      Federated        Capital        Capital
                                                                   Growth & Income Guardian Value Guardian Global
-------------------------------------------------------------------------------------------------------------------
                                                                   ------------------------------------------------

--------------------------------------------------------------------
Investment Income
   Dividend - ordinary                                               $         14    $     7,495    $          3
   Dividend - capital gain distributions                                        3              -               -
                                                                   ------------------------------------------------
                                                                               17          7,495               3
--------------------------------------------------------------------

Expenses
   Mortality and expense risk and administrative expense charge              (299)        (1,167)           (235)
   GMIB charge                                                                (49)           (61)            (22)
                                                                   ------------------------------------------------
                                                                   ------------------------------------------------

Net investment income (loss)                                                 (331)         6,267            (254)

Net realized and unrealized gains (losses) on investments
     Realized gain (loss) on investment transactions                          (41)       (50,476)           (895)
     Unrealized appreciation (depreciation) of investments                  2,481          4,534           2,565
                                                                   ------------------------------------------------
                                                                   ------------------------------------------------

Net gains (losses) in investments                                           2,440        (45,942)          1,670
                                                                   ------------------------------------------------
                                                                   ------------------------------------------------

Net increase (decrease) in net assets resulting from operations      $      2,109    $   (39,675)   $      1,416
                                                                   ================================================

See accompanying notes.





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Changes in Net Assets

                          Year ended December 31, 2002


                                                                       Sub-accounts
--------------------------------------------------------------------------------------------------------------------
                                        Alger American   Alliance VP    Alliance VP      Dreyfus     Dreyfus Small
                                        Income & GrowthGrowth & IncomePremier Growth  Appreciation        Cap
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Operations
Net investment income (loss)              $    (19,820)  $     17,530   $    (30,242)  $     (3,433)  $    (68,917)
Realized gain (loss) on investments            (90,829)       (40,066)      (372,459)       (22,007)      (224,615)
Unrealized appreciation (depreciation)
   of investments                             (495,375)      (254,861)      (174,380)       (77,407)      (548,358)
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

Increase (decrease) in net assets
   resulting from operations                  (606,024)      (277,397)      (577,081)      (102,847)      (841,890)

Contract transactions
Deposits                                       541,525        681,617        472,578        138,852      1,457,835
Withdrawals                                    (86,685)       (24,425)       (32,851)       (16,088)      (140,981)
Transfers between sub-accounts                 339,025        544,837         25,042         24,404        499,905
                                        ----------------------------------------------------------------------------

Net increase in net assets from
   contract transactions                       793,865      1,202,029        464,769        147,168      1,816,759
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

Increase (decrease) in net assets              187,841        924,632       (112,312)        44,321        974,869

Net assets, at beginning of year             1,452,664        536,939      1,589,769        463,353      2,850,589
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------

Net assets, at end of year                $  1,640,505   $  1,461,571   $  1,477,457   $    507,674   $  3,825,458
                                        ============================================================================






                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2002


                                                                         Sub-accounts
                                        ----------------------------------------------------------------------------
                                          Janus Aspen    Janus Aspen   MFSR Emerging MFSR Investors  MFSR Research
                                         Series Balanced  Series
                                                          Worldwide
                                                          Growth         Growth          Trust
--------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Operations
Net investment income (loss)                  $    11,326   $   (30,682)  $  (13,829)   $  (10,516)   $   (4,772)
Realized gain (loss) on investments               (69,732)     (376,245)     (55,984)      (12,029)      (24,541)
Unrealized appreciation (depreciation) of
   investments                                   (314,209)     (324,740)    (259,140)     (159,638)      (65,931)
                                            ------------------------------------------------------------------------
                                            ------------------------------------------------------------------------

Increase (decrease) in net assets resulting
   from operations                               (372,615)     (731,667)    (328,953)     (182,183)      (95,244)

Contract transactions
Deposits                                        1,336,686       915,529      252,508       212,636        76,510
Withdrawals                                      (106,942)      (79,757)     (20,218)      (14,304)       (6,958)
Transfers between sub-accounts                    929,023       132,012       74,293       380,674       (13,755)
                                            ------------------------------------------------------------------------

Net increase in net assets from contract
   transactions                                 2,158,767       967,784      306,583       579,006        55,797
                                            ------------------------------------------------------------------------
                                            ------------------------------------------------------------------------

Increase (decrease) in net assets               1,786,152       236,117      (22,370)      396,823       (39,447)

Net assets, at beginning of year                3,152,663     2,187,867      758,234       488,735       354,617
                                            ------------------------------------------------------------------------
                                            ------------------------------------------------------------------------

Net assets, at end of year                    $ 4,938,815   $ 2,423,984   $  735,864    $  885,558    $  315,170
                                            ========================================================================







                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2002


                                                                        Sub-accounts
---------------------------------------------------------------------------------------------------------------------
                                         Van Kampen UIF  MA UIF Fixed    MA UIF High  Van Kampen UIF       OCC
                                            Emerging                                   International  Accumulation
                                         Markets Equity     Income          Yield         Magnum      Trust Managed
---------------------------------------------------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

------------------------------------------
Operations
Net investment income (loss)               $     (2,830)  $    17,689    $    10,687    $    (1,507)   $     (5,577)
Realized gain (loss) on investments                (157)       (1,358)        (5,675)        (2,052)        (21,928)
Unrealized appreciation (depreciation)
   of investments                               (16,578)        3,361         (9,876)       (38,477)       (129,426)
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Increase (decrease) in net assets
   resulting from operations                    (19,565)       19,692         (4,864)       (42,036)       (156,931)

Contract transactions
Deposits                                         33,799       178,215         45,841         96,418         357,654
Withdrawals                                      (3,175)      (18,361)       (11,780)        (3,927)        (50,199)
Transfers between sub-accounts                   34,269       184,652         68,333         13,251         445,499
                                         ----------------------------------------------------------------------------

Net increase in net assets from contract
   transactions                                  64,893       344,506        102,394        105,742         752,954
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Increase (decrease) in net assets                45,328       364,198         97,530         63,706         596,023

Net assets, at beginning of year                132,592       242,217         27,935        134,935         438,151
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Net assets, at end of year                 $    177,920   $   606,415    $   125,465    $   198,641    $  1,034,174
                                         ============================================================================







                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2002


                                                                        Sub-accounts
---------------------------------------------------------------------------------------------------------------------
                                               OCC         AEGON/TA       AEGON/TA    Franklin Small    Franklin
                                          Accumulation   Transamerica   Transamerica                   Technology
                                         Trust Small Cap    Equity      Money Market        Cap        Securities
---------------------------------------------------------------------------------------------------------------------

------------------------------------------
Operations
Net investment income (loss)               $     54,278   $  (103,369)   $     (5,560)  $      (608)   $     (1,235)
Realized gain (loss) on investments             (39,396)     (552,480)              -        (1,755)           (582)
Unrealized appreciation (depreciation)
   of investments                              (197,572)     (707,716)              -        (8,145)        (31,869)
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Increase (decrease) in net assets
   resulting from operations                   (182,690)   (1,363,565)         (5,560)      (10,508)        (33,686)

Contract transactions
Deposits                                        419,092     2,286,357       7,301,666        23,071          21,955
Withdrawals                                     (10,814)     (186,406)       (401,521)         (513)            (61)
Transfers between sub-accounts                  322,804     1,215,702      (6,231,979)       43,008          39,352
                                         ----------------------------------------------------------------------------

Net increase in net assets from contract
   transactions                                 731,082     3,315,653         668,166        65,566          61,246
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Increase (decrease) in net assets               548,392     1,952,088         662,606        55,058          27,560

Net assets, at beginning of year                316,569     4,297,343       1,217,082        11,541          48,696
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Net assets, at end of year                 $    864,961   $ 6,249,431    $  1,879,688   $    66,599    $     76,256
                                         ============================================================================






                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2002


                                                                        Sub-accounts
---------------------------------------------------------------------------------------------------------------------
                                            PIMCO VIT       Dreyfus    Dreyfus Midcap  AEGON/TA Van  Franklin Small
                                          Stocks Plus    Socially                       Kampen
                                          Growth & Income  Responsible                  Emerging Growth
                                                           Growth                                     Cap Value
---------------------------------------------------------------------------------------------------------------------

------------------------------------------
Operations
Net investment income (loss)               $      1,951   $      (798)   $    (3,400)   $      (990)   $        (11)
Realized gain (loss) on investments              (9,941)       (1,255)         2,608           (939)             (2)
Unrealized appreciation (depreciation)
   of investments                               (22,074)      (15,700)       (43,024)       (20,280)            (30)
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Increase (decrease) in net assets
   resulting from operations                    (30,064)      (17,753)       (43,816)       (22,209)            (43)

Contract transactions
Deposits                                         69,792        38,495        136,025         23,501           1,413
Withdrawals                                      (3,520)          (60)        (2,325)        (1,320)             (1)
Transfers between sub-accounts                  105,239       102,487        219,668         72,369           2,583
                                         ----------------------------------------------------------------------------

Net increase in net assets from contract
   transactions                                 171,511       140,922        353,368         94,550           3,995
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Increase (decrease) in net assets               141,447       123,169        309,552         72,341           3,952

Net assets, at beginning of year                 97,785        12,833         83,507          7,636               -
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Net assets, at end of year                 $    239,232   $   136,002    $   393,059    $    79,977    $      3,952
                                         ============================================================================





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2002


                                                                                     Sub-accounts
-------------------------------------------------------------------------------------------------------------------
                                                                      Fidelity VIP   Fidelity VIP   Fidelity VIP
                                                                      Equity Income   Contrafund      Index 500
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
Operations
Net investment income (loss)                                           $         (2)  $      (224)   $      (169)
Realized gain (loss) on investments                                               -             7            166
Unrealized appreciation (depreciation) of investments                            (2)         (354)          (102)
                                                                     ----------------------------------------------
                                                                     ----------------------------------------------

Increase (decrease) in net assets resulting from operations                      (4)         (571)          (105)

Contract transactions
Deposits                                                                        240        16,418            740
Withdrawals                                                                       -          (234)          (243)
Transfers between sub-accounts                                                  904        52,765         48,724
                                                                     ----------------------------------------------

Net increase in net assets from contract transactions                         1,144        68,949         49,221
                                                                     ----------------------------------------------
                                                                     ----------------------------------------------

Increase (decrease) in net assets                                             1,140        68,378         49,116

Net assets, at beginning of year                                                  -             -              -
                                                                     ----------------------------------------------
                                                                     ----------------------------------------------

Net assets, at end of year                                             $      1,140   $    68,378    $    49,116
                                                                     ==============================================





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2002


                                                                                    Sub-accounts
--------------------------------------------------------------------------------------------------------------------
                                                                     AEGON/TA         AEGON/TA    AEGON/TA Capital
                                                                  Federated Growth     Capital
                                                                    & Income      Guardian Value  Guardian Global
--------------------------------------------------------------------------------------------------------------------
                                                                 ---------------------------------------------------

------------------------------------------------------------------
Operations
Net investment income (loss)                                       $        (331)   $       6,267   $        (254)
Realized gain (loss) on investments                                          (41)         (50,476)           (895)
Unrealized appreciation (depreciation) of investments                      2,481            4,534           2,565
                                                                 ---------------------------------------------------
                                                                 ---------------------------------------------------

Increase (decrease) in net assets resulting from operations                2,109          (39,675)          1,416

Contract transactions
Deposits                                                                  24,928            8,754           2,333
Withdrawals                                                                  (16)          (1,408)              -
Transfers between sub-accounts                                            75,612          128,477          60,970
                                                                 ---------------------------------------------------

Net increase in net assets from contract transactions                    100,524          135,823          63,303
                                                                 ---------------------------------------------------
                                                                 ---------------------------------------------------

Increase (decrease) in net assets                                        102,633           96,148          64,719

Net assets, at beginning of year                                               -                -               -
                                                                 ---------------------------------------------------
                                                                 ---------------------------------------------------

Net assets, at end of year                                         $     102,633    $      96,148   $      64,719
                                                                 ===================================================

See accompanying notes.






                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Changes in Net Assets

                          Year Ended December 31, 2001


                                                                        Sub-accounts
---------------------------------------------------------------------------------------------------------------------
                                         Alger American   Alliance VP    Alliance VP      Dreyfus     Dreyfus Small
                                         Income & GrowthGrowth & IncomePremier Growth  Appreciation        Cap
---------------------------------------------------------------------------------------------------------------------

------------------------------------------
Operations
Net investment income (loss)               $     23,940   $       620    $     34,526   $      (997)   $    159,649
Realized gain (loss) on investments             (25,535)       (1,381)        (52,774)       (4,781)         (6,024)
Unrealized appreciation (depreciation)
   of investments                               (43,759)        6,964        (123,215)      (14,009)       (120,788)
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Increase (decrease) in net assets
   resulting from operations                    (45,354)        6,203        (141,463)      (19,787)         32,837

Contract transactions
Deposits                                        314,436       106,976         659,921       122,541       1,003,434
Withdrawals                                     (32,262)       (4,946)        (79,791)       (3,235)        (70,680)
Transfers between sub-accounts                1,171,178       428,443         903,007       362,957       1,684,253
Due from (to) Transamerica                          (34)           42              (2)            8            (157)
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Net increase in net assets from contract
   transactions                               1,453,318       530,515       1,483,135       482,271       2,616,850
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Increase (decrease) in net assets             1,407,964       536,718       1,341,672       462,484       2,649,687

Net assets, at beginning of period               44,700           221         248,097           869         200,902
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Net assets, at end of period               $  1,452,664   $   536,939    $  1,589,769   $   463,353    $  2,850,589
                                         ============================================================================






                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Changes in Net Assets (continued)

                          Year Ended December 31, 2001


                                                                         Sub-accounts
                                        ----------------------------------------------------------------------------
                                          Janus Aspen    Janus Aspen   MFSR Emerging MFSR Investors  MFSR Research
                                         Series Balanced  Series
                                                          Worldwide
                                                          Growth         Growth          Trust
--------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Operations
Net investment income (loss)                  $     9,091   $   (21,152)  $    7,257    $   (1,948)   $   14,556
Realized gain (loss) on investments                (9,319)      (77,150)     (19,862)       (3,134)       (6,414)
Unrealized appreciation (depreciation) of
   investments                                    (38,616)     (186,268)     (56,968)       (3,687)      (40,277)
                                            ------------------------------------------------------------------------
                                            ------------------------------------------------------------------------

Increase (decrease) in net assets resulting
   from operations                                (38,844)     (284,570)     (69,573)       (8,769)      (32,135)

Contract transactions
Deposits                                          881,228       892,324      175,885        54,477        62,224
Withdrawals                                       (81,553)      (72,374)     (10,246)      (10,170)      (16,052)
Transfers between sub-accounts                  2,318,368     1,403,953      591,199       451,363       331,167
Due from (to) Transamerica                            (62)         (107)        (117)          (48)           (8)
                                            ------------------------------------------------------------------------
                                            ------------------------------------------------------------------------

Net increase in net assets from contract
   transactions                                 3,117,981     2,223,796      756,721       495,622       377,331
                                            ------------------------------------------------------------------------
                                            ------------------------------------------------------------------------

Increase (decrease) in net assets               3,079,137     1,939,226      687,148       486,853       345,196

Net assets, at beginning of period                 73,526       248,641       71,086         1,882         9,421
                                            ------------------------------------------------------------------------
                                            ------------------------------------------------------------------------

Net assets, at end of period                  $ 3,152,663   $ 2,187,867   $  758,234    $  488,735    $  354,617
                                            ========================================================================





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Changes in Net Assets (continued)

                          Year Ended December 31, 2001


                                                                        Sub-accounts
---------------------------------------------------------------------------------------------------------------------
                                             MS UIF      MS UIF Fixed      MS UIF         MS UIF           OCC
                                            Emerging                                   International  Accumulation
                                         Markets Equity     Income       High Yield       Magnum      Trust Managed
---------------------------------------------------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

------------------------------------------
Operations
Net investment income (loss)               $      (933)   $    12,548    $     2,885    $      (100)   $     (2,232)
Realized gain (loss) on investments               (327)           594           (369)          (497)         (1,947)
Unrealized appreciation (depreciation)
   of investments                                5,866        (12,868)        (3,239)        (1,927)         (3,101)
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Increase (decrease) in net assets
   resulting from operations                     4,606            274           (723)        (2,524)         (7,280)

Contract transactions
Deposits                                        25,149         23,699         10,501          2,280          49,737
Withdrawals                                     (1,476)          (214)        (6,693)          (844)         (5,376)
Transfers between sub-accounts                 102,948        218,462         24,850        136,039         401,084
Due from (to) Transamerica                          (3)            (4)             -            (16)            (14)
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Net increase in net assets from contract
   transactions                                126,618        241,943         28,658        137,459         445,431
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Increase (decrease) in net assets              131,224        242,217         27,935        134,935         438,151

Net assets, at beginning of period               1,368              -              -              -               -
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Net assets, at end of period               $   132,592    $   242,217    $    27,935    $   134,935    $    438,151
                                         ============================================================================





                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Changes in Net Assets (continued)

                          Year Ended December 31, 2001


                                                                        Sub-accounts
---------------------------------------------------------------------------------------------------------------------
                                               OCC       Transamerica   Transamerica  Franklin Small    Franklin
                                          Accumulation                    VIF Money                    Technology
                                         Trust Small Cap  VIF Growth       Market           Cap        Securities
---------------------------------------------------------------------------------------------------------------------

------------------------------------------
Operations
Net investment income (loss)               $    (1,502)   $    22,056    $     26,091   $       (27)   $       (254)
Realized gain (loss) on investments               (315)       (73,218)              -            31          (1,366)
Unrealized appreciation (depreciation)
   of investments                               18,984       (204,062)              -           643           3,744
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Increase (decrease) in net assets
   resulting from operations                    17,167       (255,224)         26,091           647           2,124

Contract transactions
Deposits                                        62,775      1,505,685      15,120,851         1,576           2,572
Withdrawals                                    (12,666)      (126,846)       (113,275)          (68)              -
Transfers between sub-accounts                 249,325      2,917,821     (15,103,766)        9,386          44,042
Due from (to) Transamerica                         (32)          (193)            597             -             (42)
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Net increase in net assets from contract
   transactions                                299,402      4,296,467         (95,593)       10,894          46,572
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Increase (decrease) in net assets              316,569      4,041,243         (69,502)       11,541          48,696

Net assets, at beginning of period                   -        256,100       1,286,584             -               -
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

Net assets, at end of period               $   316,569    $ 4,297,343    $  1,217,082   $    11,541    $     48,696
                                         ============================================================================






                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Changes in Net Assets (continued)

                          Year Ended December 31, 2001


                                                                             Sub-accounts
-----------------------------------------------------------------------------------------------------------------
                                                          PIMCO VIT       Dreyfus       Dreyfus    AEGON/TA Van
                                                         Stocks Plus      Socially                    Kampen
                                                        Growth & Income  Responsible                  Emerging
                                                                          Growth       Midcap        Growth
-----------------------------------------------------------------------------------------------------------------
                                                       ----------------------------------------------------------

--------------------------------------------------------
Operations
Net investment income (loss)                             $      1,929    $      (20)   $     (157)  $       (14)
Realized gain (loss) on investments                            (3,262)           39        (1,021)            -
Unrealized appreciation (depreciation) of investments          (3,025)         (194)        5,572            68
                                                       ----------------------------------------------------------
                                                       ----------------------------------------------------------

Increase (decrease) in net assets resulting from
   operations                                                  (4,358)         (175)        4,394            54

Contract transactions
Deposits                                                       27,420           730        19,729         3,155
Withdrawals                                                   (18,548)            -        (1,499)            -
Transfers between sub-accounts                                 90,755        12,265        60,872         4,427
Due from (to) Transamerica                                       (134)           13            11             -
                                                       ----------------------------------------------------------
                                                       ----------------------------------------------------------

Net increase in net assets from contract transactions          99,493        13,008        79,113         7,582
                                                       ----------------------------------------------------------
                                                       ----------------------------------------------------------

Increase (decrease) in net assets                              95,135        12,833        83,507         7,636

Net assets, at beginning of period                              2,650             -             -             -
                                                       ----------------------------------------------------------
                                                       ----------------------------------------------------------

Net assets, at end of period                             $     97,785    $   12,833    $   83,507   $     7,636
                                                       ==========================================================

See accompanying notes.


                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                          Notes to Financial Statements

                                December 31, 2002


1. Organization of the Account

Separate Account VA-8 of Transamerica Life Insurance and Annuity Company (the Separate Account) was established as a separate account of Transamerica Life Insurance and Annuity Company (Transamerica) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust and is designed to provide retirement benefits pursuant to variable annuity contracts (Contract) issued by Transamerica. The Separate Account commenced operations when initial deposits were received on October 26, 2000. Not all sub-accounts within the Separate Account received initial deposits on that date. The Contract allows policyholders to direct funds into a fixed interest account that is not part of the Separate Account.

In accordance with the terms of the Contract, all purchase payments are directed either to the fixed account or to sub-accounts within the Separate Account. Payments allocated to the Separate Account by policy owners must be allocated to purchase units in up to seventeen of the Separate Account's 31 sub-accounts, each of which invests exclusively in a specific corresponding mutual fund portfolio (Fund). The Funds are open-end management investment companies registered under the Investment Company Act of 1940.

                Sub-accounts                                    Underlying Portfolios
-----------------------------------------------------------------------------------------------------------
                                            The Alger American Fund
Alger American Income & Growth                 Alger American Income & Growth Portfolio

                                            Alliance Variable Products Series Funds
Alliance VP Growth & Income                    Alliance VP Growth & Income - Class B
Alliance VP Premier Growth                     Alliance VP Premier Growth - Class B

                                            Dreyfus Variable Investments Fund
Dreyfus Appreciation                           Dreyfus VIF Appreciation Portfolio -Initial Shares
Dreyfus Small Cap                              Dreyfus VIF Small Cap Portfolio - Initial Shares

                                            Janus Aspen Series
Janus Aspen Series Balanced                    Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth            Janus Aspen Series Worldwide Growth -Service Shares


                            Separate Account VA-8 of
                 Transamerica Life Insurance and Annuity Company

                    Notes to Financial Statements (continued)




1. Organization of the Account (continued)

                Sub-accounts                                     Underlying Portfolios
-----------------------------------------------------------------------------------------------------------
                                             MFS Variable Insurance Trust
MFS(R) Emerging Growth                            MFS(R) Emerging Growth Series
MFS(R) Investors Trust                            MFS(R) Investors Trust Series1
MFS(R) Research                                   MFS(R) Research Series

                                             The MA Universal Institutional Funds
MA UIF High Yield                               MA UIF High Yield Portfolio2
MA UIF Fixed Income                             MA UIF Fixed Income Portfolio3

                                             The Van Kampen Universal Institutional Funds
Van Kampen UIF Emerging Markets Equity          Van Kampen UIF Emerging Markets Equity Portfolio4
Van Kampen UIF International Magnum             Van Kampen UIF International Magnum Portfolio5

                                             OCC Accumulation Trust
OCC Accumulation Trust Managed                  OCC Accumulation Trust Managed Portfolio
OCC Accumulation Trust Small Cap                OCC Accumulation Trust Small Cap Portfolio

                                             Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund                         Fidelity VIP Contrafund Portfolio-Service Class 2
Fidelity VIP Equity Income                      Fidelity VIP Equity Income Portfolio-Service Class 2
Fidelity VIP Index 500                          Fidelity VIP Index 500 Portfolio-Service Class 2

                                             PIMCO Variable Insurance Trust
PIMCO VIT Stocks Plus Growth & Income           PIMCO VIT Stocks Plus Growth & Income - Admin Class

                                             Dreyfus Socially Responsible Growth Fund
Dreyfus Socially Responsible Growth             The Dreyfus Socially Responsible Growth Fund - Initial
                                                   Shares

                                             Dreyfus Investment Portfolios
Dreyfus MidCap                                  Dreyfus MidCap Stock Portfolio - Initial Shares

                                             Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap                              Franklin Small Cap Fund - Class 2
Franklin Technology Securities                  Franklin Technology Securities Fund - Class 2
Franklin Small Cap Value                        Franklin Small Cap Value Securities Fund - Class 2




1. Organization of the Account (continued)

                Sub-accounts                                     Underlying Portfolios
-----------------------------------------------------------------------------------------------------------
                                             AEGON/Transamerica Series Fund
AEGON/TA Van Kampen Emerging Growth             AEGON/Transamerica Van Kampen Emerging Growth
AEGON/TA Capital Guardian Global                AEGON/Transamerica Capital Guardian Global
AEGON/TA Capital Guardian Value                 AEGON/Transamerica Capital Guardian Value
AEGON/TA Federated Growth and Income            AEGON/Transamerica Federated Growth and Income
AEGON/TA Transamerica Equity                    AEGON/Transamerica Transamerica Equity6
AEGON/TA Transamerica Money Market              AEGON/Transamerica Transamerica Money Market7

1 Formerly MFS(R) Growth with Income Series 2 Formerly MS UIF High Yield Portfolio 3 Formerly MS UIF Fixed Income Portfolio 4 Formerly MS UIF Emerging Markets Equity Portfolio 5 Formerly MS UIF International Magnum Portfolio 6 Formerly Transamerica VIF Growth Portfolio 7 Formerly Transamerica VIF Money Market

Under applicable insurance law, the assets and liabilities of the separate account are clearly identified and distinguished from Transamerica's other assets and liabilities. The portion of the separate account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Transamerica may conduct.

2. Significant Accounting Policies

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

Investment Valuation - Investments in the Funds' shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific identification basis. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

Investment Income - Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts.

Federal Income Taxes - Operations of the Separate Account are part of, and will be taxed with, those of Transamerica, which is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code of 1986. Under current federal income tax laws, income from assets maintained in the Separate Account for the exclusive benefit of participants generally is not subject to federal income tax.

3. Expenses and Charges

Transamerica assumes mortality and expense risks related to the operations of the Separate Account. Transamerica deducts a daily charge from each sub-account which is equal, on an annual basis, to 1.60% of the daily net asset value of the sub-account and is paid to Transamerica. An administrative expense charge is also deducted by Transamerica from each sub-account on a daily basis which is equal, on an annual basis, to 0.15% of the daily net asset value of the sub-account.

The Guaranteed Minimum Income Benefit Rider (GMIB) guarantees a minimum annuitization value after the rider has been in effect for seven years. The GMIB rider may only be elected with the contract application and once elected may not be terminated before the annuity date. If the contract holder elected the GMIB Rider, there will be a daily charge at an effective annual rate of .35% of the variable accumulated value, excluding the money market subaccount, at that time.

On an annual basis and upon surrender a policyholder account is reduced by an account fee, currently $25. After the annuity date, Transamerica, will deduct an annual fee of $30 in equal installments from each periodic payment under the variable payment option. The annual account fee is not an expense of the Separate Account but rather is a charge to the Contract paid for by redemption of units.

The Separate Account pays no remuneration to directors, advisory boards or officers on such other persons who may from time to time perform services for the Separate Account.

4. Investment Transactions

The aggregate cost of purchases and the aggregate proceeds from sales of investments for the year ended December 31, 2002, were:

                                                                  Aggregate         Aggregate
                                                                  Purchases           Sales
                                                              ------------------------------------
                                                              ------------------------------------

Sub-account
Alger American Income & Growth                                  $    1,021,661    $      247,698
Alliance VP Growth & Income                                          1,401,581           182,062
Alliance VP Premier Growth                                           1,333,060           898,580
Dreyfus Appreciation                                                   280,748           137,055
Dreyfus Small Cap                                                    2,762,986         1,015,327
Janus Aspen Series Balanced                                          2,847,843           677,856
Janus Aspen Series Worldwide Growth                                  1,831,138           894,197
MFS(R)Emerging Growth                                                   377,187            84,693
MFS(R)Investors Trust                                                   621,197            53,020
MFS(R)Research                                                          113,896            62,929
Van Kampen UIF Emerging Markets Equity                                  73,221            11,168
MA UIF Fixed Income                                                  1,362,428         1,000,246
MA UIF High Yield                                                      141,045            27,972
Van Kampen UIF International Magnum                                    118,127            13,918
OCC Accumulation Trust Managed                                         911,734           164,413
OCC Accumulation Trust Small Cap                                     1,013,714           228,388
Fidelity VIP Contrafund                                                 70,941             2,217
Fidelity VIP Equity Income                                               1,144                 2
Fidelity VIP Index 500                                                  53,008             3,956
Franklin Small Cap                                                      79,251            14,292
Franklin Small Cap Value                                                 3,993                10
Franklin Technology Securities                                          61,307             1,331
PIMCO VIT Stocks Plus Growth & Income                                  259,141            85,687
Dreyfus Socially Responsible Growth                                    150,305            10,169
Dreyfus MidCap                                                         416,094            66,113
AEGON/TA Van Kampen Emerging Growth                                     98,540             4,981
AEGON/TA Capital Guardian Global                                       184,085           121,037
AEGON/TA Capital Guardian Value                                        330,305           188,215
AEGON/TA Federated Growth and Income                                   100,788               596
AEGON/TA Transamerica Equity                                         4,700,879         1,488,889
AEGON/TA Transamerica Money Market                                   9,471,344         8,808,142





4. Investment Transactions (continued)

The aggregate cost of purchases and the aggregate proceeds from sales of investments for the year ended December 31, 2001, were:

                                                                  Aggregate         Aggregate
                                                                  Purchases           Sales
                                                              ------------------------------------
                                                              ------------------------------------

Sub-account
Alger American Income & Growth                                  $     1,601,894   $       124,817
Alliance VP Growth & Income                                             554,661            23,486
Alliance VP Premier Growth                                            1,726,936           209,886
Dreyfus Appreciation                                                    536,762            55,452
Dreyfus Small Cap                                                     2,894,412           118,368
Janus Aspen Series Balanced                                           3,287,834           160,599
Janus Aspen Series Worldwide Growth                                   2,452,596           250,587
MFS(R)Emerging Growth                                                    826,149            61,712
MFS(R)Investors Trust                                                    509,319            15,333
MFS(R)Research                                                           433,732            41,792
MS UIF Emerging Markets Equity                                          129,599             3,906
MS UIF Fixed Income                                                     278,608            24,104
MS UIF High Yield                                                        40,993             9,443
MS UIF International Magnum                                             161,442            24,057
OCC Accumulation Trust Managed                                          468,475            25,220
OCC Accumulation Trust Small Cap                                        329,149            31,217
Transamerica VIF Growth                                               4,642,724           324,472
Transamerica VIF Money Market                                        11,218,771        11,288,273
Franklin Small Cap                                                       11,225               358
Franklin Technology Securities                                          102,145            55,793
PIMCO VIT StocksPlus Growth & Income                                    128,366            26,948
Dreyfus Socially Responsible Growth                                      21,030             8,054
Dreyfus MidCap                                                           98,218            19,275
AEGON/TA Van Kampen Emerging Growth                                       7,582                14



5. Accumulation Units Outstanding

The changes in accumulation units for the year ended December 31, 2002, are summarized as follows:

                                                      Units         Units          Units     Net Increase
                                                      Issued       Redeemed     Transferred   (Decrease)
                                                  ---------------------------------------------------------
                                                  ---------------------------------------------------------

Sub-account
Alger American Income & Growth                          88,792      (16,220)        57,248       129,820
Alliance VP Growth & Income                             79,207       (6,413)        67,550       140,344
Alliance VP Premier Growth                              96,896       (9,848)         7,288        94,336
Dreyfus Appreciation                                    18,826       (3,078)         3,444        19,192
Dreyfus Mid Cap                                         15,262         (697)        24,199        38,764
Dreyfus Small Cap                                      187,400      (25,567)        68,181       230,014
Dreyfus Socially Responsible Growth Fund                 5,777         (210)        15,664        21,231
Fidelity VIP Contrafund                                  1,879          (26)         6,044         7,897
Fidelity VIP Equity Income                                  29            -            118           147
Fidelity VIP Index 500                                      89          (30)         5,980         6,039
Franklin Small Cap                                       3,219         (254)         5,891         8,856
Franklin Technology Securities                           3,979          (14)         6,554        10,519
Franklin Small Cap Value                                   180            -            320           500
Janus Aspen Series Balanced                            160,886      (20,657)       114,242       254,471
Janus Aspen Series Worldwide Growth                    175,640      (21,274)        30,798       185,164
MFS(R)Emerging Growth                                    60,405       (6,121)        18,854        73,138
MFS(R)Investors Trust                                    30,666       (2,629)        55,610        83,647
MFS(R)Research                                           14,055       (1,616)        (1,496)       10,943
MA UIF Fixed Income                                     15,707       (2,465)        16,512        29,754
MA UIF High Yield                                        5,852       (1,687)         8,757        12,922
Van Kampen UIF International Magnum                     13,633         (752)         2,003        14,884
Van Kampen UIF Emerging Markets Equity                   5,493         (597)         5,692        10,588
OCC Accumulation Trust Managed                          39,179       (6,108)        48,567        81,638
OCC Accumulation Trust Small Cap                        37,220       (2,272)        29,920        64,868
PIMCO VIT Stocks Plus Growth & Income                   10,934       (1,008)        17,588        27,514
AEGON/TA Van Kampen Emerging Growth                      3,480         (276)        10,448        13,652
AEGON/TA Capital Guardian Global                           289            -          7,678         7,967
AEGON/TA Capital Guardian Value                          1,106         (450)        11,583        12,239
AEGON/TA Federated Growth and Income                     2,717           (2)         8,333        11,048
AEGON/TA Transamerica Equity                           418,373      (47,183)       216,415       587,605
AEGON/TA Transamerica Money Market                     720,412      (52,096)      (603,364)       64,952





5. Accumulation Units Outstanding (continued)

The changes in accumulation units for the year ended December 31, 2001, are summarized as follows:

                                                      Units         Units          Units      Net Increase
                                                      Issued       Redeemed     Transferred    (Decrease)
                                                  ----------------------------------------------------------
                                                  ----------------------------------------------------------

Sub-account
Alger American Income & Growth                          40,772        (4,329)       151,762        188,206
Alliance VP Growth & Income                             10,987          (504)        44,035         54,518
Alliance VP Premier Growth                              97,826       (12,230)       135,888        221,484
Dreyfus Appreciation                                    14,089          (395)        42,234         55,928
Dreyfus Mid Cap                                          2,200          (184)         6,628          8,645
Dreyfus Small Cap                                      118,949        (8,328)       199,516        310,138
Dreyfus Socially Responsible Growth Fund                    85             -          1,408          1,493
Franklin Small Cap                                         175            (8)         1,054          1,221
Franklin Technology Securities                             319             -          5,370          5,689
Janus Aspen Series Balanced                             98,555        (9,136)       260,066        349,485
Janus Aspen Series Worldwide Growth                    130,469       (10,831)       204,977        324,615
MFS(R)Emerging Growth                                    32,049        (2,173)       109,383        139,259
MFS(R)Investors Trust                                     6,929        (1,302)        56,675         62,302
MFS(R)Research                                            9,255        (2,507)        47,105         53,853
MS UIF Fixed Income                                      2,141           (19)        19,457         21,579
MS UIF High Yield                                        1,206          (789)         2,865          3,281
MS UIF International Magnum                                313          (116)        18,366         18,564
MS UIF Emerging Markets Equity                           4,320          (256)        16,918         20,982
OCC Accumulation Trust Managed                           4,828          (514)        38,685         42,998
OCC Accumulation Trust Small Cap                         5,314        (1,047)        21,077         25,345
PIMCO VIT Stocks Plus Growth & Income                    3,576        (2,465)        11,498         12,609
Transamerica VIF Growth                                216,528       (18,645)       417,628        615,510
Transamerica VIF Money Market                        1,472,846       (11,705)    (1,470,088)        (8,947)
AEGON/TA Van Kampen Emerging Growth                        379             -            533            913


6. Financial Highlights

A summary of units values and units outstanding for the Contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds, and total returns, as of and for the years ended December 31, 2002 and 2001, is as follows:

------------------------------
                                                               Total                   xpenses as a
                                                            ontract Value Investment  Eercentage of
                              Accumulation   Accumulation                   Income    PAverage Net      Total
Sub-account                       Units       Unit Value   C                Ratio*       Assets**     Return***
                             -------------------------------------------------------------------------------------

 -----------------------------
 Alger American Income &
    Growth
 -----------------------------
 2002 Base                       160,470.34   $       5.10   $   818,344        0.63%         1.75%      (32.30)%
 -----------------------------
 2002 GMIB                       162,551.35           5.06       822,161        0.60          0.35       (32.53)
 -----------------------------
 2001 Base                       119,401.62           7.53       899,388        0.30          1.75      (15.81)
 -----------------------------
 2001 GMIB                        73,800.38           7.50       553,276        0.21          0.35      (16.10)
 -----------------------------

 -----------------------------
 Alliance VP Growth &
    Income
 -----------------------------
2002 Base                         67,914.41           7.54       512,072        0.46          1.75       (23.62)
------------------------------
2002 GMIB                        126,969.76           7.48       949,499        0.53          0.35       (23.88)
------------------------------
2001 Base                         23,758.06           9.87       234,518        0.34          1.75       (1.59)
------------------------------
2001 GMIB                         30,782.23           9.82       302,421        0.07          0.35       (1.93)
------------------------------

------------------------------
Alliance VP Premier Growth
------------------------------
2002 Base                         71,417.48           4.28       305,343         NA           1.75       (32.04)
------------------------------
2002 GMIB                        276,416.57           4.24     1,172,114         NA           0.35       (32.28)
------------------------------
2001 Base                         82,242.69           6.29       517,422         N/A          1.75      (18.83)
------------------------------
2001 GMIB                        171,255.38           6.26     1,072,347         N/A          0.35      (19.12)
------------------------------

------------------------------
Dreyfus Appreciation
------------------------------
2002 Base                         26,623.57           6.79       180,661        1.16          1.75       (18.16)
------------------------------
2002 GMIB                         48,589.53           6.73       327,013        1.33          0.35       (18.45)
------------------------------
2001 Base                         26,732.08           8.29       221,650        1.42          1.75      (10.88)
------------------------------
2001 GMIB                         29,288.81           8.25       241,704        1.62          0.35      (11.19)
------------------------------

------------------------------
 Dreyfus Small Cap
 -----------------------------
 2002 Base                       147,500.12           6.85     1,010,746        0.05          1.75       (20.53)
 -----------------------------
 2002 GMIB                       414,152.43           6.80     2,814,712        0.04          0.35       (20.81)
 -----------------------------
 2001 Base                       110,613.24           8.62       953,772        0.59          1.75       (7.75)
 -----------------------------
 2001 GMIB                       221,025.59           8.58     1,896,816        0.57          0.35       (8.07)
 -----------------------------

 -----------------------------




6. Financial Highlights (continued)

Sub-account                   Accumulation   Accumulation      Total                  Expenses as a     Total
                                                            ontract Value Investment  Percentage of
                                                                            Income     Average Net
                                  Units       Unit Value   C                Ratio*       Assets**     Return***
------------------------------------------------------------------------------------------------------------------

 -----------------------------
 Janus Aspen Series Balanced
 -----------------------------
2002 Base                        229,277.86   $       8.12   $ 1,860,640        2.20          1.75%       (8.29)%
------------------------------
2002 GMIB                        382,442.99           8.05     3,078,175        2.26          0.35        (8.61)
------------------------------
2001 Base                        148,773.59           8.85     1,316,519        2.44          1.75       (6.56)
------------------------------
2001 GMIB                        208,477.52           8.81     1,836,144        2.63          0.35       (6.88)
------------------------------

------------------------------
Janus Aspen Series Worldwide
   Growth
------------------------------
2002 Base                        209,297.70           4.51       943,555        0.64          1.75       (49.05)
------------------------------
2002 GMIB                        331,103.37           4.47     1,480,429        0.65          0.35       (49.23)
------------------------------
2001 Base                        153,788.77           6.18       949,713        0.31          1.75      (23.96)
------------------------------
2001 GMIB                        201,448.31           6.15     1,238,154        0.36          0.35      (24.23)
------------------------------

------------------------------
MFS(R) Emerging Growth
------------------------------
2002 Base                        156,677.37           3.33       521,822         NA            1.75      (34.91)
------------------------------
2002 GMIB                         64,798.78           3.30       214,042         NA            0.35      (35.14)
------------------------------
2001 Base                        114,771.57           5.12       587,284         N/A          1.75      (34.64)
------------------------------
2001 GMIB                         33,566.99           5.09       170,950         N/A          0.35      (34.87)
------------------------------

------------------------------
 MFS(R) Investors Trust
 -----------------------------
2002 Base                         62,493.75           6.09       380,459        0.50           1.75      (22.34)
------------------------------
2002 GMIB                         83,652.62           6.04       505,099        0.45           0.35      (22.61)
------------------------------
2001 Base                         30,218.63           7.84       236,880        0.19          1.75      (17.41)
------------------------------
2001 GMIB                         32,281.32           7.80       251,855        0.02          0.35      (17.70)
------------------------------

------------------------------
 MFS(R) Research
 -----------------------------
2002 Base                         61,773.29           4.78       295,465        0.25           1.75      (25.85)
------------------------------
2002 GMIB                          4,153.75           4.74        19,705        0.20           0.35      (26.11)
------------------------------
2001 Base                         53,510.37           6.45       345,160        0.01          1.75      (22.62)
------------------------------
2001 GMIB                          1,472.89           6.42         9,457         N/A          0.35      (22.89)
------------------------------

------------------------------
Van Kampen UIF Emerging
   Markets Equity
------------------------------
2002 Base                         28,666.01           5.60       160,655         NA            1.75      (10.48)
------------------------------
2002 GMIB                          3,106.01           5.56        17,265         NA            0.35      (10.79)
------------------------------
2001 Base                         20,207.81           6.26       126,513         N/A          1.75       (8.11)
------------------------------
2001 GMIB                            975.58           6.23         6,079         N/A          0.35       (8.43)
------------------------------

------------------------------




6. Financial Highlights (continued)

Sub-account                   Accumulation   Accumulation      Total                  Expenses as a     Total
                                                            ontract Value Investment  Percentage of
                                                                            Income     Average Net
                                  Units       Unit Value   C                Ratio*       Assets**     Return***
------------------------------------------------------------------------------------------------------------------

 -----------------------------
MA UIF Fixed Income
------------------------------
2002 Base                         33,065.46   $      11.85   $   391,759        4.66           1.74%       5.47%
------------------------------
2002 GMIB                         18,266.94          11.75       214,656        7.20           0.35        5.10
------------------------------
2001 Base                         17,808.23          11.23       200,058       17.27          1.75        7.42
------------------------------
2001 GMIB                          3,770.56          11.18        42,159       21.91          0.35        7.05
------------------------------

 -----------------------------
MA UIF High Yield
------------------------------
2002 Base                          5,880.23           7.78        45,771       15.53           1.74       (8.88)
------------------------------
2002 GMIB                         10,322.89           7.72        79,694       15.20           0.35       (9.20)
------------------------------
2001 Base                            927.35           8.54         7,922       36.97          1.75       (6.13)
------------------------------
2001 GMIB                          2,353.92           8.50        20,013       30.05          0.35       (6.46)
------------------------------

 -----------------------------
Van Kampen UIF International
   Magnum
------------------------------
 2002 Base                        29,407.70           5.94       174,821        1.05           1.75      (18.26)
 -----------------------------
 2002 GMIB                         4,039.94           5.90        23,820        1.19           0.35      (18.54)
 -----------------------------
2001 Base                         16,456.75           7.27       119,683        1.30          1.75      (20.69)
------------------------------
2001 GMIB                          2,107.20           7.24        15,252        1.34          0.35      (20.97)
------------------------------

 -----------------------------
OCC Accumulation Trust
   Managed
------------------------------
 2002 Base                        23,982.10           8.35       200,317         1.42          1.75      (18.33)
 -----------------------------
 2002 GMIB                       100,654.54           8.28       833,857         1.22          0.35      (18.61)
 -----------------------------
2001 Base                         10,074.05          10.23       103,026         N/A          1.75       (6.56)
------------------------------
2001 GMIB                         32,924.26          10.18       335,125         N/A          0.35       (6.89)
------------------------------

 -----------------------------
OCC Accumulation Trust Small
   Cap
------------------------------
 2002 Base                        40,579.22           9.63       390,831        0.06%         1.75      (23.00)
 -----------------------------
 2002 GMIB                        49,634.73           9.55       474,130        0.04          0.35      (23.27)
 -----------------------------
 2001 Base                        17,924.00          12.51       224,190         N/A          1.75        6.45
 -----------------------------
 2001 GMIB                         7,420.68          12.45        92,379         N/A          0.35        6.08
 -----------------------------

 -----------------------------
 PIMCO VIT StocksPlus Growth
    & Income
 -----------------------------
 2002 Base                        16,767.57           5.95        99,701        3.04          1.75      (21.61)
 -----------------------------
 2002 GMIB                        23,659.61           5.90       139,531        3.35          0.35      (21.88)
 -----------------------------
 2001 Base                         8,483.50           7.58        63,346        5.69          1.75      (12.98)
 -----------------------------
 2001 GMIB                         4,429.56           7.55        33,439        6.85          0.35      (13.28)
 -----------------------------




6. Financial Highlights (continued)

Sub-account                   Accumulation   Accumulation      Total                  Expenses as a     Total
                                                            ontract Value Investment  Percentage of
                                                                            Income     Average Net
                                  Units       Unit Value   C                Ratio*       Assets**     Return***
------------------------------------------------------------------------------------------------------------------

 -----------------------------
 Dreyfus Socially Responsible
 -----------------------------
 2002 Base                         3,976.10   $       6.01   $    23,906        0.55          1.75%     (30.18)%
 -----------------------------
 2002 GMIB                        18,748.15           5.98       112,096        0.64          0.35      (30.42)
 -----------------------------
 2001 Base                           188.06           8.61         1,619        0.62          1.75        4.64
 -----------------------------
 2001 GMIB                         1,304.96           8.59        11,214        0.33          0.35        4.81
 -----------------------------

 -----------------------------
 Dreyfus Midcap
 -----------------------------
 2002 Base                        18,364.71           8.32       152,778        0.52          1.74      (14.01)
 -----------------------------
 2002 GMIB                        29,044.11           8.27       240,281        0.48          0.35      (14.31)
 -----------------------------
 2001 Base                         2,189.39           9.67        21,182        0.80          1.75       (0.11)
 -----------------------------
 2001 GMIB                         6,455.19           9.65        62,325        0.71          0.35        2.75
 -----------------------------

------------------------------
 Franklin Small Cap
 -----------------------------
 2002 Base                         3,054.75           6.63        20,267        0.24          1.75      (29.92)
 -----------------------------
 2002 GMIB                         7,022.27           6.60        46,332        0.25          0.35      (30.17)
 -----------------------------
 2001 Base                           149.63           9.47         1,417         N/A          1.75       24.90
 -----------------------------
 2001 GMIB                         1,071.50           9.45        10,124         N/A          0.35       20.38
 -----------------------------

 -----------------------------
 Franklin Small Cap Value
 -----------------------------
 2002 Base                           352.42           7.91         2,789        N/A           1.77      (20.67)
 -----------------------------
 2002 GMIB                           147.28           7.90         1,163        N/A           0.38      (20.85)
 -----------------------------

 -----------------------------
 Franklin Technology
    Securities
 -----------------------------
 2002 Base                         1,890.78           4.73         8,940        N/A           1.75      (44.88)
 -----------------------------
 2002 GMIB                        14,317.38           4.70        67,316        N/A           0.35      (45.07)
 -----------------------------
 2001 Base                           153.02           8.58         1,313         N/A          1.75       33.39
 -----------------------------
 2001 GMIB                         5,535.49           8.56        47,383         N/A          0.35       10.03
 -----------------------------

 -----------------------------
 Fidelity VIP Contrafund
 -----------------------------
 2002 Base                           199.46           8.68         1,731        N/A           1.77      (14.11)
 -----------------------------
 2002 GMIB                         7,697.07           8.66        66,647        N/A           0.35      (14.30)
 -----------------------------

 -----------------------------
 Fidelity VIP Equity Income
 -----------------------------
 2002 Base                           138.29           8.24         1,140        N/A           1.81      (19.91)
 -----------------------------
 2002 GMIB                             -              8.22             -        N/A            N/A      (20.09)
 -----------------------------

 -----------------------------
 Fidelity VIP Index 500
 -----------------------------
 2002 Base                            88.55           8.15           722        N/A           1.77      (20.08)
 -----------------------------
 2002 GMIB                         5,951.24           8.13        48,394        N/A           0.35      (20.26)
 -----------------------------




6. Financial Highlights (continued)

Sub-account                   Accumulation   Accumulation      Total                  Expenses as a     Total
                                                            ontract Value Investment  Percentage of
                                                                            Income     Average Net
                                  Units       Unit Value   C                Ratio*       Assets**     Return***
------------------------------------------------------------------------------------------------------------------

 -----------------------------
 AEGON/TA Van Kampen
    Emerging Growth
 -----------------------------
 2002 Base                         4,540.21   $       5.51   $    25,026        0.15          1.74%     (34.22)%
 -----------------------------
 2002 GMIB                        10,025.08           5.48        54,951        0.14          0.35      (34.45)
 -----------------------------
 2001 Base                           187.27           8.38         1,569         N/A          1.75        3.08
 -----------------------------
 2001 GMIB                           725.52           8.36         6,067         N/A          0.35        3.01
 -----------------------------

 -----------------------------
 AEGON/TA Capital Guardian
    Global
 -----------------------------
 2002 Base                         4,843.85           8.13        39,385        0.01          1.74      (20.17)
 -----------------------------
 2002 GMIB                         3,123.07           8.11        25,334        0.03          0.35      (20.35)
 -----------------------------

 -----------------------------
 AEGON/TA Capital Guardian
    Value
 -----------------------------
 2002 Base                         6,544.61           7.86        51,471        8.55          1.74      (22.50)
 -----------------------------
 2002 GMIB                         5,694.11           7.85        44,677        4.89          0.35      (22.67)
 -----------------------------

 -----------------------------
 AEGON/TA Federated Growth
    and Income
 -----------------------------
 2002 Base                         1,624.69           9.31        15,123        0.32          1.77       (6.50)
 -----------------------------
 2002 GMIB                         9,423.26           9.29        87,510        N/A           0.36       (6.71)
 -----------------------------

 -----------------------------
 AEGON/TA Transamerica Equity
 -----------------------------
 2002 Base                       390,658.34           5.09     1,989,227        N/A           1.75      (23.59)
 -----------------------------
 2002 GMIB                       843,569.13           5.05     4,260,204        N/A           0.35      (23.86)
 -----------------------------
2001 Base                        268,254.19           6.66     1,787,712         N/A          1.75      (19.06)
------------------------------
2001 GMIB                        378,368.69           6.63     2,509,631         N/A          0.35      (19.34)
------------------------------

 -----------------------------
 AEGON/TA Transamerica Money
    Market
 -----------------------------
 2002 Base                       182,781.72          10.28     1,879,688        0.71          1.75       (0.44)
 -----------------------------
 2002 GMIB                             N/A             N/A           N/A        N/A            N/A          N/A
 -----------------------------
 2001 Base                        62,803.54          10.33       648,707        3.66          1.75        1.78
 -----------------------------
 2001 GMIB                        55,026.39          10.33       568,375        3.97        N/A           1.78
 -----------------------------


* These amounts represent the dividends, excluding distributions or capital gains, received by the sub-account from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying portfolios in which the sub-accounts invest.

** These ratios represent the annualized contract expenses of each sub-account, consisting primarily of mortality and expense charges, for the periods. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units are excluded.

*** These amounts represent the total return for the year for each sub-account as a whole, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. An individual owners' return may vary based on the timing of the individual's capital transactions.

FINANCIAL STATEMENTS AND SCHEDULES - STATUTORY BASIS

Transamerica Life Insurance and Annuity Company
Years Ended December 31, 2002, 2001, and 2000

                 Transamerica Life Insurance and Annuity Company

              Financial Statements and Schedules - Statutory Basis

                  Years Ended December 31, 2002, 2001, and 2000




                                    Contents

Report of Independent Auditors...........................................................................1

Audited Financial Statements

Balance Sheets - Statutory Basis.........................................................................3
Statements of Operations - Statutory Basis...............................................................5
Statements of Changes in Capital and Surplus - Statutory Basis...........................................6
Statements of Cash Flow - Statutory Basis................................................................7
Notes to Financial Statements - Statutory Basis..........................................................9

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related
   Parties - Statutory Basis............................................................................40
Supplementary Insurance Information - Statutory Basis...................................................41
Reinsurance - Statutory Basis...........................................................................43



                         Report of Independent Auditors

The Board of Directors
Transamerica Life Insurance and Annuity Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance and Annuity Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the North Carolina Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance and Annuity Company at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the North Carolina Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance and Annuity Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the North Carolina Department of Insurance.

/s/ Ernst & Young LLP

Des Moines, Iowa
February 14, 2003

                 Transamerica Life Insurance and Annuity Company

                        Balance Sheets - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)

                                                                                December 31
                                                                          2002                2001
                                                                  -----------------------------------------
Admitted assets Cash and invested assets:
   Cash and short-term investments                                     $    177,591       $     203,498
   Bonds                                                                 15,307,167          13,763,099
   Stocks:
     Preferred                                                              407,862             378,494
     Common, at market (cost: 2002 - $32,920;
       2001 - $111,893)                                                      33,972             133,081
     Affiliated entities (cost: 2002 - $173,468;  2001 -
       $143,468 -                                                           126,610             113,218
   Mortgage loans on real estate                                          1,437,245           1,318,274
   Policy loans                                                              20,023              14,497
   Receivable for securities                                                 22,638                   -
   Net short-term notes receivable from affiliate                           202,500             189,000
   Other invested assets                                                    143,830             132,347
                                                                  -----------------------------------------
Total cash and invested assets                                           17,879,438          16,245,508

Accrued investment income                                                   226,047             213,615
Reinsurance receivable                                                        1,625                 286
Federal and foreign income taxes recoverable                                 86,577               9,570
Net deferred income tax asset                                                47,694              38,249
Receivable from parent, subsidiaries and affiliates                          36,029             224,063
Other admitted assets                                                       148,484             197,899
Separate account assets                                                   4,731,058           5,022,148




                                                                  -----------------------------------------
                                                                  -----------------------------------------
Total admitted assets                                                   $23,156,952         $21,951,338
                                                                  =========================================












                                                                                December 31
                                                                          2002                2001
                                                                  -----------------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                            $       14,367      $       12,307
     Annuity                                                             13,606,513          12,268,508
   Liability for deposit type contracts                                   2,475,196           2,395,152
   Municipal reverse repurchase agreements                                   21,364              38,488
   Life and accident and health claim reserves                                  225                 375
   Other policyholders' funds                                                   294                 266
   Funds held under coinsurance and other reinsurance treaties
                                                                            889,435             732,008
   Reinsurance in unauthorized companies                                        160                 679
   Remittances and items not allocated                                       81,883             140,080
   Asset valuation reserve                                                  126,954             154,223
   Payable for securities                                                         -              37,389
   Payable to affiliates                                                    134,356             147,380
   Transfers to separate accounts due or accrued                             11,840              33,454
   Other liabilities                                                         70,737              51,827
   Separate account liabilities                                           4,724,286           5,007,726
                                                                  -----------------------------------------
                                                                  -----------------------------------------
Total liabilities                                                        22,157,610          21,019,862

Capital and surplus:
   Common stock, $100 per share par value, 50,000 shares
     authorized, 25,000 issued and outstanding                                2,500               2,500
   Paid-in surplus                                                          468,816             288,816
   Unassigned surplus                                                       528,026             640,160
                                                                  -----------------------------------------
                                                                  -----------------------------------------
Total capital and surplus                                                   999,342             931,476
                                                                  -----------------------------------------
                                                                  -----------------------------------------
Total liabilities and capital and surplus                               $23,156,952         $21,951,338
                                                                  =========================================

See accompanying notes.


                 Transamerica Life Insurance and Annuity Company

                   Statements of Operations - Statutory Basis
                             (Dollars in Thousands)

                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
       Life                                             $      3,099     $       1,692    $       1,588
       Annuity                                             4,125,112         5,120,705        5,931,248
       Accident and health                                       307              (132)           6,562
   Net investment income                                   1,019,419         1,045,716        1,018,294
   Amortization of interest maintenance reserve              (28,344)           (4,423)          (1,506)
   Commissions and expense allowances on
     reinsurance ceded                                        11,488               632           13,684
   Other income                                               35,320            45,642           56,676
   Income from fees associated with investment
     management, administration and contract
     guarantees for separate accounts                         31,309            34,015           38,275
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                           5,197,710         6,243,847        7,064,821
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health                                 10                 -            9,834
     Surrender benefits                                    2,408,677         3,807,223        5,468,727
     Other benefits                                          498,627           572,818          509,759
     Increase (decrease) in aggregate reserves
       for policies and contracts:
         Life                                                  2,060               915          (11,372)
         Annuity                                           1,336,406         1,206,623          934,140
         Accident and health                                       -                 -           (2,244)
       Decrease in liability for deposit-type funds                -                 -         (272,198)
                                                     ------------------------------------------------------
                                                           4,245,780         5,587,579        6,636,646
   Insurance expenses:
     Commissions                                             219,358           294,208          238,197
     General insurance expenses                              115,490           120,127          137,188
     Taxes, licenses and fees                                  9,038             5,026            9,187
     Net transfers to separate accounts                      513,110           173,098            5,740
     Other expenses                                           72,847            24,299                -
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                             929,843           616,758          390,312
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                           5,175,623         6,204,337        7,026,958
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
Gain from operations before dividends to                      22,087            39,510           37,863
   policyholders, federal and foreign income tax
   expense and net realized capital gains (losses)
   on investments
Dividends to policyholders                                       257               519              138
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
Gain from operations before federal and                        21,830            38,991           37,725
   foreign income tax expense and net realized
   capital gains (losses) on investments
Federal and foreign income tax expense                            882             2,356            3,052
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
Gain from operations before net realized capital               20,948            36,635           34,673
   gains (losses) on investments
Net realized capital gains (losses) on investments (net of related federal and foreign income tax benefit (expense) and amounts transferred from/to interest
   maintenance reserve)                                       (43,454)         (100,423)          55,750
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
Net income (loss)                                        $    (22,506)     $    (63,788)    $     90,423
                                                     ======================================================

See accompanying notes.


                 Transamerica Life Insurance and Annuity Company

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in Thousands)

                                               Common Stock  Paid-In Surplus  Unassigned    Total Capital
                                                                                Surplus      and Surplus
                                              -------------------------------------------------------------
                                              -------------------------------------------------------------

Balance at January 1, 2000                         $2,500         $228,816       $565,793       $797,109
   Net income                                           -                -         90,423         90,423
   Change in net unrealized capital gains/
     losses                                             -                -        (79,113)       (79,113)
   Change in non-admitted assets                        -                -        (31,689)       (31,689)
   Change in liability for reinsurance in
     unauthorized companies                             -                -          2,301          2,301
   Change in asset valuation reserve                    -                -         49,782         49,782
   Seed money contributed to separate
     account, net of redemptions                        -                -         (2,005)        (2,005)
   Change in surplus in separate account                -                -         (5,025)        (5,025)
   Other                                                -                -          2,076          2,076
                                              -------------------------------------------------------------
                                              -------------------------------------------------------------
Balance at December 31, 2000                        2,500          228,816        592,543        823,859
   Net loss                                             -                -        (63,788)       (63,788)
   Change in net unrealized capital gains/
     losses                                             -                -         20,289         20,289
   Change in net deferred income tax asset              -                -         57,610         57,610
   Change in non-admitted assets                        -                -        (14,517)       (14,517)
   Change in liability for reinsurance in
     unauthorized companies                             -                -           (679)          (679)
   Change in asset valuation reserve                    -                -         10,748         10,748
   Seed money contributed to separate
     account, net of redemptions                        -                -            (37)           (37)
   Change in surplus in separate account                -                -          1,955          1,955
   Capital contribution                                 -           60,000              -         60,000
   Cumulative effect of change in accounting
     principles                                         -                -         18,415         18,415
   Reinsurance transactions                             -                -         17,621         17,621
                                              -------------------------------------------------------------
                                              -------------------------------------------------------------
Balance at December 31, 2001                        2,500          288,816        640,160        931,476
   Net loss                                             -                -        (22,506)       (22,506)
   Change in unrealized capital gains/losses            -                -        (81,150)       (81,150)
   Change in non-admitted assets                        -                -        (30,547)       (30,547)
   Change in liability for reinsurance in
     unauthorized companies                             -                -            519            519
   Change in asset valuation reserve                    -                -         27,269         27,269
   Reinsurance transactions                             -                -         (3,375)        (3,375)
   Seed money withdrawn from separate
     account, net of redemptions                        -                -          5,228          5,228
   Capital contribution                                 -          180,000              -        180,000
   Change in net deferred income tax asset              -                -         (1,128)        (1,128)
   Change in surplus in separate account                -                -         (6,444)        (6,444)
                                              -------------------------------------------------------------
Balance at December 31, 2002                       $2,500         $468,816       $528,026       $999,342
                                              =============================================================

See accompanying notes.


                 Transamerica Life Insurance and Annuity Company

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)

                                                                       Year Ended December 31
                                                                2002            2001            2000
                                                          -------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance          $4,128,441    $  5,680,323      $5,940,721
Allowances and reserve adjustments on reinsurance ceded             8,114          18,255          18,110
Other income received                                              63,062         270,173         104,341
Investment income received                                      1,017,323       1,001,882         990,488
Life and accident and health claims paid                             (183)         (1,907)         (9,295)
Surrender benefits and other fund withdrawals paid             (2,381,497)     (3,927,223)     (5,468,727)
Annuity and other benefits paid to policyholders                 (416,408)       (418,634)       (383,502)
Commissions, other expenses and taxes paid                       (340,673)       (417,475)       (379,684)
Dividends paid to policyholders                                      (255)           (253)           (444)
Federal income taxes received (paid)                              (77,889)         26,431         (62,488)
Other                                                             (72,934)        (24,360)       (556,027)
Net transfers to separate accounts                               (407,463)        (39,880)         (2,110)
                                                          -------------------------------------------------
Net cash provided by operating activities                       1,519,638       2,167,332         191,383

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds                                                       12,946,963       9,250,023       7,206,883
   Stocks                                                         613,568         540,629         743,799
   Mortgage loans on real estate                                  194,926          31,675          17,987
   Other invested assets                                           52,442          40,795             592
   Miscellaneous proceeds                                              63          48,425           8,750
                                                          -------------------------------------------------
Total investment proceeds                                      13,807,962       9,911,547       7,978,011
Income taxes paid (received) on net realized capital
   gains(losses)                                                   75,479          16,849          (8,759)
                                                          -------------------------------------------------
Net proceeds from sales, maturities, or repayments of          13,883,441
   investments                                                                  9,928,396       7,969,252

Cost of investments acquired:
   Bonds                                                      (14,560,676)    (10,746,725)     (6,864,070)
   Stocks                                                        (723,701)       (654,448)       (833,496)
   Mortgage loans on real estate                                 (318,755)       (594,370)       (368,840)
   Other invested assets                                          (75,325)       (118,971)             (9)
   Miscellaneous applications                                     (84,631)        (39,763)       (221,664)
                                                          -------------------------------------------------
Total cost of investments acquired                            (15,763,088)    (12,154,277)     (8,288,079)
Net increase in policy loans                                       (5,526)         (3,743)         (1,246)
                                                          -------------------------------------------------
Net cost of investments acquired                              (15,768,614)    (12,158,020)     (8,289,325)
                                                          -------------------------------------------------
Net cash used in investing activities                          (1,885,173)     (2,229,624)       (320,073)




                           Transamerica Life Insurance and Annuity Company

              Statements of Cash Flow - Statutory Basis (continued)
                             (Dollars in Thousands)

                                                                       Year Ended December 31
                                                                2002            2001            2000
                                                          -------------------------------------------------
Financing and miscellaneous activities
Other cash provided:
   Capital and surplus paid-in                                   $180,000  $       60,000 $              -
   Deposits on deposit type contract funds and other
     liabilities without life or disability contingencies       2,353,050       2,069,578               -
   Other sources                                                  396,354         311,320         411,420
                                                          -------------------------------------------------
                                                          -------------------------------------------------
Total cash provided                                             2,929,404       2,440,898         411,420

Other cash applied:
   Withdrawals on deposit type contract funds and other
     liabilities without life or disability contingencies      (2,362,150)     (2,133,533)              -
   Other applications, net                                       (227,626)       (459,412)       (231,916)
                                                          -------------------------------------------------
                                                          -------------------------------------------------
Total other cash applied                                       (2,589,776)     (2,592,945)       (231,916)
                                                          -------------------------------------------------
                                                          -------------------------------------------------
Net cash provided by (used in) financing activities               339,628        (152,047)        179,504
                                                          -------------------------------------------------
Net increase (decrease) in cash and short-term investments        (25,907)       (214,339)         50,814

Cash and short-term investments:
   Beginning of year                                              203,498         417,837         367,023
                                                          -------------------------------------------------
                                                          -------------------------------------------------
   End of year                                                   $177,591   $     203,498     $   417,837
                                                          =================================================

                 Transamerica Life Insurance and Annuity Company

                             (Dollars in Thousands)

                                December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance and Annuity Company (the Company) is domiciled in North Carolina. The Company is a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company (TOLIC), which is an indirect, wholly-owned subsidiary of Transamerica Corporation (Transamerica). Transamerica is an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. The Company is the parent of Transamerica Assurance Company (TAC), a Missouri domiciled life insurance company, and Gemini Investments, Inc., an investment company acquired in 1998.

Nature of Business

The Company engages in providing life insurance, pension and annuity products, structured settlements, investment products, guaranteed interest contracts and funding agreements which are distributed through a network of independent and company-affiliated agents and independent brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the North Carolina Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

   Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. To the extent this calculation results in a liability the net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets; any asset resulting from this calculation is a nonadmitted asset. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Separate Accounts with Guarantees: Some of the Company's separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees), except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, universal life premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

   Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

   Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds [except those to which the Securities Valuation Office
(SVO) of the NAIC has ascribed a value], mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies are carried at market value, and the related unrealized capital gains or losses are reported in unassigned surplus. Common stock of the Company's insurance subsidiary is recorded at the statutory-basis equity of the underlying company and common stock of other affiliates is recorded at the GAAP basis equity in net assets. Policy loans are reported at unpaid principal. Other invested assets consist of investments in various joint ventures and limited partnerships, which are recorded at equity in underlying net assets and derivatives, which are valued in accordance with the NAIC Accounting Practices and Procedures Manual and Purposes and Procedures Manual of the SVO. All derivative instruments are used for hedging purposes and valued on a basis consistent with the hedged item.

The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis as the hedged item. Upon termination, gains and losses on those instruments may be subject to AVR and IMR if the underlying hedge item is subject to IMR or AVR.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged item.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $7,437 and $3,892, respectively, with respect to such practices.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 3.50 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.25 to
13.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contacts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premium, benefits, or changes in reserve in the statement of operations.
1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

The Company administers segregated asset accounts for pension and other clients. The assets of the separate accounts are not subject to liabilities arising out of any other business the Company may conduct and are reported at fair value. Substantially all investment risks associated with fair value changes are borne by the clients. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of the contracts.

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits paid represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

                 Transamerica Life Insurance and Annuity Company

                             (Dollars in Thousands)

                                December 31, 2002


2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of North Carolina. Effective January 1, 2001, the State of North Carolina required that insurance companies domiciled in the State of North Carolina prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of North Carolina insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $18,415 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $14,054 and the release of mortgage loan prepayment fees from the IMR of $2 and investment adjustments of $7,467, offset by the release of mortgage loan origination fees of $885 and the establishment of a provision for future guaranty fund assessments of $2,223.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for fixed maturity securities (including preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

   3. Fair Values of Financial Instruments (continued)

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate floors, caps, swaps, and swaptions and currency swaps:
   Estimated fair value of interest rate floors and caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate swaps and swaptions and currency swaps, are based upon the pricing differential for similar swap agreements. The carrying value of these items is included with other invested assets on the balance sheet.

   Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

   Separate account assets: The fair value of separate account assets are based on quoted market prices.

   Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.


The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments:

                                                                     December 31
                                                        2002                            2001
                                           ----------------------------------------------------------------
                                              Carrying          Fair           Carrying         Fair
                                               Amount          Value            Amount          Value
                                           ----------------------------------------------------------------
   Admitted assets
   Bonds                                      $15,307,167    $15,788,536      $13,763,099     $13,915,005
   Preferred stocks                               407,862        408,348          378,494         378,219
   Common stocks, other than affiliates            33,972         33,972          133,081         133,081
   Mortgage loans on real estate                1,437,245      1,604,696        1,318,274       1,363,336
   Policy loans                                    20,023         20,023           14,497          14,497
   Cash and short-term investments                177,591        177,591          203,498         203,498
   Interest rate floors, caps and                  21,455         21,332            5,300          15,458
     swaptions
   Interest rate and currency swaps                 3,626        (19,747)            (444)         14,554
   Short-term notes receivable from
     affiliates                                   202,500        202,500          189,000         189,000
   Separate account assets                      4,731,058      4,731,058        5,022,148       5,022,148

   Liabilities
   Investment contract liabilities             13,057,946     13,026,255       11,604,555      11,475,403
   Separate account annuity liabilities         4,713,134      4,735,480        5,051,195       5,068,465


4. Investments

Statutory-basis financial information of the Company's wholly-owned insurance subsidiary, Transamerica Assurance Company, is summarized as follows:

                                                                                   December 31
                                                                             2002              2001
                                                                       ------------------------------------
   Summary statutory-basis balance sheets
   Cash and invested assets                                                   $795,049         $795,317
   Other assets                                                                 57,847           27,823
                                                                       ------------------------------------
                                                                       ------------------------------------
   Total admitted assets                                                      $852,896         $823,140
                                                                       ====================================
                                                                       ====================================

   Insurance reserves                                                         $790,934         $748,599
   Other liabilities                                                            11,701           35,111
   Capital and surplus                                                          50,261           39,430
                                                                       ------------------------------------
                                                                       ------------------------------------
   Total liabilities and capital and surplus                                  $852,896         $823,140
                                                                       ====================================

                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------
   Summary statutory-basis statements of income
   Revenues                                                $149,122          $369,024         $102,223
   Expenses and taxes                                       161,042           394,593           92,313
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
   Net income (loss)                                       $(11,920)       $  (25,569)      $    9,910
                                                     ======================================================

Additionally, the Company owns Gemini Investments, Inc. (Gemini). The carrying value of Gemini was $76,349 and $73,788 at December 31, 2002 and 2001, respectively. Gemini's only activity is to hold certain investment securities.


The carrying amount and estimated fair value of investments in debt securities are summarized as follows:

                                                               Gross          Gross
                                             Carrying       Unrealized     Unrealized       Estimated
                                              Amount           Gains         Losses         Fair Value
                                         ------------------------------------------------------------------
   December 31, 2002
   United States Government and
     agencies                                 $   371,113    $    4,626   $       228      $     375,511
   State, municipal and other government          129,880        13,942           884            142,938
   Industrial and miscellaneous                 9,996,447       649,914       172,381         10,473,980
   Public utilities                             1,246,860        62,782        81,012          1,228,630
   Mortgage and other asset-backed
     securities                                 3,562,867        75,706        71,096          3,567,477
                                         ------------------------------------------------------------------
                                         ------------------------------------------------------------------
                                               15,307,167       806,970       325,601         15,788,536
   Preferred stock                                407,862        10,996        10,510            408,348
                                         ------------------------------------------------------------------
                                         ------------------------------------------------------------------
                                              $15,715,029      $817,966      $336,111        $16,196,884
                                         ==================================================================
                                         ==================================================================

   December 31, 2001
   United States Government and
     agencies                               $     146,896    $    2,375   $       122      $     149,149
   State, municipal and other government           96,136         7,873            66            103,943
   Industrial and miscellaneous                 8,423,848       351,902       192,941          8,582,809
   Public utilities                             1,575,954        47,556        28,386          1,595,124
   Mortgage and other asset-backed
     securities                                 3,520,265        77,707       113,992          3,483,980
                                         ------------------------------------------------------------------
                                         ------------------------------------------------------------------
                                               13,763,099       487,413       335,507         13,915,005
   Preferred stock                                378,494        19,783        20,058            378,219
                                         ------------------------------------------------------------------
                                         ------------------------------------------------------------------
                                              $14,141,593      $507,196      $355,565        $14,293,224
                                         ==================================================================


The carrying amount and estimated fair value of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                        Carrying           Estimated
                                                                         Amount            Fair Value
                                                                  -----------------------------------------

   Due in one year or less                                              $    353,667       $     352,491
   Due after one year through five years                                   3,756,459           3,924,209
   Due after five years through ten years                                  3,685,193           3,845,231
   Due after ten years                                                     3,948,981           4,099,128
                                                                  -----------------------------------------
                                                                          11,744,300          12,221,059
   Mortgage and other asset-backed securities                              3,562,867           3,567,477
                                                                  -----------------------------------------
                                                                  -----------------------------------------
                                                                         $15,307,167         $15,788,536
                                                                  =========================================

A detail of net investment income is presented below:

                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------

   Interest on bonds                                      $   947,242       $   943,177      $   967,267
   Dividends on equity investments                             28,541            23,627           12,853
   Interest on mortgage loans on real estate                   95,220            80,519           44,929
   Interest on policy loans                                       642               441              758
   Other investment income                                    (17,810)           30,018           28,661
                                                     ------------------------------------------------------
                                                            1,053,835         1,077,782        1,054,468
   Less investment expenses                                   (34,416)          (32,066)         (36,174)
                                                     ------------------------------------------------------
   Net investment income                                   $1,019,419        $1,045,716       $1,018,294
                                                     ======================================================



Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:
                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------

   Proceeds                                               $12,946,963        $9,250,023       $7,206,883
                                                     ======================================================
                                                     ======================================================

   Gross realized gains                                 $     259,882       $   204,868      $   180,047
   Gross realized losses                                     (316,000)         (185,447)        (197,933)
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
   Net realized gains (losses)                         $      (56,118)     $     19,421     $    (17,886)
                                                     ======================================================

Gross realized losses for the years ended December 31, 2002 and 2001 include $40,387 and $53,231, respectively, which relate to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2002, investments with an aggregate carrying value of $6,883 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                           Realized
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------

   Bonds                                                   $(56,118)        $  19,421         $(17,886)
   Preferred stocks                                        (113,881)          (54,700)           8,046
   Common stocks                                            (17,649)          (43,471)          21,418
   Other                                                       (773)          (29,797)            (612)
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                           (188,421)         (108,547)          10,966

   Related federal income tax benefit (expense)              75,479            16,849           (2,100)

   Transfer from (to) interest maintenance reserve           69,488            (8,725)          46,884
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
   Net realized capital gains (losses) on                  $(43,454)        $(100,423)        $ 55,750
     investments
                                                     ======================================================




4. Investments (continued)

                                                                     Change in Unrealized
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------

   Bonds                                                   $(20,686)         $ (7,716)       $   6,576
   Preferred stocks                                           1,795            (1,820)           1,701
   Common stocks                                            (20,136)           33,018          (98,636)
   Affiliated common stocks                                 (16,608)          (14,184)           7,082
   Mortgage loans on real estate                             (4,931)               41             (999)
   Other                                                    (20,584)           10,950            5,163
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
   Change in net unrealized capital gains/                 $(81,150)          $20,289        $(79,113)
     losses
                                                     ======================================================

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

                                                                                   December 31
                                                                             2002              2001
                                                                       ------------------------------------
                                                                       ------------------------------------

   Unrealized gains                                                            $2,493          $28,616
   Unrealized losses                                                           (1,441)          (7,428)
                                                                       ------------------------------------
                                                                       ------------------------------------
   Net unrealized gains                                                        $1,052                $
                                                                       ====================================

During 2002, the Company issued mortgage loans with interest rates ranging from 3.11% to 7.68% The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. The Company had no non-income producing mortgage loans for the year ended December 31, 2002. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.


At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the AVR of $11,537 and $12,080, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                 Geographic Distribution                           Property Type Distribution
   --------------------------------------------------------------------------------------------------------
                                     December 31                                         December 31
                                  2002        2001                                     2002       2001
                               ------------------------                            ------------------------

   South Atlantic                  27%        25%      Office                          47%         45%
   Pacific                         20         24       Apartment                       21          15
   E. North Central                12         14       Industrial                      13          10
   Middle Atlantic                 10          9       Shopping centers                10          10
   Mountain                        10          8       Other                            5          13
   W. South Central                 9          7       Agricultural                     3           4
   W. North Central                 6          6       Medical                          1           3
   New England                      3          5
   E. South Central                 3          2

The Company enters into various interest-rate swap agreements in the normal course of business primarily as a means of managing its interest rate exposure. Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is funded.

Interest rate floor and cap agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements or rise above specified levels under interest rate cap agreements. These agreements enable the Company to transfer, modify, or reduce its interest rate risk and generally require up front premium payments. The costs of interest rate floor and cap agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. The conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.

The Company utilizes swaptions to help manage the risk of interest rate fluctuations by providing an option to enter into an interest rate swap in the event of unfavorable interest rate movements. A single premium payment is made by the purchaser at the beginning of the contract. Once the option is exercised, the parties enter into an interest rate swap agreement.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must substantially meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company may have credit exposure in a particular issuer which is higher than what is deemed tolerable. The Company uses credit swaps whereby the Company is a buyer of protection against the very same issuer. Each bond is hedged individually with a credit swap and the notional amount of the swap cannot exceed the par value of the bond. A premium is paid by the Company on a periodic basis and recognized in investment expense. In the event that the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be received by the Company and recognized as a capital gain (offsetting the capital loss incurred by the Company).

The notional amount of derivative instruments outstanding at December 31, 2002 and 2001 is summarized as follows:

                                                                                 Notional Amount
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                                   December 31
                                                                             2002              2001
                                                                       ------------------------------------
   Derivative securities:
     Interest rate and currency swaps:
       Receive floating-pay floating                                        $   217,974      $   243,885
       Receive fixed-pay floating                                             2,035,335        1,803,263
       Receive floating-pay fixed                                             1,094,494          986,081
     Interest rate floor agreements                                             160,500          190,834
     Swaptions                                                                       -           200,000


5. Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies, primarily with affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. These reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable. However, the Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.

The following summarizes the effect of certain reinsurance transactions:

                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------

   Direct premiums                                        $4,209,100        $5,692,801       $5,919,410
   Reinsurance assumed                                       104,983           134,489          121,150
   Reinsurance ceded                                        (185,565)         (705,025)        (101,162)
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
   Net premiums earned                                    $4,128,518        $5,122,265       $5,939,398
                                                     ======================================================

The premiums assumed and ceded above are primarily from affiliates.

The Company received reinsurance recoveries in the amount of $73,543, $32,045, and $55,728 during 2002, 2001, and 2000, respectively. At December 31, 2002 and 2001, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $712 and $1,761, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $907,479 and $751,890, respectively.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future multi-year guarantees included in certain of its annuity contracts. The difference between the funds withheld under coinsurance of $557,869 and the reserve credit taken of $569,954 was credited directly to unassigned surplus on a net of tax basis. During 2002, $1,611 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $25,000 at December 31, 2002 and 2001.

Additionally, during 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The effect of this transaction was also credited directly to surplus on a net of tax basis. The gain from this transaction of $9,425 was credited directly to unassigned surplus. During 2002, $1,810 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus.

6. Income Taxes

The main components of deferred income tax amounts are as follows.

                                                                  December 31,
                                                             2002               2001
                                                      --------------------------------------
                                                      --------------------------------------
   Deferred income tax assets:
     Deferred acquisition costs tax basis                     $34,914          $  33,373
     Reserves                                                  29,823             47,442
     Unrealized capital losses                                 43,715             33,469
     Other                                                     13,798              9,480
                                                      --------------------------------------
   Deferred income tax assets                                 122,250            123,764

   Deferred income tax assets - nonadmitted                    35,969             46,542

   Deferred income tax liabilities:
     Deferred intercompany gains                               22,159                  -
     Unrealized capital gains                                  16,103             38,539
     Other                                                        325                434
                                                      --------------------------------------
                                                      --------------------------------------
   Deferred income tax liabilities                             38,587             38,973
                                                      --------------------------------------
                                                      --------------------------------------
                                                              $47,694          $  38,249
                                                      ======================================



The change in net deferred income tax assets and deferred income tax assets - nonadmitted are as follows:

                                                                             Year Ended December 31
                                                                             2002              2001
                                                                       ------------------------------------
                                                                       ------------------------------------

   Change in net deferred income tax asset                                   $  (1,128)        $ 57,610
                                                                       ====================================
   Change in deferred income tax assets - nonadmitted                          (10,573)          33,415
                                                                       ====================================

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                                     Year Ended December 31
                                                            2002              2001             2000
                                                      -----------------------------------------------------
   Income tax computed at the federal statutory             $  7,641           $13,647          $13,204
     rate (35%):
   Deferred acquisition costs - tax basis                      4,681            13,586            5,570
   Dividends received deduction                               (1,471)           (4,179)          (1,469)
   IMR amortization                                            9,920             1,548              527
   Prior year under (over) accrual                             2,280           (10,713)          (7,961)
   Reinsurance adjustments                                    (1,181)            6,167                -
   Tax credits                                                  (329)             (329)            (329)
   Deferred income taxes                                           -                 -          (11,714)
   Tax reserve valuation                                     (19,790)          (15,051)           5,125
   Other                                                        (869)           (2,320)              99
                                                      -----------------------------------------------------
   Federal income tax expense                              $     882         $   2,356         $  3,052
                                                      =====================================================

The Company joins in a consolidated federal income tax return with TOLIC and other affiliates. As a result, the operating loss carryforwards and the income taxes incurred that are available for carryback on future losses are calculated on a consolidated basis. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations. Intercompany tax balances are settled within 30 days of payment to the Internal Revenue Service (IRS).

The Company's federal income tax returns have been examined and closing agreements have been executed with the IRS through 1995. The examination fieldwork for 1996 through 1997 has been completed and a petition has been filed in the tax court. An examination is underway for 1998 and for the period from January 1 through July 21, 1999 (short tax period).

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus accounts" (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($20,300 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,105.

7. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:


                                                                         December 31
                                                              2002                        2001
                                                   --------------------------- ----------------------------
                                                       Amount       Percent        Amount       Percent
                                                   --------------------------- ----------------------------
   Subject to discretionary withdrawal with adjustments:
       With market value adjustment                   $  3,912,796     18%        $  3,459,785     17%
       At book value less surrender charge               5,180,552     24            5,123,793     25
       At market value                                   4,311,762     20            4,794,128     23

   Subject to discretionary withdrawal without
     adjustment                                          2,902,240     13            1,650,665      8
   Not subject to discretionary withdrawal
     provision                                           5,393,863     25            5,416,833     27
                                                   --------------------------- ----------------------------
                                                   --------------------------- ----------------------------
                                                        21,701,213    100%          20,445,204    100%
                                                      ============                =============
                                                      ============                =============
   Less reinsurance ceded                                  903,807                     748,209
                                                   ----------------            ----------------
                                                   ----------------            ----------------
   Total policy reserves on annuity and                $20,797,406
     deposit-type liabilities                                                      $19,696,995
                                                   ================            ================

Separate accounts held by the Company primarily represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and substantially all the investment risks associated with market value changes are borne entirely by the policyholder.


Information regarding the separate accounts of the Company is as follows:

                                   Nonindexed
                                               Indexed       Guaranteed     Nonguaranteed      Total
                                            --------------------------------------------------------------
                                            --------------------------------------------------------------
   Premiums, deposits and other                       $ -       $14,328        $1,617,853     $1,632,181
     considerations for the year ended
     December 31, 2002
                                            ==============================================================
                                            ==============================================================

   Reserves for separate accounts as of December 31, 2002 with assets at:
       Fair value                                      $-  $           -       $4,311,762     $4,311,762
       Amortized cost                                   -       401,372                 -        401,372
                                            --------------------------------------------------------------
   Total                                               $-      $401,372        $4,311,762     $4,713,134
                                            ==============================================================
                                            ==============================================================

   Reserves by withdrawal
     characteristics as of December 31,
     2002:
       With market value adjustment                   $ -      $387,467      $     28,304     $  415,771
       At market value                                  -             -         4,283,458      4,283,458
   Not subject to discretionary withdrawal              -        13,905                 -         13,905
                                            --------------------------------------------------------------
   Total                                              $ -      $401,372        $4,311,762     $4,713,134
                                            ==============================================================
                                            ==============================================================

   Premiums, deposits and other
     considerations for the year ended
     December 31, 2001                      $           -     $  11,802        $1,958,712     $1,970,514
                                            ==============================================================
                                            ==============================================================

   Reserves for separate accounts as of December 31, 2001 with assets at:
       Fair value                               $  75,583     $  10,429        $4,573,822     $4,659,834
       Amortized cost                                   -       373,114                 -        373,114
                                            --------------------------------------------------------------
                                            --------------------------------------------------------------
   Total                                        $  75,583      $383,543        $4,573,822     $5,032,948
                                            ==============================================================
                                            ==============================================================

   Reserves by withdrawal
     characteristics as of December 31,
     2001:
       With market value adjustment         $           -     $  10,429     $       8,805   $     19,234
       At market value                             75,583       373,114         4,565,017      5,013,714
                                            --------------------------------------------------------------
                                            --------------------------------------------------------------
   Total                                        $  75,583      $383,543        $4,573,822     $5,032,948
                                            ==============================================================
   Premiums, deposits and other
     considerations for the year ended
     December 31, 2000                      $           -   $       292        $2,523,614     $2,523,906
                                            ==============================================================


                 Transamerica Life Insurance and Annuity Company

           Notes to Financial Statements - Statutory Basis (continued)
                             (Dollars in Thousands)

                                December 31, 2002


7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------
   Transfers as reported in the summary of operations of the separate accounts statement:
       Transfers to separate accounts                      $1,646,198        $1,986,979       $2,523,693
       Transfers from separate accounts                     1,132,860         1,815,408        2,517,241
                                                     ------------------------------------------------------
   Net transfers to separate accounts                     $   513,338           171,571            6,452

   Reconciling adjustments:
     Deposits/withdrawals directly to separate
       accounts                                                     -                 -             (213)
     Other                                                       (228)            1,527             (499)
                                                     ------------------------------------------------------
   Transfers as reported in the statements
     of operations                                        $   513,110       $   173,098    $       5,740
                                                     ======================================================

8. Dividend Restrictions

The Company is subject to limitations, imposed by the State of North Carolina, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities, is $99,684.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

9. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2001, the Company sold $23,444 of agent balances without recourse to Money Service, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale. The Company did not sell any agent balances during 2002.

10. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

Beginning in 2000, the Company receives data processing, investment advisory and management, marketing and administration services from affiliates. During 2002 and 2001 and 2000, the Company paid $70,126, $69,277, and $57,702, respectively, for these services, which approximates their costs to the affiliates.

The Company provides office space, marketing and administrative services to certain affiliates. During 2002, 2001 and 2000, the Company received $31,987, $31,857 and $22, respectively, for such services, which approximates their cost.

Payables to affiliates bear interest at the thirty-day commercial paper rate.

The Company received capital contributions of $180,000 and $60,000 from its parent in 2002 and 2001, respectively.

At December 31, 2002 and 2001, the Company has short-term notes receivable from affiliates of $202,500 and $189,000, respectively. Interest on these notes accrues at the 30-day commercial paper rate at the time of issuance.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

11. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $4,191,048 and $4,937,888 as of December 31, 2002 and 2001, respectively.
Pursuant to contract terms, the plan sponsor retains legal title to the assets and receives the investment performance related to these contracts; consequently, contract balances are not reflected in the accompanying financial statements. The Company guarantees to provide benefit responsiveness, which may take the form of annuities, in the event that qualified plan benefit requests exceed cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at fixed or floating rates, from future plan contributions and asset cash flows. In return for this guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company thoroughly underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow availability. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

At December 31, 2002 and 2001, the Company had entered into multiple agreements with notional amounts of $51,805 and $270,000, respectively, for which it was paid a fee to provide credit enhancement and standby letter of credit on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $80,645 and $80,741, respectively, in conjunction with these transactions.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

                            Statutory-Basis Financial
                               Statement Schedules




                 Transamerica Life Insurance and Annuity Company

                       Summary of Investments - Other Than
                Investments in Related Parties - Statutory Basis
                             (Dollars in Thousands)

                                December 31, 2002

Schedule I
                                                                                         Amount at Which
                                                                                           Shown in the
                                                                            Market        Balance Sheet
              Type of Investment                          Cost (1)           Value
-----------------------------------------------------------------------------------------------------------

Fixed maturities
Bonds:
   United States government and government agencies
     and authorities                                        $379,308          $384,923         $379,308
   States, municipalities and political subdivisions         450,895           477,505          450,895
   Foreign governments                                       103,846           112,071          103,846
   Public utilities                                        1,246,860         1,228,630        1,246,860
   All other corporate bonds                              13,126,258        13,585,407       13,126,258
Preferred stock                                              407,862           408,348          407,862
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
Total fixed maturities                                    15,715,029        16,196,884       15,715,029

Equity securities
Common stocks:
   Public utilities                                              441               415              415
   Banks, trust and insurance                                  2,672             2,608            2,608
   Industrial, miscellaneous and all other                    29,807            30,949           30,949
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
Total equity securities                                       32,920            33,972           33,972

Mortgage loans on real estate                              1,437,245                          1,437,245
Policy loans                                                  20,023                             20,023
Other invested assets                                        143,830                            143,830
Cash and short-term investments                              177,591                            177,591
                                                     -------------------                -------------------
Total                                                    $17,526,638                        $17,527,690
                                                     ===================                ===================

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjustment for amortization of premiums or accrual of discounts.

                 Transamerica Life Insurance and Annuity Company

              Supplementary Insurance Information - Statutory Basis
                             (Dollars in Thousands)

Schedule III


                            Future Policy Policy and
                                                        Benefits and       Contract      Premium Revenue
                                                          Expenses        Liabilities
-----------------------------------------------------------------------------------------------------------

Year ended December 31, 2002
Individual life                                               $14,314            $104             $3,092
Group life and health                                              53             121                314
Annuity                                                    13,606,513               -          4,125,112
                                                     ------------------------------------------------------
                                                          $13,620,880            $225         $4,128,518
Year ended December 31, 2001
Individual life                                        $       12,240        $     31      $       1,692
Group life and health                                              67             368               (132)
Annuity                                                    12,268,508             (24)         5,120,705
                                                     ------------------------------------------------------
                                                          $12,280,815         $   375         $5,122,265

Year ended December 31, 2000
Individual life                                        $       11,323         $   108      $       1,588
Group life and health                                              69           2,562              6,562
Annuity                                                    10,130,738               -          5,931,248
                                                     ------------------------------------------------------
                                                          $10,142,130          $2,670         $5,939,398



                 Transamerica Life Insurance and Annuity Company

                             (Dollars in Thousands)

Schedule III
                                                           Benefits,
                                                             Claims
                                        Net Investment     Losses and    Other Operating
                                            Income*        Settlement       Expenses*    Premiums Written
                                                            Expenses
-----------------------------------------------------------------------------------------------------------

Year ended December 31, 2002
Individual life                          $       1,212     $      4,235    $       303
Group life and health                                -              (85)           812       $     315
Annuity                                      1,018,207        4,241,630        928,728
                                       ---------------------------------------------------
                                            $1,109,419       $4,245,780       $929,843

Year ended December 31, 2001
Individual life                          $       1,564    $       2,052    $       375
Group life and health                                -             (486)         1,999        $  3,325
Annuity                                      1,044,152        5,586,013        614,384
                                       ---------------------------------------------------
                                            $1,045,716       $5,587,579       $616,758

Year ended December 31, 2000
Individual life                           $      1,212    $        (512)    $      538
Group life and health                              507           (2,769)        21,757         $47,303
Annuity                                      1,016,575        6,639,927        368,017
                                       ---------------------------------------------------
                                            $1,018,294       $6,636,646       $390,312

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.


                 Transamerica Life Insurance and Annuity Company

                          Reinsurance - Statutory Basis
                             (Dollars in Thousands)

Schedule IV
                                                                   Assumed                    Percentage
                                                     Ceded to        From                     of Amount
                                        Gross         Other         Other          Net         Assumed
                                        Amount      Companies     Companies       Amount        To Net
-----------------------------------------------------------------------------------------------------------

Year ended December 31, 2002
Life insurance in force                $  105,773    $  23,220  $           - $     82,553          -%
                                    =======================================================================

Premiums:
   Individual life                  $       3,572  $       480  $           - $       3,092         -%
   Group life and health                      315            1            -            314         -
   Annuity                              4,205,213      185,084      104,983      4,125,112         3
                                    -----------------------------------------------------------------------
                                       $4,209,100     $185,565     $104,983     $4,128,518         3%
                                    =======================================================================

Year ended December 31, 2001
Life insurance in force               $   115,913    $  26,531  $           - $      89,382         -%
                                    =======================================================================

Premiums:
   Individual life                  $        2,203 $       511  $           - $       1,692         -%
   Group life and health                    3,325        3,457            -           (132)        -
   Annuity                              5,687,273      701,057      134,489      5,120,705         3
                                    -----------------------------------------------------------------------
                                       $5,692,801     $705,025     $134,489     $5,122,265         3%
                                    =======================================================================

Year ended December 31, 2000
Life insurance in force               $   132,733    $  29,459  $           -  $   103,274          -%
                                    =======================================================================

Premiums:
   Individual life                  $       2,136  $       548  $           - $       1,588         -%
   Group life and health                   47,303       40,741            -          6,562         -
   Annuity                              5,869,971       59,873      121,150      5,931,248         2
                                    -----------------------------------------------------------------------
                                       $5,919,410     $101,162     $121,150     $5,939,398         2%
                                    =======================================================================



                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) Financial Statements:

         All required financial statements are included in Parts A and B of this Registration Statement.

     (b)  Exhibits:

         (1) Resolutions of Board of Directors of Transamerica Life Insurance and Annuity Company (the "Company") authorizing the creation of Separate Account VA-8 (the "Separate Account"). 1/

         (2) Not Applicable.

         (3) Form of Distribution Agreement between the Company, the Separate Account and Transamerica Securities Sales Corporation. 1/

         (4) Forms of Flexible Premium Deferred Variable Annuity Contracts.
             Form of Flexible Premium Deferred Variable Annuity Contract for Transamerica Bounty Variable Annuity. Guaranteed
             Minimum Death Benefit Rider and Guaranteed Minimum Income Rider. 1/

         (5) Form of Application for Flexible Premium Variable Annuity.

         (6) (a) Articles of Incorporation of Transamerica Life Insurance and Annuity Company. 1/

                  (b) By-Laws of Transamerica Life Insurance and Annuity Company. 1/

         (7)      Not Applicable.

         (8)      Form of Participation Agreements. (a) re The Alger American
                  Fund 1
                  (b) re Alliance Variable Products Series Fund, Inc. 1 (c) re Dreyfus Variable Investment Fund 1 (d) re Janus Aspen Series 1
                  (e) re MFS Variable Insurance Trust 1 (f) re Morgan Stanley Universal Funds, Inc. 1 (g) re OCC Accumulation Trust 1 (h) re Transamerica Variable Insurance Fund, Inc. 1 6/ (i) re PIMCO Variable Insurance Trust 1 (j) re Franklin Templeton 6/
                  (k) re WRL Series Fund 5/ 6/ 7/


         (9) Opinion and Consent of Counsel. 1/ 8/


         (10) (a) Consent of Counsel.

                     (b) Consent of Independent Auditors. 4/ 6/ 7/ 8/


         (11) No financial statements are omitted from Item 23.

         (12) Not Applicable.

         (13) Performance Data Calculations. 3/

         (14) Not Applicable.

         (15) Powers of Attorney. 1/ 2/

----------------------------

1/ Incorporated by reference to the like-numbered exhibit of the Initial Filing to the Form N-4 Registration Statement, File No. 333-32664 (March 16, 2000).

2/ Incorporated by reference to the like numbered exhibit of Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, File No. 333-32664 (July 5, 2000).

3/   To be filed by subsequent Amendment.

4/ Incorporated by reference to the like-numbered exhibit of Post-Effective Amendment No. 2 to the Form N-4 Registration Statement, File No. 333-32664 (October 12, 2000).

5/ Incorporated herein by reference to Post-Effective Amendment No. 1 of PFL Life Variable Annuity Account A on Form N-4 File No. 333-26209 (Filed April 29, 1998).

6/ Incorporated by reference to the like-numbered exhibit of Post-Effective Amendment No. 3 to the Form N-4 Registration Statement, File No. 333-32664 (April 26, 2001).


7/ Incorporated by reference to the like-numbered exhibit of Post-Effective Amendment No. 4 to the Form N-4 Registration Statement, File No. 333-32664 (April 26, 2002).

8/   Filed herewith.



Items 25.  Directors and Officers of the Depositor.

     The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk(s).

List of Directors of Transamerica Life Insurance and Annuity Company


Darryl D. Button*
Brenda K. Clancy*
Christopher H. Garrett*
Diane Meiners*Larry N. Norman
Paul E. Rutledge III***
Arthur C. Schneider*
Craig D. Vermie*
Ron F. Wagley


         *4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499
         **300 Consilium Place, Scarborough, Ontario M1H362 Canada ***401 N. Tryon Street, Charlotte, North Carolina 28202-2108

List of Officers for Transamerica Life Insurance and Annuity Company

            TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY OFFICERS
Larry N. Norman                             President
Paul E. Rutledge III                        President - Reinsurance Division

William R. Gernert                          Executive Vice President, Diversified Financial Products Division
John R. Kenney                              Executive Vice President, Agency Group

Reid A. Evers                               Senior Vice President & Division General Counsel

James F. Bowman                             Senior Vice President
Sandy Brown                                 Senior Vice President
Kent G. Callahan                            Senior Vice President
Roy Chong-Kit                               Senior Vice President and Chief Actuary
Brenda Clancy                               Senior Vice President, Corporate

Bruce Clark                                 Senior Vice President & Chief Financial Officer - TIIG
Kenneth J. Cochrane                         Senior Vice President
Catherine Collinson                         Senior Vice President
Peggy Ettestad                              Senior Vice President and Chief Reinsurance Operations Officer
David M. Goldstein                          Senior Vice President
Darcy G. Hatton                             Senior Vice President


Frank J. LaRusso                           Senior Vice President
Thomas O'Neill                              Senior Vice President
Ray Robinson                                Senior Vice President
Frank Rosa                                  Senior Vice President
Joel Seigle                                 Senior Vice President
William H. Tate                             Senior Vice President
Ron F. Wagley, CLU                          Senior Vice President
William R. Wellnitz FSA                     Senior Vice President and Actuary
Peter A. Welsh                              Senior Vice President

Eric Goodman                                Chief Investment Officer & Senior Vice President
Heidi Y. Hu                                 Investment Officer
Matthew W. Kuhns                            Investment Officer
Matthew A. Palmer                           Investment Officer
Gary U. Rolle' CFA                          Investment Officer
Jeffrey S. Van Harte                        Investment Officer

Lana Ash                                    Vice President


John Bailey                                 Vice President, Investment Division
James K. Baskin                             Vice President
James A. Beardsworth                        Vice President-Accounting, Corporate
Bradley Beman                               Vice President
John T. Bender                              Vice President
Rita Biesoit                                Vice President
Cal Birkey                                  Vice President, Financial Markets Division
David L. Blankenship                        Vice President, Investment Division
Benjamin J. Bock                            Vice President
Adam Bonsky                                 Vice President
Robert F. Broseman                          Vice President, Investment Division
Kirk Buese                                  Vice President, Investment Division


Frank A. Camp                               Vice President & Division General Counsel, Financial Markets
                                                                        Division

Dave Carney                                 Vice President, Investment Division
John K. Carter                              Vice President and Counsel
Steven C. Chamberlin                        Vice President
Cindy L. Chanley                            Vice President, Financial Markets Division
Wonjoon Cho                                 Vice President
Jeffrey D. Coil                             Vice President
Joel L. Coleman                              Vice President
Freank E. Collecchia                        Vice President
Bill Cook                                   Vice President, Investment Division
Glen Cunningham                              Vice President


Douglas Dean                                Vice President
Maureen DeWald                              Vice President & Assistant Secretary, Investment Division
Gail Dubois                                 Vice President
James A. Duff                               Vice President, Eastern Regional Marketing Center
Mark E. Dunn                                Vice President, Investment Division


Janet Elie                                  Vice President
Mark D. Evans                               Vice President

Mark A. Faulkenberg                         Vice President
David Feltman                               Vice President

Roger Freeman                               Vice President, Financial Markets Division


William Geiger                              Vice President and Corporate Counsel
Diana Geraci                                Vice President
Kevin A. Giles                              Vice President
Luke Girard                                 Vice President
Richard R. Greer                            Vice President, Financial Markets Division


Roger Hagopian                               Vice President
David R. Halfpap                            Vice President, Investment Division
Robert L. Hansen                            Vice President, Investment Division

Donna Heitzman                                Vice President, Investment Division
Bill Henricksen                             Vice President, Investment Division
Jo Ann B. Hepperman                         Vice President and Division General Counsel, Marketing Partnerships
Marsha Hicks                                Vice President & Assistant Secretary, Investment Division
Aruna Hobbs                                 Vice President, Diversified Financial Products Division
Frederick B. Howard                         Vice President, Investment Division
Suzette Hoyt                                Vice President and Assistant Secretary
Laurie Hubbard                              Vice President
Karen Hufnagel                              Vice President
Zahid Hussain                               Vice President

Marvin A. Johnson                          Vice President


Patrick Kelleher                            Vice President and Reinsurance Financial Officer
Jon D. Kettering                            Vice President, Investment Administration, Investment Division
Ken Kilbane                                 Vice President
Larry M. Kirkland                          Vice President & Managing Actuary, Equity Group
Gwen Kluber                                 Vice President
Robert J. Kontz                             Vice President & Corporate Controller

Sarah C. Lange                              Vice President
Susan Lotwin                                Vice President

Carl Macero                                 Vice President and Chief Reinsurance Underwriter
Susan Mack                                  Vice President and Associate General Counsel
Diana Marchesi                              Vice President and Assistant General Counsel
Jeffrey T. McGlaun                          Vice President
Philip McHale                               Vice President and Chief Underwriter
Diane Meiners                               Vice President and Treasurer
Kelly Michel                                Vice President Special Markets
Darryl Mitchell                             Vice President and Assistant Secretary
Kate Modzelewski                            Vice President-Tax, Corporate
Daniel C. Mohwinkel                         Vice President, Financial Markets Division
Steven J. Myers                             Vice President


Thomas L. Nordstrom                         Vice President, Investment Division


Steven P. Opp                               Vice President

Mary T. Pech                                Vice President, Investment Division
Thomas E. Pierpan                          Vice President, Equity Group
Greg Podhajsky                              Vice President
Bruce J. Purvis                             Vice President and Chief Medical Director


Donald P. Radisich                          Vice President

Brian Rolland                               Vice President, Investment Division
Edward M. Root                              Vice President
Jeffrey L. Rosen                            Vice President, Diversified Financial Products Division
Richard M. Rubenstein                       Vice President and Assistant Secretary
Michael J. Rudzik                          Vice President
Stacey Rutledge                              Vice President, Investment Division

Douglas A. Sarcia                          Vice President, Special Markets Group
Thomas J. Schefter                          Vice President
Lorne W. Schinbein                          Vice President & Managing Actuary, Equity Group
Lindsay Schmuacher                          Vice President, Investment Division
Arthur Schneider                            Vice President
Gary H. Scott                               Vice President, Financial Markets Division
Christopher R. Sebald                       Vice President
Steven R. Shepard                          Vice President & Associate General Counsel
Dave Shute                                  Vice President
Sarvjeev S. Sidhu                          Vice President
Michael Simpson                              Vice President, Investment Division
Jon L. Skaggs                               Vice President, Investment Division
R. Michael Slaven                          Vice President & Assistant Secretary, Diversified Financial Products Division
Robert A. Smedley                          Vice President, Investment Division
Brian Smith                                 Vice President, Special Markets Group
Michael S. Smith                            Vice President, Investment Division
Nolan Smith                                 Vice President
Anne M. Spaes                               Vice President, Financial Markets Division
Hristo Stefanov                             Vice President
J. Staley Stewart                          Vice President


Mary Taiber                                 Vice President
Gregory Theobald                            Vice President & Assistant Secretary, Investment Division
Colleen Tobiason                            Vice President, Financial Markets Division
Barry G. Tobin                              Regional Vice President


Michael A. Urban                            Vice President
Emily Urbano                                Vice President

Jerome C. Vahl                              Vice President
Colleen Vandermark                          Vice President

Craig D. Vermie                             Vice President & Counsel, Corporate


William A. Waldie                          Vice President, Financial Markets Division
James B. Watson                             Vice President & Associate General Counsel
Kevin Weigel                                Vice President
Michael M. Whitehead                        Vice President
Vincent B. Winter                          Regional Vice President
Michael B.Wolfe                              Vice President
Bob Woodcock                                Vice President and Assistant Secretary
Karen R. Wright                             Vice President


Ronald L. Ziegler                          Vice President & Actuary, Financial Markets Division
Mark J. Zinkula                             Vice President


Jeff Carnal                                 Second Vice President
David Dampman                                 Second Vice President
David Fairhall FSA                          Second Vice President

Cheryl Finney                               Second Vice President and Assistant General Counsel
Selma Fox                                   Second Vice President
Thomas Freitas                                Second Vice President
Mercedes Fresno                              Second Vice President and Assistant General Counsel
Lynn Harbeson                               Second Vice President
Stephen D. Harris                          Second Vice President
Liwen Lien                                  Second Vice President
Leroy McCarty                               Second Vice President
Robert L. Poage                              Second Vice President
Denise Power                                Second Vice President
Beverly Rockecharlie                        Second Vice President
Chris Shaw                                  Second Vice President
Frank Snyder                                Second Vice President
Donna J. Spalding                          Second Vice President, Financial Markets Division
Sheila Smith                                Second Vice President
Paul Standish                               Second Vice President and Assistant General Counsel
Shawn Sylvester                              Second Vice President
Tonya J. Vessels                            Second Vice President


Kimberly A. Bivins                          Assistant Vice President, Diversified Financial Products Division
Phillip Burch                               Assistant Vice President
Darryl L. Button                            Assistant Vice President, Institutional Markets Division

Stephen Curry                               Assistant Vice President

Erik Furnish                                Assistant Vice President, Diversified Financial Products Division

Jacqueline D. Griffin                       Assistant Vice President, Diversified Financial Products Division
Tom Grondin                                 Assistant Vice President, Institutional Markets Division


Thomas J. Hartlage                          Assistant Vice President, Diversified Financial Products Division
Priscilla I. Hechler                        Assistant Vice President & Assistant Secretary, Equity Group
JoAnn Herndon                               Assistant Vice President, Financial Markets Division
Michael G. Herp                              Assistant Vice President, Diversified Financial Products Division
Richard C. Hicks                            Assistant Vice President & Assistant Secretary, Equity Group
Becky Hobart                                Assistant Vice President


Clifton E. Jenkins                          Assistant Vice President
Chris Joly                                  Assistant Vice President


Melanie Mabe                                Assistant Vice President, Diversified Financial Products Division
William R. Maurer                          Assistant Vice President, Financial Markets Division
Kevin Maynard                               Assistant Vice President, Diversified Financial Products Division
Matthew G. Meaney                          Assistant Vice President
Brian Murphy                                Assistant Vice President

Robert E. Payne                              Assistant Vice President, Financial Markets Division
Sherry M. Perchik                          Assistant Vice President
Rhonda L. Pritchett                         Assistant Vice President, Diversified Financial Products Division

Michelle Shaw                               Assistant Vice President
Darin Smith                                 Assistant Vice President & Assistant Secretary, Financial Markets Division
Elise Smith                                 Assistant Vice President
Brenda Sneed                                Assistant Vice President
Teresa L. Stolba                            Assistant Vice President, Financial Markets Division


Chris Tobe                                  Assistant Vice President
Ken Turnquist                               Assistant Vice President & Actuary, Extraordinary Markets

Thomas E. Walsh                              Assistant Vice President, Diversified Financial Products Division


Jeffrey J. Barber                          Associate Vice President
Michael S. Centeno                          Associate Vice President
Ya-Li Chen                                  Associate Vice President
Farzah Golshani                              Associate Vice President
Donna Harrington                            Associate Vice President
Eric King                                   Associate Vice President
Andrew T. Matarazzo                         Associate Vice President
Susan Nordquist                              Associate Vice President
Alex Ruiz                                   Associate Vice President
Bryan M. Sugimoto                          Associate Vice President
Elizabeth A. Summers                        Associate Vice President
Sheila Wales                                Associate Vice President
Gloria Wong                                 Associate Vice President
Mariel E. Young                             Associate Vice President


Mary J. Clark                               Counsel, Corporate
Emarie S. Payne                              Counsel, Corporate
Katherine A. Schulze                        Counsel, Corporate
Mary J. Tresnak                             Counsel, Corporate


Neva Curtis                                 Assistant Secretary, Marketing Partnerships
John Donner                                 Assistant Secretary, Investment Division
Sara L. Haas                                Assistant Secretary
Paul J. Houk                                Assistant Secretary and Counsel
Robert S. Jett                              Assistant Secretary
Dawn Krousie                                Assistant Secretary
Mary Schaefer                               Assistant Secretary, Financial Markets Division
Marie W. Schmitt                            Assistant Secretary, Marketing Partnerships


Clifton W. Flenniken III                    Assistant Treasurer, Investment Division


James T. Bradley                            Product Compliance Officer, Marketing Partnerships


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Registrant is a separate account of Transamerica Life Insurance and Annuity Company, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Life Insurance and Annuity Company, is wholly owned by Transamerica Occidental Life Insurance Company, which is wholly owned by Transamerica Insurance Corporation. Transamerica Insurance Corporation may be deemed to be controlled by its parent, Transamerica Corporation, which is wholly owned by AEGON, N.V.

     The following charts indicate the persons controlled by or under common control with Transamerica Corporation and AEGON N.V.


AEGON U.S. Holding Corporation (DE) (100%)
             CORPA Reinsurance Company (NY) (100%)
             AEGON Management Company (IN) (100%)
             Short Hills Management Company (NJ) (100%)
             AEGON U.S. Corporation (IA) (100%)
               Commonwealth General Corporation and subsidiaries (DE) (100%)
               AEGON USA, Inc. (IA) (100%)
               RCC North America LLC (DE) (100%)
                  Transamerica Holding Company, L.L.C. (DE) (100%)
                      Veterans Life Insurance Company (IL) (100%)
                           Peoples Benefit Services, Inc. (PA) (100%)
                      Transamerica Life Insurance Company (IA) (100%)
                           Professional Life & Annuity Insurance Company (AZ) (100%)
                           AEGON Financial Services Group, Inc. (MN) (100%)
                                    AEGON Assignment Corporation of Kentucky (KY) (100%)
                                    AEGON Assignment Corporation (IL) (100%)
                                    Transamerica Financial Institutions, Inc. (MN) (100%)
                      AEGON Funding Corp. (DE) (100%)
                      AEGON USA Investment Management, LLC (IA) (100%)
                      First AUSA Life Insurance Company -- insurance holding co.
                           (MD) (100%) AUSA Life Insurance Company, Inc. --
                           insurance (NY) (100%) United Financial Services, Inc.
                           (MD) (100%) Monumental General Casualty Company (MD)
                           (100%) Bankers Financial Life Insurance Company (AZ)
                           (100%) The Whitestone Corporation (MD) (100%) Cadet
                           Holding Corp. (IA) (100%) Monumental General Life
                           Insurance Co. of Puerto Rico (PR) (51%) Iowa Fidelity
                           Life Insurance Company (AZ) (100%) Southwest Equity
                           Life Insurance Company (AZ) (100%) Life Investors
                           Insurance Company of America -- insurance (IA) (100%)
                             Apple Partners of Iowa, L.L.C.  (IA) (100%)
                             Life Investors Alliance LLC (DE) (100%)
                           Western Reserve Life Assurance Co. of Ohio -- insurance (OH) (100%)
                             WRL Insurance Agency, Inc. (CA) (100%)
                                    WRL Insurance Agency of Alabama, Inc. (AL) (100%)
                                    WRL Insurance Agency of Massachusetts, Inc. (MA) (100%)
                                    WRL Insurance Agency of Nevada, Inc. (NV) (100%
                                    WRL Insurance Agency of Wyoming, Inc. (WY) (100%)
                             AEGON Equity Group, Inc. (FL) (100%)
                             AEGON/Transamerica Fund Services, Inc. -- transfer agent (FL) (100%)
                             AEGON/Transamerica Fund Advisers, Inc. -- investment adviser (FL) (100%)
                             World Financial Group Insurance Agency, Inc. (CA) (100%)
                                    World Financial Group Insurance Agency of Alabama, Inc. (AL) (100%)
                                    World Financial Group Insurance Agency of Hawaii, Inc. (HI) (100%)
                                    World Financial Group Insurance Agency of Massachusetts, Inc. (MA) (100%)
                                    World Financial Group Insurance Agency of Nevada, Inc. (NV) (100%)
                                    World Financial Group Insurance Agency of New Mexico (NM) (100%)
                                    World Financial Group Insurance Agency of Wyoming, Inc. (WY) (100%)
                                    WFG Property & Casualty Insurance Agency, Inc. (GA) (100%)
                                       WFG Property & Casualty Insurance Agency of Alabama, Inc. (AL) (100%)
                                       WFG Property & Casualty Insurance Agency of California, Inc. (CA) (100%)
                                       WFG Property & Casualty Insurance Agency of of Mississippi, Inc. (MS) (100%)
                                       WFG Property & Casualty Insurance Agency of Nevada, Inc. (NV) (100%)
                                       WFG Property & Casualty Insurance Agency of Wyoming, Inc. (WY) (100%)
                  AUSA Holding Company -- holding company (MD) (100%)
             AEGON USA Investment Management, Inc. -- investment adviser (IA) (100%)
             AEGON USA Securities, Inc. -- brokerdealer (IA) (100%)
                    Transamerica Capital, Inc. (CA) (100%)
                    Universal Benefits Corporation -- third party administrator (IA) (100%)
                    Investors Warranty of America, Inc. -- provider of automobile extended maintenance contracts (IA)
                  (100%)
                    Massachusetts Fidelity Trust Company -- trust company (IA) (100%)
                    Roundit, Inc. (MD) (50%)
                    Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
                    Diversified Investment Advisors, Inc. -- investment adviser (DE) (100%)
                        Diversified Investors Securities Corp. -- broker-dealer (DE) (100%)
                        George Beram & Company, Inc. (MA) (100%)
                    Creditor Resources, Inc. -- credit insurance  (MI) (100%)
                        Premier Solutions Group, Inc. (MD) (100%)
                        CRC Creditor Resources Canadian Dealer Network Inc. -- insurance agency (Canada) 100%)
                    Money Services, Inc. -- financial counseling for employees and agents of affiliated companies (DE)
                  (100%)
                        ORBA Insurance Services, Inc. (CA) (40.15%)
                        ADB Corporation, L.LC. (DE) (100%)
                        AEGON USA Travel and Conference Services, LLC (IA) (100%)
                        Great Companies, L.L.C. (IA) (30%)
                    Zahorik Company, Inc. -- broker-dealer  (CA) (100%)
                        ZCI, Inc. (AL) (100%)
                        Zahorik Texas, Inc. (TX) (100%)
                    Monumental General Insurance Group, Inc. -- holding company  (MD) (100%)
                        Monumental General Mass Marketing, Inc. -- marketing (MD) (100%)
                        Trip Mate Insurance Agency, Inc. (KS) (100%)
                        Monumental General Administrators, Inc. (MD) (100%)
                           National Association Management and Consultant Services, Inc. (MD) (100%)
                    AEGON Asset Management Services, Inc. (DE) (100%)
                        World Group Securities, Inc. (DE) (100%)
                        World Financial Group, Inc. (DE) (100%)
                    InterSecurities, Inc. -- broker-dealer  (DE) (100%)
                    Idex Investor Services, Inc. -- shareholder services  (FL) (100%)
                    Idex Management, Inc. -- investment adviser  (DE) (100%)
                    AEGON USA Realty Advisors Inc. -- real estate investment services  (IA) (100%)
                        QSC Holding, Inc. (DE) (100%)
                        Realty Information Systems, Inc. -- information systems for real estate investment management  (IA) (100%)
                        AEGON USA Real Estate Services, Inc. (DE) (100%)


Footnotes:


(1) 225 shares Series A Preferred Stock owned by Scottish Equitable Finance Limited. (2) AEGON U.S. Holding Corporation owns 10,000 shares (88%) and Transamerica Holding Company, L.L.C. owns 3,150 shares (12%).
(3) 10 shares Series A Preferred Stock owned by AEGON U.S. Holding Corporation. 150, of Class B Non-Voting Stock owned by AEGON U.S.Corporation. 100 shares Voting Common owned by AEGON U.S. Corporation.
(4) AEGON DMS Holding B.V. owns 99%; AEGON International N.V. owns 1%




Item 27.  Number of Contract Owners
Durham            Qualified: 2,235  Non-qualified: 142



Item 28.  Indemnification

Transamerica Life Insurance and Annuity Company's Articles of Incorporation provide in Article VIII as follows:

To the full extent from time to time permitted by law, no person who is serving or who has served as a director of the Corporation shall be personally liable in any action for monetary damages for breach of his or her duty as a director, whether such action is brought by or in the right of the corporation or otherwise. Neither the amendment or repeal of this Article nor inconsistent with this Article, shall eliminate or reduce the protection afforded by this Article to a director of the Corporation with respect to any matter which occurred, or any cause of action, suit or claim which but for this Article would have accrued or arising prior to such amendment, repeal or adoption.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Transamerica Life Insurance and Annuity Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers.Effective 11/15/00, Transamerica's Multi-Line/Multi-Year insurance coverages were combined with AEGON's "Primary" and "Blended" policies. AEGON has separate "Primary" policies underneath the "Blended" multi-line coverage. The D&O portion of the Multi-Line policy was merged with AEGON's program on 7/21/99. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program for Coverage A and for Coverage B is $1,000,000,000 for the period 7/21/99 to 1/31/2003. Coverage B is subject to a self insured retention of $500,00 within Anglo-Saxon countries, $250,000 outside of Anglo-Saxon countries and $750,000 for securities claims. The lead insurer is now Chubb for the "Blended" multi-line coverage.
Item 29.  Principal Underwriter

     (a) Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter for: Transamerica Investors, Inc.; Transamerica Variable Insurance Fund, Inc.; Transamerica Occidental Life Insurance Company's Separate
Accounts: VA-2L; VA-2NL; VUL-1; VUL-2; VUL-4; VUL-5; VUL-6 and VL; Transamerica Life Insurance and Annuity Company's Separate Accounts VA-1; VA-6; VA-7; and VA-8 and Transamerica Life Insurance Company of New York VA-2LNY; VA-2NLNY; VA-5NLNY; and VA-6NY

The Underwriter is wholly-owned by Transamerica Insurance Corporation of California, a wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON, N.V.

     (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:

Sandra C. Brown   Director and President
Catherine Collinson        Director
George Chuang              Director, Vice President and Treasurer
Christopher Shaw  Vice President, Secretary and Chief Compliance Officer
Kristine Ung               Chief Financial Officer

(c) The following table lists the amounts of commissions paid to the co-underwriter during the last fiscal year.

Name of
Principal                   Net Underwriting                   Compensation on      Brokerage
Underwriter              Discounts & Commission                   Redemption      Commissions       Compensation


TSSC                                0                                  0           $2,292,467.98     0


Item 30.  Location of Accounts and Records

Physical possession of each account, book, or other document required to be maintained is kept at the NAVISYS, 9375 Landmark Parkway Drive, St. Louis, Missouri 63127-1690

Item 31.  Management Services

     Not applicable.

Item 32.  Undertakings

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.


     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

    (d) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Transamerica Life Insurance and Annuity Company certifies that this Post-Effective Amendment No. 5 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on this 29th day of April, 2003.

                            SEPARATE ACCOUNT VA-8 OF
                           TRANSAMERICA LIFE INSURANCE
                               AND ANNUITY COMPANY
                                  (REGISTRANT)

                           TRANSAMERICA LIFE INSURANCE
                               AND ANNUITY COMPANY
                                   (DEPOSITOR)

                              /s/David M. Goldstein
                               David M. Goldstein
                              Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed below on April 29, 2003 by the following persons or by their duly appointed attorney-in-fact in the capacities specified:

Signatures                 Titles                                               Date
_______________________    President and Director                               April 29, 2003
Larry N. Norman*
_______________________    Director and Assistant Vice President                April 29, 2003
Darryl D. Button*
_______________________    Director and Senior Vice President                   April 29, 2003
Brenda K. Clancy*
_______________________    Director                                             April 29, 2003
Christopher H. Garrett*
_______________________    Director, Treasurer and Vice President               April 29, 2003
Diane Meiners*
_______________________    Director and President-Reinsurance Division          April 29, 2003
Paul E. Rutledge III*
_______________________    Director and Vice President                          April 29, 2003
Arthur C. Schneider*
_______________________    Director, Vice President and Counsel                 April 29, 2003
Craig D. Vermie*

/s/David M. Goldstein      On April 29, 2003 as Attorney-in-Fact pursuant to
*By: David M. Goldstein    powers of attorney filed herewith.